As filed with the Securities and Exchange Commission on November 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05309)

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Garboldi, Jr.
800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 06/30/08

Date of reporting period:  09/30/07

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2007 (unaudited), all dollars rounded to thousands (000)

Arizona Tax Free Fund

DESCRIPTION	PAR	VALUE +

Municipal Bonds - 98.9%
Revenue Bonds - 70.3%
Continuing Care Retirement Communities - 7.1%
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 (a)	$200	$218
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	400	379
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	101
Maricopa County Industrial Development Authority, Senior Living Health Care Revenue, Immanuel Care,
Series A (GNMA)
4.850%, 08/20/2026	750	754
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	400	403
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	200	202
		2,057

Education - 9.1%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	425	401
Gilbert Industrial Development Authority, Southwest Student Services, Pre-refunded 02/01/2009 @ 102
5.850%, 02/01/2019 (a)	1,000	1,049
Glendale Industrial Development Authority, Midwestern University
5.250%, 05/15/2014	140	149
5.000%, 05/15/2031	500	502
Glendale Industrial Development Authority, Midwestern University, Series A, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2021 (a)	250	271
Northern Arizona University (FGIC)
4.500%, 06/01/2031	250	244
		2,616

Healthcare - 22.8%
Arizona Health Facilities Authority, Banner Health, Series A
5.000%, 01/01/2021	280	289
Arizona Health Facilities Authority, Blood Systems Incorporated
4.750%, 04/01/2025	300	293
Arizona Health Facilities Authority, John C. Lincoln Health Network, Pre-refunded 12/01/2012 @ 101
5.750%, 12/01/2032 (a)	150	166
Arizona Health Facilities Authority, Volunteer Hospital Foundation, Series B (FGIC)
3.860%, 10/01/2015 (b)	400	400
Glendale Industrial Development Authority
4.625%, 12/01/2027	200	182
Glendale Industrial Devlopment Authority, John C. Lincoln Health Network
5.000%, 12/01/2032	100	95
Halifax Medical Center, Florida Hospital Revenue, Series A
5.000%, 06/01/2038	375	359
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	400	404
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	130	129
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	250	243
Johnson City, Tennessee Health & Elderly Facilities Authority
7.500%, 07/01/2025	100	114
Maricopa County Hospital, Sun Health Corporation
5.000%, 04/01/2025	200	198
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.375%, 07/01/2023	500	519
5.250%, 07/01/2032	100	102
Maricopa County Industrial Development Authority, Mayo Clinic
5.000%, 11/15/2031	500	510
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Pre-refunded 12/01/2011 @ 101
5.700%, 12/01/2021 (a)	1,000	1,089
University Medical Center Corporation, Hospital Revenue
5.000%, 07/01/2016	250	256
5.000%, 07/01/2024	500	497
Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Series A (RAAI)
5.250%, 08/01/2021	375	383
6.000%, 08/01/2033	100	104
Yuma Industrial Development Authority, Yuma Regional Medical Center, Escrowed to Maturity (MBIA)
5.500%, 08/01/2017 (c)	250	255
		6,587

Housing - 3.5%
Douglas Community Housing Corporation, Rancho La Perilla, Series A (GNMA)
5.900%, 07/20/2020	500	522
6.000%, 07/20/2025	475	491
Phoenix Industrial Development Authority, The Phoenix Authority, Series 1A (FHLMC) (FNMA) (GNMA)
5.875%, 06/01/2016	5	5
		1,018

Lease Revenue - 3.5%
Arizona Game & Fish Department, Administration Building Project (MLO)
4.500%, 07/01/2032	200	185
Nogales Municipal Development Authority (MBIA) (MLO)
4.500%, 06/01/2031	250	238
Peoria Municipal Development Authority (MLO)
5.000%, 07/01/2015	310	336
Pinal County Industrial Development Authority Correctional Facilities Contract, Florence West Prison Project,
Series A (ACA) (MLO)
5.000%, 10/01/2016	250	256
		1,015

Miscellaneous - 3.8%
Arizona Student Loan Acquisition Authority, Series A (AMT)
5.900%, 05/01/2024	100	105
Greater Arizona Infrastructure Development Authority, Series A (MBIA)
5.625%, 08/01/2020	200	207
Greater Arizona Infrastructure Development Authority, Series B
5.250%, 08/01/2026	750	776
		1,088

Tax Revenue - 11.7%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1 (MBIA)
4.500%, 08/01/2025	750	751
Marana, Tangerine Farms Road Improvement District
4.600%, 01/01/2026	250	238
Peoria Improvement District #0601
4.250%, 01/01/2022	465	449
Phoenix Civic Improvements, Excise Tax Revenue, Municipal Courthouse Project, Series A,
Pre-refunded 07/01/2009 @ 101
5.750%, 07/01/2016 (a)	300	314
Queen Creek Improvement District #001
5.000%, 01/01/2020	300	303
Scottsdale Municipal Property Corporation, Excise Tax Revenue, Convertible CABs, Series C (AMBAC)
0.000% through 06/30/2013, thereafter 4.550%, 07/01/2021 (d)	500	380
Tempe, Excise Tax Revenue, Series A, Pre-refunded 07/01/2009 @ 100
5.625%, 07/01/2020 (a)	300	311
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	270	272
Yuma Improvement District #68
4.700%, 01/01/2021	365	365
		3,383

Transportation - 1.4%
Arizona State Transportation Highway Board, Series A
5.000%, 07/01/2009	400	410

Utilities - 7.4%
Cottonwood Water Revenue (XLCA)
5.000%, 07/01/2017	250	269
Gilbert Water Resource Municipal Property Corporation, Wastewater System & Utility Revenue
5.000%, 04/01/2017	350	350
Gilbert Water Resource Municipal Property Corporation, Wastewater System & Utility Revenue,
Pre-refunded 04/01/2008 @ 100
5.000%, 04/01/2017 (a)	25	25
Mesa Utility System Revenue (FGIC)
4.500%, 07/01/2028	635	630
Tucson Water, Series 1994-A (MBIA)
6.250%, 07/01/2016	170	201
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-1 (AMT)
4.900%, 03/01/2028	400	371
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-2,
Mandatory Put 03/01/2008 @ 100 (AMT)
4.450%, 03/01/2028	300	300
		2,146

Total Revenue Bonds		20,320

General Obligations - 21.1%
California State
4.750%, 02/01/2024	100	101
Centerra Community Facilities Distributors
5.500%, 07/15/2029	192	182
Chandler, Pre-refunded 07/01/2010 @ 101
5.800%, 07/01/2018 (a)	250	267
Goodyear Community Facilities Utilities District #1 (AMBAC)
5.000%, 07/15/2032	1,000	1,041
Greenlee County School District #18, Morenci
5.000%, 07/01/2012	165	170
Peoria, Pre-refunded 04/01/2009 @ 100 (FGIC)
5.400%, 04/01/2015 (a)	100	103
5.000%, 04/01/2018 (a)	575	588
5.000%, 04/01/2019 (a)	125	128
Phoenix, Pre-refunded 07/01/2010 @ 100
5.250%, 07/01/2019 (a)	350	365
5.375%, 07/01/2025 (a)	750	786
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC)
5.000%, 07/01/2027	1,000	1,049
Pinal County Unified School District #1, Florence School Improvement Project 2006, Series A (FGIC)
5.000%, 07/01/2027	1,000	1,049
Tucson
5.500%, 07/01/2018	250	279
Total General Obligations		6,108

Certificates of Participation - 7.5%
Arizona Board of Regents, Northern Arizona University Projects (AMBAC) (MLO)
4.500%, 09/01/2030	500	491
Arizona Board of Regents, Series D (AMBAC)
4.000%, 06/01/2027	1,000	922
Northern Arizona University, Research Projects (AMBAC) (MLO)
5.000%, 09/01/2023	140	146
Pinal County (MLO)
5.000%, 12/01/2014	400	417
Tucson (MBIA) (MLO)
5.500%, 07/01/2015	200	203
Total Certificates of Participation		2,179

Total Municipal Bonds
(Cost $28,072)		28,607
Other Assets and Liabilities, Net - 1.1%		321
Total Net Assets - 100.0%		$28,928

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2007.
(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(d)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

ACA -	American Capital Access
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2007, the aggregate market value of securities subject to AMT was $776 which represents 2.7% of total net assets.
FGIC -	Financial Guaranty Insurance Corporation
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
XLCA -	XL Capital Assurance Inc.

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

California Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 97.2%
Revenue Bonds - 70.7%
Continuing Care Retirement Communities - 3.6%
California Health Facilities Financing Authority, Paradise Valley Estates (CMI)
4.125%, 01/01/2010	$500	$503
4.375%, 01/01/2012	540	549
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	500	525
La Verne, Brethren Hillcrest Homes, Series B (ACA)
5.600%, 02/15/2033	500	509
		2,086
Education - 9.5%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A, Escrowed to Maturity
5.800%, 06/01/2008 (a)	200	203
California Educational Facilities Authority, Claremont Graduate University, Series A
5.000%, 03/01/2020	240	249
California Educational Facilities Authority, Golden Gate University
5.000%, 10/01/2020	505	506
California Educational Facilities Authority, Lutheran University, Series C
4.750%, 10/01/2015	675	689
California Educational Facilities Authority, University of Redlands, Series A
5.000%, 10/01/2020	500	516
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2015	300	323
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	441
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
5.750%, 03/01/2008	400	402
California State Higher Educational Facilities Authority, Occidental College Project, Pre-refunded 10/01/2007 @ 102 (MBIA)
5.300%, 10/01/2010 (b)	500	510
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Partially Escrowed to Maturity
6.000%, 06/01/2010 (a)	495	515
California State Higher Educational Facilities Authority, University of Redlands, Series A, Escrowed to Maturity
5.550%, 06/01/2009 (a)	225	232
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.700%, 06/01/2011 (b)	250	266
5.750%, 06/01/2012 (b)	260	277
California Statewide Communities Development Authority, Viewpoint Schools (ACA)
4.125%, 10/01/2014	405	393
		5,522
Healthcare - 15.6%
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	300	314
California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put 07/01/2014 @ 100
4.950%, 07/01/2026	450	471
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	1,200	1,223
California Health Facilities Financing Authority, Valleycare Medical Center, Series A, Pre-refunded 05/01/2012 @ 100 (CMI)
4.625%, 05/01/2013 (b)	300	314
4.800%, 05/01/2014 (b)	715	753
California State Health Facilities Authority, Casa de las Campanas, Series A, Pre-refunded 08/01/2008 @ 100 (CMI)
5.375%, 08/01/2009 (b)	250	254
California Statewide Communities Development Authority, Daughters of Charity Health, Series G
5.250%, 07/01/2013	500	521
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (a)	430	457
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital (CMI)
5.000%, 10/01/2020	500	521
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,000	1,003
Iowa Hospital Revenue, Washington County Hospital Project
5.000%, 07/01/2014	250	250
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	600	620
Marysville Hospital, Fremont Rideout Health Project, Series A (AMBAC)
5.000%, 01/01/2010	500	513
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion, Series A
5.500%, 11/15/2009	650	672
Sierra View Health Care District
5.250%, 07/01/2024	500	508
Turlock California Health Facilities Revenue, Emanuel Medical Center (MLO)
5.000%, 10/15/2024	700	690
		9,084
Housing - 3.6%
Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A
5.300%, 10/01/2008	500	509
Aztec Shops, California State Auxiliary Organization, San Diego State University
5.400%, 09/01/2011	1,035	1,073
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (AMT) (FNMA) (GNMA)
5.250%, 06/01/2010	10	10
California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put 06/15/2009 @ 100
5.200%, 12/01/2029	500	511
		2,103
Lease Revenue - 9.0%
Apple Valley Public Financing Authority, Lease Revenue, Town Hall Annex Project, Series A (AMBAC) (MLO)
4.500%, 09/01/2017	535	561
California State Public Works Board, California Community Colleges, Series A (MLO)
4.875%, 12/01/2018	200	205
California State Public Works Board, Department of Corrections & Rehabilitation, Series F (FGIC) (MLO)
5.000%, 11/01/2016	1,750	1,912
California State Public Works Board, Department of Health Services (MBIA) (MLO)
5.200%, 11/01/2012	500	521
California State Public Works Board, Department of Mental Health (MLO)
5.500%, 06/01/2016	540	592
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (FSA) (MLO)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 (c)	150	129
Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project (AMBAC) (MLO)
5.000%, 09/01/2016	1,200	1,286
		5,206
Miscellaneous - 5.3%
California Infrastructure & Economic Development, Salvation Army Western (AMBAC)
4.000%, 09/01/2018	1,000	996
Children's Trust Fund, Puerto Rico Tobacco Settlement Issue, Escrowed to Maturity
5.000%, 07/01/2008 (a)	250	253
Golden West Schools Financing Authority, Series A (MBIA)
5.700%, 02/01/2013	720	796
5.750%, 02/01/2014	520	583
Golden West Schools Financing Authority, Series A, Zero Coupon Bond (MBIA)
3.765%, 02/01/2012 (d)	535	455
		3,083
Recreational Facility Authority - 1.3%
California Infrastructure & Economic Development, Performing Arts Center
4.000%, 12/01/2015	220	219
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (b)	500	558
		777
Tax Revenue - 10.4%
Antioch Area Public Facilities Financing Agency, Special Tax, Community Facilities District #1989-1 (AMBAC)
4.000%, 08/01/2018	1,000	1,000
Corona Redevelopment Agency, Tax Allocation, Temescal Canyon Project Area, Series A (AGTY)
4.125%, 11/01/2017	205	208
El Cajon Redevelopment Agency, Tax Allocation, El Cajon Redevelopment Project (AMBAC)
4.250%, 10/01/2016	275	284
Long Beach Community Facilities District #5, Towne Center Special Tax
6.100%, 10/01/2012	165	167
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	250	259
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.500%, 10/01/2016	260	271
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
4.750%, 10/01/2013	655	696
4.400%, 10/01/2018	250	256
Palm Springs Community Redevelopment Agency, Tax Allocation Revenue, Project #1, Series A (AMBAC)
4.125%, 09/01/2018	340	343
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	400	396
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	500	517
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North Redevelopment Project, Series B (RAAI)
4.000%, 08/01/2012	295	292
4.100%, 08/01/2014	325	321
4.250%, 08/01/2016	250	245
Soledad Redevelopment Agency, Tax Allocation Revenue, Series A (XLCA)
4.500%, 12/01/2016	205	215
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.600%, 10/01/2018	280	273
Southern California Logistics Airport Authority (XLCA)
4.250%, 12/01/2018	285	287
		6,030
Transportation - 2.2%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
3.863%, 10/01/2014 (d)	1,000	765
San Francisco City & County International Airports Commission, Second Series, Issue 25 (AMT) (FSA)
5.500%, 05/01/2008	500	506
		1,271
Utilities - 10.2%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC)
5.000%, 11/01/2020	1,025	1,092
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	750	744
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AGTY) (AMT)
5.000%, 07/01/2027	250	239
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series A, Mandatory Put 04/01/2013 @ 100 (XLCA)
4.100%, 04/01/2028	500	509
California Statewide Communities Development Authority, Water Revenue, Series B (FSA)
4.250%, 10/01/2017	635	652
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Pre-refunded 11/01/2009 @ 101 (MBIA)
5.200%, 11/01/2011 (b)	405	423
Imperial, Wastewater Treatment Facility (FGIC)
5.000%, 10/15/2020	1,000	1,042
Richmond Wastewater Systems, Pre-refunded 08/01/2009 @ 102 (FGIC)
5.200%, 08/01/2011 (b)	500	525
Signal Hill, Water Revenue (MBIA)
4.375%, 11/01/2018	345	355
Whittier Utility Authority (MBIA)
4.400%, 06/01/2017	305	313
4.500%, 06/01/2018	65	67
		5,961
Total Revenue Bonds		41,123

General Obligations - 21.5%
Alisal Union School District, Series C, Zero Coupon Bond (FGIC)
3.594%, 08/01/2008 (d)	860	835
Baldwin Park Unified School District Election of 2002, Zero Coupon Bond (AMBAC)
4.750%, 08/01/2020 (d)	1,000	547
Bassett Unified School District Election of 2006 (FSA)
4.375%, 08/01/2019	725	741
California State
4.000%, 08/01/2015	250	253
5.000%, 02/01/2017	1,000	1,058
5.125%, 04/01/2024	500	524
California State, Water Reservoir Development, Series Q
4.750%, 03/01/2020	200	200
Chabot-Las Positas Community College District, Election of 2004-B, Zero Coupon Bond (AMBAC)
4.623%, 08/01/2019 (d)	400	232
Foothill-De Anza Community College District
6.000%, 08/01/2011	300	323
Fresno Unified School District, Series A (MBIA)
6.050%, 08/01/2011	500	545
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 02/01/2014	300	345
Los Angeles Unified School District Election of 2005, Series C (AMBAC)
5.000%, 07/01/2015	1,000	1,089
Pomona Unified School District, Series A (MBIA)
6.150%, 08/01/2015	500	559
Puerto Rico Commonwealth, Series B (FSA)
6.500%, 07/01/2015	1,000	1,186
Roseville Joint Union High School District, Election of 2004, Series B (FGIC)
5.000%, 08/01/2018	550	588
Roseville Joint Union High School District, Series E
5.200%, 08/01/2020	600	626
San Diego Community College, District Election of 2002 (FSA)
5.000%, 05/01/2019	1,000	1,062
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
4.149%, 09/01/2017 (d)	1,000	665
Walnut Valley Unified School District, Series A, Pre-refunded 08/01/2010 @ 102 (FSA)
5.000%, 08/01/2012 (b)	255	271
West Covina Unified School District, Series A (MBIA)
5.350%, 02/01/2020	770	826
Total General Obligations		12,475

Certificates of Participation - 5.0%
Grossmont Unified High School District, Pre-refunded 09/01/2008 @ 102 (FSA) (MLO)
5.400%, 09/01/2013 (b)	300	311
Kern County Board of Education, Series A (MBIA) (MLO)
5.200%, 05/01/2012	325	334
Kern County Board of Education, Series A, Pre-refunded 05/01/2008 @ 102 (MBIA) (MLO)
5.200%, 05/01/2012 (b)	580	598
Los Angeles County Schools, Regionalized Business Services Financing Project, Series A (MLO)
5.000%, 09/01/2008	200	202
Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC) (MLO)
5.375%, 11/01/2010	405	416
Poway California (AMBAC) (MLO)
4.500%, 08/01/2016	585	610
Travis Unified School District (FGIC) (MLO)
4.500%, 09/01/2016	425	446
Total Certificates of Participation		2,917

Total Municipal Bonds
(Cost $55,134)		56,515

Short-Term Investment - 1.9%	SHARES
Blackrock Liquidity Funds
(Cost $1,132)	1,131,989	1,132

Total Investments - 99.1%
(Cost $56,266)		57,647
Other Assets and Liabilities, Net - 0.9%		517
Total Net Assets - 100.0%		$58,164

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(c)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2007.

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2007, the aggregate market value of securities subject to the AMT was $1,499, which represents 2.6% of total net assets.
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.
XLCA - XL Capital Assurance Inc.

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

California Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 97.8%
Revenue Bonds - 78.6%
Continuing Care Retirement Communities - 1.7%
Association of Bay Area Governments Finance Authority, Lincoln Glen Manor Senior Citizens (CMI)
6.100%, 02/15/2025	$250	$254
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	300	292
		546
Education - 12.4%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A, Escrowed to Maturity
5.900%, 06/01/2010 (a)	200	212
California Educational Facilities Authority, University of Redlands, Series A
5.000%, 10/01/2020	500	516
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2030	1,000	1,016
California Educational Facilities Authority, Woodbury University
4.500%, 01/01/2016	470	458
California Municipal Financing Authority, Education Revenue, American Heritage Education Foundation Project, Series A
5.250%, 06/01/2026	400	398
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
6.750%, 03/01/2019	380	400
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Partially Pre-refunded 06/01/2010 @ 101
6.625%, 06/01/2020 (b)	215	227
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.950%, 06/01/2015 (b)	310	332
California State University Foundation, Monterey Bay, Pre-refunded 06/01/2011 @ 100 (MBIA)
5.300%, 06/01/2022 (b)	500	532
		4,091
Healthcare - 13.0%
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	50	52
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	560	570
California Statewide Communities Development Authority, Adventist Health, Series A
5.000%, 03/01/2030	300	301
California Statewide Communities Development Authority, Daughters of Charity Healthcare, Series A
5.250%, 07/01/2030	100	100
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (a)	215	229
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital (CMI)
5.000%, 10/01/2027	400	408
California Statewide Communities Development Authority, Kaiser Permanente, Series A
4.750%, 04/01/2033	500	481
California Statewide Communities Development Authority, Redlands Community Hospital, Series A (RAAI)
5.000%, 04/01/2015	500	519
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	400	413
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de La Concepcion, Series A
5.500%, 11/15/2008	400	407
Sierra View Health Care District
5.250%, 07/01/2024	500	508
Turlock California Health Facilities Revenue, Emanuel Medical Center (MLO)
5.000%, 10/15/2024	300	296
		4,284
Housing - 3.6%
California State Department of Veterans Affairs, Series C (AMT)
5.500%, 12/01/2019	180	187
California State Housing Finance Agency, Single Family Mortgage, Series B (AMT) (FNMA) (GNMA)
5.650%, 06/01/2010	5	5
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.150%, 12/01/2031	1,000	1,007
		1,199
Lease Revenue - 8.2%
Apple Valley Public Financing Authority, Lease Revenue, Town Hall Annex Project, Series A (AMBAC) (MLO)
5.000%, 09/01/2027	500	521
California State Public Works Board, California Community Colleges, Series B (MLO)
5.500%, 06/01/2019	1,035	1,128
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (FSA) (MLO)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 (c)	1,250	1,072
		2,721
Miscellaneous - 6.8%
Golden West Schools Financing Authority, Series A (MBIA)
5.750%, 02/01/2014	250	280
5.800%, 08/01/2022	320	375
5.800%, 08/01/2023	345	406
Sacramento City Financing Authority, Pre-refunded 06/01/2010 @ 101 (MLO)
5.400%, 06/01/2018 (b)	455	482
5.500%, 06/01/2023 (b)	645	685
		2,228
Recreational Facility Authority - 1.7%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (b)	500	558

Tax Revenue - 16.6%
Grass Valley Community Redevelopment Agency, Tax Allocation
6.400%, 12/01/2034	400	417
Irvine Unified School District Financing Authority, Special Tax Group II, Series A
5.000%, 09/01/2026	225	218
Long Beach Community Facilities District #5, Towne Center Special Tax
6.100%, 10/01/2012	250	253
Los Angeles
5.625%, 03/01/2019	200	211
Los Angeles County Community Facilities District #3, Special Tax, Series A (AMBAC)
5.250%, 09/01/2018	715	745
Montclair Redevelopment Agency, Tax Allocation, Project Area #3, Series A (AMBAC)
4.500%, 09/01/2027 (d)	400	397
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	125	130
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.875%, 10/01/2030	500	506
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
5.000%, 10/01/2029	1,000	1,035
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	250	247
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	350	362
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North Redevelopment Project, Series B (RAAI)
4.375%, 08/01/2018	380	370
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.400%, 10/01/2015	120	118
4.500%, 10/01/2016	125	122
Stockton Public Financing Revenue, Assessment Districts, Senior Lien, Series A (RAAI)
4.375%, 09/02/2020	365	349
		5,480
Transportation - 1.1%
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (MBIA)
5.500%, 07/01/2015	100	112
San Francisco Airport Commission, SFO Fuel Company (AMT) (FSA)
5.625%, 01/01/2012	250	256
		368
Utilities - 13.5%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC)
5.000%, 11/01/2023	1,040	1,095
Burlingame Finance Authority, Wastewater Revenue (FSA)
4.250%, 04/01/2026	1,330	1,284
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series A-2 (AMT)
5.400%, 04/01/2025	500	504
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AGTY) (AMT)
5.000%, 07/01/2027	250	239
Compton Sewer Authority (MBIA)
5.375%, 09/01/2023	1,150	1,189
South Bayside Waste Management Authority (AMBAC)
5.750%, 03/01/2020	150	157
		4,468

Total Revenue Bonds		25,943

General Obligations - 15.1%
Acalanes Unified High School District, Zero Coupon Bond, Pre-refunded 08/01/2010 @ 70.92 (FGIC)
3.668%, 08/01/2016 (b) (e)	700	448
Bassett Unified School District Election of 2006 (FSA)
5.000%, 08/01/2027	500	521
California State
5.000%, 02/01/2024	700	723
4.500%, 08/01/2026	500	489
California State, Pre-refunded 10/01/2010 @ 100
5.250%, 10/01/2019 (b)	35	37
5.250%, 10/01/2019 (b)	105	110
5.250%, 10/01/2019 (b)	460	484
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 08/01/2020	460	555
Pomona Unified School District, Series A (MBIA)
5.950%, 02/01/2017	855	991
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	200	212
Sacramento Unified School District, Series A, Pre-refunded 07/01/2009 @ 102
5.750%, 07/01/2017 (b)	400	423
Total General Obligations		4,993

Certificates of Participation - 4.1%
Escondido, Series A (FGIC)
5.625%, 09/01/2020	300	319
Los Angeles, Sonnenblick del Rio Senior Lien (AMBAC) (MLO)
6.000%, 11/01/2019	330	355
Ramona Unified School District, Convertible CABs (FGIC)
0.000% through 05/01/2012, thereafter 5.000%, 05/01/2032 (c)	500	404
Ridgecrest Civic Center Project, Pre-refunded 03/01/2009 @ 101 (MLO)
6.250%, 03/01/2021 (b)	250	262
Total Certificates of Participation		1,340

Total Municipal Bonds
(Cost $31,348)		32,276

Short-Term Investment - 2.3%	SHARES
Blackrock Liquidity Funds
(Cost $773)	773,097	773

Total Investments - 100.1%
(Cost $32,121)		33,049
Other Assets and Liabilities, Net - (0.1)%		(50)
Total Net Assets - 100.0%		$32,999

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(c)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Security purchased on a when-issued basis. On September 30, 2007, the total cost of investment purchased on a when-issued basis was $389 or 1.2% of total net assets.
(e)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2007.

AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2007, the aggregate market value of securities subject to the AMT was $2,198, which represents 6.7% of total net assets.
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

First American Colorado Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 98.8%
Revenue Bonds - 71.1%
Continuing Care Retirement Communities - 1.7%
Colorado State Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	$250	$249
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	510
		759
Education - 7.5%
Colorado Educational & Cultural Facilities Authority, Ave Maria School Project (RAAI)
4.750%, 12/01/2014	220	225
4.750%, 12/01/2015	230	234
Colorado State Board of Governors University Enterprise System Revenue, Series B (FGIC)
4.250%, 03/01/2017	500	512
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Escrowed to Maturity
6.250%, 09/15/2011 (a)	230	240
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (a)	605	635
Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Pre-refunded 11/01/2009 @ 100
6.850%, 11/01/2016 (b)	440	469
Colorado State Educational & Cultural Facilities Authority, Front Range Christian School Project (LOC: Evangelical Christian, Wescorp Credit Union)
4.500%, 04/01/2018	225	227
4.500%, 04/01/2019	240	240
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project
4.500%, 11/01/2015	550	547
		3,329
Healthcare - 23.2%
Aspen Valley Hospital
4.375%, 10/15/2014	560	548
Colorado State Health Facilities Authority, Adventist Health, Sunbelt, Series E
5.000%, 11/15/2012	500	522
Colorado State Health Facilities Authority, Boulder Hospital (MBIA)
5.000%, 10/01/2010	500	521
Colorado State Health Facilities Authority, Evangelical Lutheran
6.900%, 12/01/2025	135	146
Colorado State Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 (b)	215	240
Colorado State Health Facilities Authority, Evangelical Lutheran Project
5.000%, 06/01/2016	250	259
Colorado State Health Facilities Authority, Evangelical Lutheran Project, Series A
4.200%, 06/01/2013	200	199
Colorado State Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America, Series A
5.000%, 07/01/2015	500	488
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
5.250%, 12/01/2013	860	902
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	700	708
Colorado State Health Facilities Authority, Parkview Medical Center
5.750%, 09/01/2008	250	254
5.500%, 09/01/2009	500	514
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Pre-refunded 09/15/2008 @ 101
5.300%, 09/15/2009 (b)	110	111
Colorado State Health Facilities Authority, The Devereux Foundation (RAAI)
4.200%, 11/01/2013	80	79
Colorado State Health Facilities Authority, Vail Valley Medical Center Project
5.000%, 01/15/2013	300	307
5.750%, 01/15/2022	800	822
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	165	170
5.000%, 05/15/2013	500	517
Colorado State Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	410	418
Delta County Memorial Hospital District
5.350%, 09/01/2017	500	513
La Junta County Hospital, Arkansas Valley Regional Medical Center Project
5.400%, 04/01/2008	335	337
5.500%, 04/01/2009	355	361
Montrose Memorial Hospital
5.300%, 12/01/2013	260	269
5.450%, 12/01/2014	390	407
University of Colorado Hospital Authority, Pre-refunded 11/15/2011 @ 100
5.000%, 11/15/2014 (b)	300	315
Washington County Iowa Hospital, Washington County Hospital Project
5.125%, 07/01/2016	350	350
		10,277
Miscellaneous - 6.8%
Colorado Educational & Cultural Facilities Authority, Colorado Public Radio
4.800%, 07/01/2009	250	253
4.900%, 07/01/2010	265	270
Colorado Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2013	700	731
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	900	902
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	860	874
		3,030
Recreational Facility Authorities - 1.7%
Hyland Hills Metropolitan Park & Recreation District, Series A
6.100%, 12/15/2009	210	212
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	500	514
		726
Revolving Fund - 0.1%
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A (FGIC)
5.700%, 11/01/2015	55	58

Tax Revenue - 3.2%
Larimer County Sales & Use Tax (AMBAC)
5.000%, 12/15/2010	300	313
Longmont Sales & Use Tax, Pre-refunded 11/15/2010 @ 100
5.500%, 11/15/2015 (b)	500	529
Park Meadows Business Improvement District, Shared Sales Tax
5.000%, 12/01/2017	250	247
Superior Open Space Sales & Use Tax
4.500%, 06/01/2013	100	101
4.600%, 06/01/2014	225	229
		1,419
Transportation - 16.7%
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/2010	1,000	1,063
E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA)
4.249%, 09/01/2017 (c)	1,575	1,038
4.422%, 09/01/2019 (c)	960	570
4.602%, 09/01/2022 (c)	1,000	507
E-470 Public Highway Authority, Series C, Convertible CABs (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 (d)	500	442
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	130	126
Northwest Parkway Public Highway Authority, Convertible CABs (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 (d)	750	675
Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (d)	2,000	1,817
Northwest Parkway Public Highway Authority, Convertible CABs (FSA)
0.000% through 06/15/2011, thereafter 5.350%, 06/15/2016 (d)	1,000	917
Walker Field Public Airport Authority Revenue
4.500%, 12/01/2016	275	268
		7,423
Utilities - 10.2%
Arapahoe County Water & Wastewater Authority, Escrowed to Maturity
5.750%, 12/01/2008 (a)	160	164
Arapahoe County Water & Wastewater Authority, Pre-refunded 12/01/2009 @ 100
6.000%, 12/01/2011 (b)	185	194
Boulder Water & Sewer, Escrowed to Maturity
5.750%, 12/01/2010 (a)	1,545	1,647
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2017	500	532
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A, Pre-refunded 11/01/2010 @ 100 (FGIC)
5.700%, 11/01/2015 (b)	45	48
Denver City & County Wastewater (FGIC)
5.250%, 11/01/2017	1,260	1,344
Inverness Water & Sanitation District, Arapahoe & Douglas Counties, Series A (RAAI)
4.250%, 12/01/2016	600	586
		4,515
Total Revenue Bonds		31,536

General Obligations - 25.8%
Arapahoe County School District #5, Cherry Creek, Pre-refunded 12/15/2009 @ 100 (STAID)
5.500%, 12/15/2011 (b)	1,000	1,043
Conservatory Metropolitan District, Arapahoe County, Limited Tax (RAAI)
4.250%, 12/01/2016	435	427
Cordillera Metropolitan School District, Eagle County (RAAI)
5.000%, 12/01/2013	620	643
Denver City & County, Medical Facilities
4.000%, 08/01/2016	1,000	1,008
Denver West Metropolitan School District
4.125%, 12/01/2014	150	148
4.200%, 12/01/2015	480	474
Douglas County School District #RE-1, Douglas & Elbert Counties, Series B, Zero Coupon Bond (FSA) (STAID)
4.046%, 12/15/2015 (c)	585	421
Fiddlers Business Improvement District, Greenwood Village, Series 1 (ACA)
4.250%, 12/01/2015	460	445
Garfield County School District #RE-2 (FSA) (STAID)
5.250%, 12/01/2019	1,530	1,630
Grand County School District #002, East Grand (FSA) (STAID)
4.250%, 12/01/2016	500	512
Jefferson County School District #R-001 (MBIA) (STAID)
6.250%, 12/15/2009	1,000	1,058
North Range Metropolitan District #1 (ACA)
4.250%, 12/15/2018	600	561
Rockport Texas (MBIA)
4.400%, 02/15/2018	910	934
SBC Metropolitan School District (ACA)
4.250%, 12/01/2015	445	430
Sterling Hills West Metropolitan District (FSA)
4.250%, 12/01/2016	200	206
4.750%, 12/01/2018	250	264
Westglenn Metropolitan District
6.000%, 12/01/2014	1,220	1,258
		11,462
Certificates of Participation - 1.9%
Garfield County Building Corporation (AMBAC) (MLO)
5.300%, 12/01/2011	400	418
Pueblo County, Capital Construction (MLO)
4.400%, 12/01/2016	410	410
Total Certificates of Participation		828
Total Municipal Bonds
(Cost $42,431)		43,826

Short-Term Investment - 0.3%	SHARES
First American Tax Free Obligations Fund, Class Z (e)
(Cost $150)	150,241	150
Total Investments - 99.1%
(Cost $42,581)		43,976
Other Assets and Liabilities, Net - 0.9%		399
Total Net Assets - 100.0%		$44,375

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.
(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at September 30, 2007.

(d)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2007, the aggregate market value of securities subject to the AMT was
$126, which represents 0.3% of net assets.
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.
STAID - State Aid Withholding

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

First American Colorado Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 97.8%
Revenue Bonds - 79.4%
Continuing Care Retirement Communities - 5.4%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2026	$100	$99
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.250%, 12/01/2025	200	201
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	350	366
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	225	213
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	101
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	325	328
		1,308
Education - 14.7%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	350	330
Colorado Educational & Cultural Facilities Authority, Academy Charter School Project, Series A
4.625%, 12/15/2028	330	317
Colorado State Board of Agriculture, Auxiliary Facility Systems (AMBAC)
5.125%, 03/01/2017	200	202
Colorado State Board of Governors University Enterprise System Revenue, Series B (FGIC)
4.500%, 03/01/2019	500	513
Colorado State Educational & Cultural Facilities Authority, Ave Maria School Project (RAAI)
4.850%, 12/01/2025	250	244
Colorado State Educational & Cultural Facilities Authority, Ave Marie School Project, Pre-refunded 12/01/2010 @ 100 (RAAI)
6.000%, 12/01/2016 (a)	200	215
Colorado State Educational & Cultural Facilities Authority, Charter School, James Irwin Foundation (CIFG) (STAID)
5.000%, 08/01/2027	250	260
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (b)	425	446
Colorado State Educational & Cultural Facilities Authority, Front Range Christian School Project (LOC: Evangelical Christian, Wescorp Credit Union)
5.000%, 04/01/2037	750	752
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project
4.500%, 11/01/2015	300	298
		3,577
Healthcare - 25.9%
Aspen Valley Hospital
5.000%, 10/15/2021	450	443
Boulder County Longmont United Hospital Project (RAAI)
5.300%, 12/01/2010	330	341
Colorado State Educational & Cultural Facilities Authority, National Jewish Federation Board Program (LOC: Bank of America)
3.920%, 07/15/2029	505	505
Colorado State Health Facilities Authority, Evangelical Lutheran
6.900%, 12/01/2025	60	65
Colorado State Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 (a)	90	100
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A
5.250%, 06/01/2034	230	230
Colorado State Health Facilities Authority, Evangelical Lutheran Project
5.000%, 06/01/2016	100	104
Colorado State Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America, Series A
5.250%, 07/01/2027	300	281
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.625%, 12/01/2024	325	309
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	300	303
Colorado State Health Facilities Authority, Parkview Medical Center
5.600%, 09/01/2011	300	317
Colorado State Health Facilities Authority, Portercare Adventist Project, Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 (a)	600	672
Colorado State Health Facilities Authority, Poudre Valley Health Care, Series F
5.000%, 03/01/2025	350	343
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Pre-refunded 09/15/2008 @ 101
5.300%, 09/15/2009 (a)	110	111
Colorado State Health Facilities Authority, Vail Valley Medical Center
5.000%, 01/15/2020	250	251
5.800%, 01/15/2027	500	512
Delta County Memorial Hospital District
5.350%, 09/01/2017	220	226
Denver Health & Hospital Authority, Healthcare Revenue, Series A
4.750%, 12/01/2027	250	232
Halifax Medical Center, Hospital Revenue, Series A
5.000%, 06/01/2038	325	311
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	100	99
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	225	219
La Junta, Arkansas Valley Regional Medical Center Project
6.100%, 04/01/2024	100	103
Montrose Memorial Hospital
6.375%, 12/01/2023	130	140
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital
5.250%, 06/01/2036	100	96
		6,313
Housing - 0.8%
Colorado State Housing & Finance Authority, Multifamily Project, Class I, Series B-4
5.900%, 04/01/2031	100	103
Colorado State Housing & Finance Authority, Series E-2 (AMT)
7.000%, 02/01/2030	45	47
Colorado State Housing & Finance Authority, Single Family Housing Program, Series A-2 (AMT)
7.450%, 10/01/2016	5	5
Colorado State Housing & Finance Authority, Single Family Housing Program, Series B-2 (AMT)
7.100%, 04/01/2017	30	31
		186
Miscellaneous - 3.6%
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2021	750	767
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	100	100
		867
Recreational Facility Authorities - 2.7%
Denver Convention Center, Hotel Authority Revenue (XLCA)
4.500%, 12/01/2025	500	492
Hyland Hills Metropolitan Park & Recreational District, Special Revenue (ACA)
4.375%, 12/15/2026	200	175
		667
Tax Revenue - 6.3%
Douglas County Sales & Use Tax Revenue (FSA)
5.625%, 10/15/2020	200	211
Highlands Ranch Metropolitan School District #2 (FSA)
5.000%, 06/15/2016	20	20
Larimer County Sales & Use Tax, Pre-refunded 12/15/2010 @ 100 (AMBAC)
5.625%, 12/15/2018 (a)	100	106
Mountain Village Metropolitan District, San Miguel County (MBIA)
5.200%, 12/01/2017	200	202
Park Meadows Business Improvement District, Shared Sales Tax
5.300%, 12/01/2027	475	454
Superior Open Space Sales & Use Tax
5.000%, 06/01/2026	330	331
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	210	212
		1,536
Transportation - 11.7%
Denver City & County Airport, Series E (MBIA)
5.250%, 11/15/2023	500	506
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	75	73
Northwest Parkway Public Highway Authority, Convertible CABs (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 (c)	750	675
Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (c)	500	454
Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.700%, 06/15/2021 (c)	1,000	916
Walker Field Public Airport Authority Revenue
4.750%, 12/01/2027	250	228
		2,852
Utilities - 8.3%
Arapahoe County Water & Wastewater (FSA)
4.375%, 12/01/2019	280	286
Arapahoe County Water & Wastewater (MBIA) (MLO)
5.000%, 12/01/2026	250	260
Boulder Water & Sewer, Pre-refunded 12/01/2010 @ 100
5.700%, 12/01/2019 (a)	300	319
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2019	400	425
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	250	267
Fort Collins Wastewater Utility Enterprise (FSA)
5.500%, 12/01/2020	300	316
Inver Grove Heights, Minnesota, Nursing Home Revenue, Presbyterian Homes Care
5.375%, 10/01/2026	150	142
		2,015
Total Revenue Bonds		19,321

General Obligations - 10.2%
Antelope Water System
4.875%, 12/01/2025	175	173
Boulder Open Space Acquisition, Pre-refunded 08/15/2010 @ 100
5.450%, 08/15/2016 (a)	350	367
Bromley Park Metropolitan District #2, Series A (RAAI)
5.000%, 12/01/2027	500	501
El Paso County School District #49, Falcon, Series A, Pre-refunded 12/01/2009 @ 105 (FSA) (STAID)
6.000%, 12/01/2018 (a)	200	220
Fiddlers Business Improvement District, Greenwood Village, Series 1 (ACA)
4.500%, 12/01/2027	400	356
Midcities Metropolitan School District #2 (RAAI)
5.125%, 12/01/2030	200	200
North Range Metropolitan District #1 (ACA)
4.500%, 12/15/2031	340	293
SBC Metropolitan District (ACA)
5.000%, 12/01/2025	115	113
Sterling Hills West Metropolitan District (FSA)
4.750%, 12/01/2018	250	264
		2,487
Certificates of Participation - 8.2%
Arapahoe County Building Finance Authority, Pre-refunded 02/15/2010 @ 100 (AMBAC) (MLO)
5.250%, 02/15/2021 (a)	200	207
Broomfield County Open Space Park & Recreation Facilities (AMBAC) (MLO)
5.500%, 12/01/2020	800	842
Broomfield County, Westminster Open Space Foundation
4.625%, 12/01/2025	330	325
Colorado Springs Old City Hall Project (FSA) (MLO)
5.500%, 12/01/2017	200	211
5.500%, 12/01/2020	200	210
Pueblo County, Capital Construction (MLO)
5.000%, 12/01/2024	200	203
		1,998
Total Municipal Bonds
(Cost $23,230)		23,806

Short-Term Investment - 1.1%	SHARES
First American Tax Free Obligations Fund, Class Z (d)
(Cost $263)	262,751	263
Total Investments - 98.9%
(Cost $23,493)		24,069
Other Assets and Liabilities, Net - 1.1%		258
Total Net Assets - 100.0%		$24,327

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.
(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2007, the aggregate market value of securities subject to the AMT was
$423, which represents 1.7% of net assets.
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.
STAID - State Aid Withholding
XLCA - XL Capital Assurance Inc.

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

First American Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 99.3%
Alabama - 1.2%
Revenue Bonds - 1.2%
Alabama State Docks Department, Pre-refunded 10/01/2008 @ 102 (MBIA)
5.250%, 10/01/2010 (a)	$3,000	$3,111
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity
8.000%, 07/01/2011 (b)	1,150	1,252
Health Care Authority for Baptist Health, Series D
5.000%, 11/15/2015	800	823
Montgomery BMC Special Care Facilities Revenue, Baptist Health,
Series A-2, Convertible CABs, Pre-refunded 11/15/2014 @ 100 (MBIA)
0.000% through 11/15/2007, thereafter 5.000%, 11/15/2016 (a) (c)	2,000	2,126
		7,312
Alaska - 0.1%
Revenue Bond - 0.1%
Aleutians East Borough Project, Aleutian Pribilof Islands (ACA)
4.375%, 06/01/2015	400	393

Arizona - 3.5%
Revenue Bonds - 1.7%
Arizona Game & Fish Department, AGF Administration Building Project (MLO)
4.500%, 07/01/2015	150	153
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 (a)	3,300	3,595
Phoenix Street & Highway User, Escrowed to Maturity
6.500%, 07/01/2009 (b)	180	182
6.250%, 07/01/2011 (b)	900	909
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,314
Tucson Airport Authority (FSA)
5.000%, 06/01/2013	3,760	4,006
		10,159
General Obligations - 1.1%
Gila County Unified School District #10, Payson School Improvement Project of 2006,
Series A (AMBAC)
1.000% through 07/01/2009, thereafter 5.000%, 07/01/2016	1,000	1,004
1.000% through 07/01/2009, thereafter 5.000%, 07/01/2017	1,050	1,056
Maricopa County School District #69, Paradise Valley (MBIA)
5.300%, 07/01/2011	1,000	1,062
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004, Series B (FSA)
4.750%, 07/01/2018	1,150	1,210
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC)
4.375%, 07/01/2018	1,000	1,027
4.500%, 07/01/2019	1,000	1,028
		6,387
Certificate of Participation - 0.7%
Arizona Board of Regents, Series B (AMBAC)
4.500%, 06/01/2018	4,120	4,256
		20,802
Arkansas - 1.0%
Revenue Bonds - 1.0%
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FHA) (VA)
7.250%, 06/01/2010 (b)	1,290	1,354
University of Arkansas, Fayetteville, Series B (FGIC)
4.500%, 11/01/2016	2,000	2,089
University of Arkansas, UAMS Campus (FGIC)
5.000%, 03/01/2015	1,000	1,079
Washington County Hospital Revenue, Regional Medical Center, Series B
5.000%, 02/01/2016	1,145	1,177
		5,699
California - 6.5%
Revenue Bonds - 3.3%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
3.863%, 10/01/2014 (d)	2,000	1,530
Apple Valley Redevelopment Agengy, Tax Allocation, Project Area #2 (AMBAC) (MLO)
4.500%, 06/01/2018	920	951
Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A
5.300%, 10/01/2008	290	295
Association of Bay Area Governments Financial Authority for Nonprofit Corporations, Elder Care Alliance (CMI)
4.500%, 08/15/2012	335	345
5.000%, 08/15/2017	1,215	1,269
California Educational Facilities Authority, Lutheran University, Series C
5.000%, 10/01/2024	1,000	1,007
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	250	248
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/2008 @ 100
5.250%, 06/01/2029	1,000	1,008
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (b)	1,245	1,324
California Statewide Communities Development Authority, Health Facilities, Adventist Health, Series A
5.000%, 03/01/2030	700	703
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,180	1,183
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	1,210	1,270
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	511
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Series A, Convertible CABs (FSA) (MLO)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 (c)	1,600	1,373
Golden State Tobacco Securitization, Pre-refunded 06/01/2010 @ 100 (MLO)
5.600%, 06/01/2028 (a)	2,450	2,579
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	575	594
Upland Community Redevelopment Agency Tax Allocation, Merged Project (AMBAC)
4.250%, 09/01/2026	1,400	1,326
Whittier Pubilic Finance Authority, Redevelopment Agency, Tax Allocation, Series A (AMBAC)
5.000%, 11/01/2021	995	1,053
Woodland Financial Authority (MLO) (XLCA)
4.700%, 03/01/2019	815	842
		19,411
General Obligations - 3.2%
ABC Unified School District, Series A (MBIA)
4.900%, 02/01/2020	1,565	1,680
California State
5.000%, 02/01/2016	1,000	1,056
5.000%, 02/01/2017	2,000	2,117
4.000%, 08/01/2017	2,000	1,995
5.000%, 11/01/2018	260	270
5.000%, 08/01/2019	500	532
5.000%, 02/01/2021	1,500	1,571
5.125%, 04/01/2024	500	524
California State, Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2018 (a)	4,740	5,018
Chabot-Las Positas Community College District, Election of 2004-B, Zero Coupon Bond (AMBAC)
4.623%, 08/01/2019 (d)	1,390	808
Roseville Joint Unified High School District
5.100%, 08/01/2019	390	406
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
4.149%, 09/01/2017 (d)	1,000	665
Santa Monica Community College District, Capital Appreciation, 2002 Election, Series C, Zero Coupon Bond (MBIA)
4.119%, 08/01/2016 (d)	2,000	1,391
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC)
4.562%, 08/01/2023 (d)	2,030	994
		19,027
		38,438
Colorado - 8.6%
Revenue Bonds - 7.9%
Adams County Pollution Control Revenue, Public Service Company Colorado Project, Series A (MBIA)
4.375%, 09/01/2017	5,000	5,118
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond
3.777%, 09/01/2010 (b) (d)	9,320	8,355
Aspen Valley Hospital
5.000%, 10/15/2021	500	492
Colorado Health Facilities Authority, Parkview Medical Center
5.000%, 09/01/2016	640	660
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 (a)	1,200	1,339
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (b)	600	629
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 (a)	1,500	1,683
7.250%, 12/01/2021 (a)	1,500	1,710
Colorado State Educational & Cultural Facilities Authority, Pinnacle Charter School Project, Escrowed to Maturity
5.250%, 12/01/2011 (b)	1,005	1,038
Colorado State Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	600	598
5.250%, 01/01/2015	620	614
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	510
Colorado State Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America Care, Series A
5.200%, 07/01/2022	1,000	966
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.250%, 12/01/2015	1,250	1,229
Colorado State Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond
4.522%, 07/15/2020 (b) (d)	10,000	5,644
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	500	515
5.000%, 05/15/2013	405	419
Colorado State Housing Finance Authority, Series A-2
7.150%, 11/01/2014	25	25
E-470 Public Highway Authority, Series C, Convertible CABs (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 (c)	1,500	1,328
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	340	346
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	560	575
Mesa County, Escrowed to Maturity, Zero Coupon Bond
3.805%, 12/01/2011 (b) (d)	5,500	4,700
Montrose Memorial Hospital
5.700%, 12/01/2017	2,170	2,283
Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (c)	2,750	2,498
Platte River Power Authority, Series GG (FSA)
4.500%, 06/01/2017	2,000	2,091
Walker Field Public Airport Authority Revenue
5.000%, 12/01/2022	1,000	981
		46,346
General Obligations - 0.7%
Conservatory Metropolitan District, Arapahoe County, Limited Tax (RAAI)
4.375%, 12/01/2017	455	448
El Paso County School District #2, Harrison, Pre-refunded 12/01/2011 @ 100 (FGIC) (STAID)
5.500%, 12/01/2016 (a)	1,280	1,376
Fiddlers Business Improvement District, Greenwood Village, Series 1 (ACA)
5.000%, 12/01/2022	1,000	996
Midcities Metropolitan District #2 (RAAI)
4.875%, 12/01/2016	385	396
North Range Metropolitan District #1 (ACA)
4.300%, 12/15/2019	1,000	929
		4,145
		50,491
Connecticut - 0.2%
Revenue Bond - 0.2%
Connecticut State Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI)
5.000%, 07/01/2014	1,185	1,238

Florida - 0.6%
Revenue Bond - 0.2%
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,456
Certificate of Participation - 0.4%
Clay County School Board, Series B (MBIA) (MLO)
5.000%, 07/01/2018	2,205	2,329
		3,785
Georgia - 0.5%
Revenue Bond - 0.3%
Atlanta Tax Allocation, Atlantic Station Project (AGTY)
4.375%, 12/01/2018	2,000	2,031
General Obligations - 0.2%
Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.150%, 03/01/2014 (c)	500	446
Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.250%, 03/01/2015 (c)	265	236
Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.350%, 03/01/2016 (c)	300	268
		950
		2,981
Idaho - 0.2%
Certificates of Participation - 0.2%
Madison County Hospital Revenue (MLO)
5.000%, 09/01/2012	500	510
5.250%, 09/01/2015	295	304
5.250%, 09/01/2016	500	516
		1,330
Illinois - 17.6%
Revenue Bonds - 8.0%
Chicago, Midway Airport Project, Series C (MBIA)
5.500%, 01/01/2014	1,300	1,423
Chicago, Single Family Mortgages, Series A (AMT) (FHLMC) (FNMA) (GNMA)
5.250%, 03/01/2013	5	5
Chicago Water, Zero Coupon Bond (FGIC)
3.760%, 11/01/2009 (d)	6,450	5,968
Granite Single Family Mortgage, Escrowed to Maturity
7.750%, 10/01/2011 (b)	560	608
Illinois Development Finance Authority, Midwestern University, Series B, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2016 (a)	350	379
Illinois Educational Faciltiies Authority, Art Institute of Chicago, Mandatory Put 03/01/2016 @ 100
4.125%, 03/01/2030	500	491
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.400%, 05/15/2014	1,000	993
5.500%, 05/15/2015	1,000	996
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,000	974
Illinois Finance Authority, Friendship Village Schaumburg, Series A
5.000%, 02/15/2015	2,500	2,429
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.250%, 05/15/2014	1,320	1,311
Illinois Finance Authority, Peoples Gas, Light and Coke Co., Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	2,000	2,026
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.500%, 02/15/2014	2,430	2,440
Illinois Health Facilities Authority, St. Benedict, Series 2003A-2
5.750%, 11/15/2015	2,750	2,686
Illinois Sports Facilities Authority, State Tax Supported, Convertible CABs (AMBAC)
0.000% through 06/15/2010, thereafter 4.750%, 06/15/2013 (c)	1,405	1,301
Illinois Sports Facilities Authority, State Tax Supported, Convertible CABs (AMBAC)
0.000% through 06/15/2010, thereafter 5.100%, 06/15/2016 (c)	1,620	1,538
Illinois State Development Finance Authority, Elgin School District, Zero Coupon Bond (FSA)
4.262%, 01/01/2018 (d)	2,750	1,785
Illinois State Development Finance Authority, Elmhurst Community School #205, Pre-refunded 01/01/2011 @ 100 (FSA)
6.375%, 01/01/2013 (a)	1,025	1,113
Illinois State Health Facilities Authority, Evangelical, Escrowed to Maturity
6.750%, 04/15/2012 (b)	1,320	1,421
Illinois State Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity
10.000%, 01/01/2015 (b)	645	792
Illinois State Sales Tax
6.000%, 06/15/2009	2,500	2,604
5.100%, 06/15/2010	2,000	2,080
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A (FGIC)
5.550%, 12/15/2011	675	709
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC)
3.742%, 06/15/2009 (b) (d)	1,465	1,375
Metropolitan Pier & Exposition Authority, State Sales Tax,
Series B, Convertible CABs (MBIA)
0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017 (c)	1,000	853
Morton Grove, Residential Housing, Escrowed to Maturity (MBIA)
7.350%, 09/01/2009 (b)	5,570	5,958
Southwestern Illinois Development Authority Revenue, Anderson Hospital
5.125%, 08/15/2026	2,000	1,977
Southwestern Illinois Development Authority Revenue, Local Government, Triad School District 2 (MBIA)
5.000%, 10/01/2018	1,000	1,071
		47,306
General Obligations - 9.6%
Champaign County Community School District #004
8.250%, 01/01/2009	100	106
Champaign County Community School District #004, Escrowed to Maturity
8.250%, 01/01/2009 (b)	1,215	1,285
Chicago, City Colleges, Zero Coupon Bond (FGIC)
4.043%, 01/01/2015 (d)	10,000	7,480
Chicago, Project & Refunding (FSA)
5.500%, 01/01/2013	1,000	1,089
Chicago, Project & Refunding, Series A (FGIC)
5.250%, 01/01/2011	5,000	5,257
Chicago, Series A, Convertible CABs (MBIA)
0.000% through 01/01/2011, thereafter 5.300%, 01/01/2016 (c)	2,000	1,849
Cook County Community Unit School District #65, Evanston, Series A (FSA)
6.375%, 05/01/2009	3,000	3,132
Cook County Community Unit School District #102, La Grange, Zero Coupon Bond (FGIC)
3.904%, 12/01/2013 (d)	2,440	1,922
Cook County Community Unit School District #401, Elmwood Park, Zero Coupon Bond (FSA)
3.805%, 12/01/2011 (d)	3,625	3,098
Cook County School District #088, Bellwood, Series B (FSA)
5.000%, 12/01/2017	1,675	1,782
Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA)
4.052%, 12/01/2015 (d)	2,250	1,621
Cook County School District #209, Proviso Township, Convertible CABs (FSA)
0.000% through 12/01/2007, thereafter 5.000%, 12/01/2016 (c)	1,000	1,063
Cook County, Series A (MBIA)
6.250%, 11/15/2011	1,000	1,101
Du Page County Community High School District #94, West Chicago (FSA)
7.250%, 11/01/2009	1,780	1,911
Elk Grove Village (MBIA)
4.125%, 01/01/2019 (e)	1,000	1,000
Illinois State, First Series
5.500%, 08/01/2015	4,500	4,720
Lake County Community Unit School District #60, Waukegan, Series B (FSA)
7.500%, 12/01/2008	3,640	3,805
Lake County School District #56, Gurnee (FGIC)
8.375%, 01/01/2010	1,290	1,421
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA)
4.442%, 12/01/2019 (d)	2,100	1,230
Rockford School District #205 (FGIC)
5.000%, 02/01/2014	500	536
Southwestern Illinois Development Authority Revenue, Edwardsville Community (FSA)
5.000%, 12/01/2017	1,000	1,086
Will County School District #86, Joliet, Zero Coupon Bond (FSA)
4.270%, 11/01/2017 (d)	3,870	2,527
Winnebago & Boone Counties School District #205, Series C, Partially Escrowed to Maturity (FGIC)
6.000%, 02/01/2008 (b)	5,065	5,108
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA)
4.263%, 01/01/2017 (d)	3,000	2,031
		56,160
		103,466
Indiana - 2.0%
Revenue Bonds - 1.8%
Anderson Economic Development Revenue, Anderson University Project
5.000%, 10/01/2017	710	721
Avon Community School Building, First Mortgage (AMBAC) (STAID)
4.500%, 07/15/2020	1,000	1,017
Evansville Vanderburgh, Public Leasing, Pre-refunded 01/15/2012 @ 100 (MBIA) (MLO)
5.750%, 07/15/2018 (a)	1,000	1,086
Franklin Township School Building Corporation, Escrowed to Maturity
5.750%, 07/15/2009 (b)	1,235	1,283
Indiana Transportation Finance Authority, Escrowed to Maturity (AMBAC)
5.750%, 06/01/2012 (b)	180	192
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	1,820	1,984
Indiana University, Series K, Zero Coupon Bond (MBIA)
3.796%, 08/01/2011 (d)	250	216
Portage Multi-School Building, First Mortgage (MBIA) (STAID)
4.000%, 07/15/2018	1,250	1,236
St. Joseph County Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A
5.750%, 05/15/2016	450	460
5.550%, 05/15/2019	230	231
St. Joseph County Hospital Authority (MBIA)
4.750%, 08/15/2012	1,000	1,014
Zionsville Community Schools Building, First Mortgage Bonds, Pre-refunded 01/15/2012 @ 100 (FGIC) (MLO) (STAID)
5.750%, 07/15/2015 (a)	775	841
		10,281
General Obligation - 0.2%
Gary Sanitation District, Special Tax District (RAAI)
3.750%, 02/01/2011	1,260	1,240
		11,521
Iowa - 2.2%
Revenue Bonds - 2.2%
Coralville Urban Renewal Revenue, Tax Increment, Series C
5.000%, 06/01/2016	1,000	1,041
Iowa Finance Authority Health Facilities Revenue, Care Initiatives Project, Series A
5.250%, 07/01/2013	1,250	1,289
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A
5.750%, 11/15/2019	500	501
Iowa Higher Education Authority, Central College (RAAI)
5.450%, 10/01/2026	1,000	1,017
Iowa Higher Education Authority, Wartburg College Project, Pre-refunded 10/01/2012 @ 100 (ACA) (MBIA)
5.500%, 10/01/2028 (a)	2,000	2,167
Iowa Higher Education Authority, Wartburg College Project, Series A
4.700%, 10/01/2016	925	914
4.750%, 10/01/2017	1,100	1,086
4.800%, 10/01/2018	1,155	1,138
5.000%, 10/01/2023	1,475	1,443
Iowa State Hospital Revenue, University of Iowa Hospitals & Clinics, Series A
4.000%, 09/01/2018 (e)	445	439
Muscatine Electric, Escrowed to Maturity
9.700%, 01/01/2013 (b)	1,590	1,804
		12,839
Kansas - 2.9%
Revenue Bonds - 2.2%
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond
3.845%, 05/01/2012 (b) (d)	7,500	6,298
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Series L
4.500%, 11/15/2017	1,405	1,416
Kansas State Development Finance Authority, Kansas State Projects, Series K (MBIA)
4.500%, 11/01/2019	1,850	1,899
La Cygne Environmental Improvement Revenue, Kansas City Power & Light (XLCA)
4.050%, 03/01/2015	1,000	1,011
Olathe Senior Living Facility Revenue, Catholic Care Campus, Series A
5.750%, 11/15/2013	700	717
5.750%, 11/15/2014	765	777
5.750%, 11/15/2015	820	838
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA)
6.700%, 06/01/2029	345	349
		13,305
General Obligations - 0.7%
Johnson County Unified School District #231, Series B (AMBAC)
4.000%, 10/01/2017	800	802
Johnson County Unified School District #232, Series A (FSA)
4.250%, 09/01/2016	2,000	2,055
Sedgwick County School District #267 (AMBAC)
5.250%, 11/01/2012	1,045	1,128
		3,985
		17,290
Kentucky - 0.2%
Revenue Bonds - 0.2%
Kentucky State Turnpike Authority, Escrowed to Maturity
7.200%, 07/01/2009 (b)	475	494
6.000%, 07/01/2011 (b)	440	464
		958
Louisiana - 0.8%
Revenue Bonds - 0.6%
Louisiana Local Government Environmental Facilities, Community Development Authority (AMT)
6.650%, 01/01/2025	650	680
Louisiana Public Facilities Authority, Pennington Medical Foundation Project
5.000%, 07/01/2021	1,000	1,019
St. Tammany Parish Sales Tax Revenue, District #03, Sales & Use Tax (CIFG)
5.000%, 06/01/2017	1,405	1,517
		3,216
General Obligation - 0.2%
Louisiana, Series B (CIFG)
5.000%, 07/15/2015	1,300	1,403
		4,619
Maine - 0.4%
General Obligation - 0.4%
Maine Municipal Bond Bank, Series B (FSA)
5.750%, 11/01/2010	2,000	2,130

Maryland - 0.4%
Revenue Bonds - 0.4%
Maryland State Department of Transportation
4.250%, 02/15/2017	1,000	1,030
Westminster Educational Facilities Revenue, McDaniel College
5.000%, 11/01/2013	350	366
4.000%, 11/01/2015	700	675
		2,071
Massachusetts - 3.4%
Revenue Bonds - 2.9%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT)
6.500%, 09/01/2035	1,975	2,006
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC)
5.750%, 03/01/2010	2,100	2,208
Massachusetts Bay Transportation Authority, Series A
6.250%, 03/01/2012	1,875	2,077
Massachusetts State Commonwealth, Special Obligation, Series A
5.500%, 06/01/2013	1,000	1,097
Massachusetts State Health & Educational Authority Revenue, Berkshire Health System, Series F (AGTY)
5.000%, 10/01/2015	2,000	2,142
Massachusetts State Health & Educational Facilities Authority, Partners Healthcare System, Series A (MBIA)
5.100%, 07/01/2010	3,000	3,034
Massachusetts State Port Authority, Escrowed to Maturity
13.000%, 07/01/2013 (b)	3,330	4,302
Massachusetts State, Multifamily Housing, Escrowed to Maturity (FHA)
6.350%, 04/01/2008 (b)	220	221
		17,087
General Obligation - 0.5%
Massachusetts State, Series A, Pre-refunded 01/01/2011 @ 100
5.125%, 01/01/2016 (a)	3,000	3,141
		20,228
Michigan - 3.7%
Revenue Bonds - 2.5%
Detroit Water Supply, Escrowed to Maturity (FGIC)
6.250%, 07/01/2012 (b)	285	301
Michigan Municipal Board Authority, Local Government Loan Program, Series B, Group A (AMBAC)
5.000%, 12/01/2018	700	751
Michigan State Grant Anticipation Bonds (FSA)
4.500%, 09/15/2015	2,490	2,613
Michigan State Hospital Finance Authority, Henry Ford Health Systems, Series A, Pre-refunded 03/01/2013 @ 100
5.500%, 03/01/2015 (a)	3,500	3,812
Michigan State Housing Development Authority, Green Hill Project (FNMA)
5.125%, 07/15/2008	435	436
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity
7.000%, 11/01/2015 (b)	1,300	1,562
Wayne Charter County Airport, Series A (AMT) (MBIA)
5.250%, 12/01/2009	5,000	5,139
		14,614
General Obligations - 1.2%
Constantine Public Schools (MQSBLF)
5.000%, 05/01/2016	1,075	1,137
Detroit (AMT) (FSA)
5.750%, 04/01/2009	1,255	1,295
Lakeview Public Schools, Pre-refunded 05/01/2011 @ 100 (MQSBLF)
5.000%, 05/01/2014 (a)	1,985	2,080
Marysville Public School District, School Building & Site (FSA) (MQSBLF)
4.250%, 05/01/2018	630	641
Rochester Community School District, Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC) (MQSBLF)
5.375%, 05/01/2011 (a)	2,000	2,091
		7,244
		21,858
Minnesota - 3.1%
Revenue Bonds - 2.9%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.375%, 02/01/2017	1,590	1,572
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMBAC) (AMT)
5.375%, 01/01/2010	3,000	3,042
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	1,000	1,043
Minneapolis Hospital & Rehabilitation, Escrowed to Maturity
10.000%, 06/01/2013 (b)	760	900
Minnesota Agricultural & Economic Development Board, Health Care Systems, Series A
5.875%, 11/15/2011	2,135	2,274
Minnesota State Higher Education Facilities Revenue, College of Art & Design, Series 6-K
5.000%, 05/01/2012	295	303
Minnesota State Municipal Power Agency, Electric Revenue
4.375%, 10/01/2025	1,800	1,713
Monticello Big Lake Community Hospital District, Health Care Facilities, Series C
5.250%, 12/01/2011	1,940	1,975
Northfield Hospital Revenue
5.000%, 11/01/2012	785	801
St. Paul Housing & Redevelopment Authority (AMBAC)
6.500%, 02/01/2009	1,315	1,338
St. Paul Port Authority Hotel, Pre-refunded 08/01/2008 @ 100
8.050%, 08/01/2021 (a)	2,335	2,421
		17,382
General Obligation - 0.2%
Fridley Independent School District #014, Series A (FSA) (STAID)
5.000%, 02/01/2017	1,030	1,120
		18,502
Mississippi - 0.3%
Revenue Bond - 0.3%
Mississippi Hospital Equipment & Facilities Authority, Mississippi Baptist Health Systems, Series A
5.000%, 08/15/2016	1,440	1,498

Missouri - 1.8%
Revenue Bonds - 1.8%
Hannibal Industrial Development Authority, Health Facilities Revenue, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,387
Joplin Individual Development Authority Health Facilities, Freeman Health System Project
4.125%, 02/15/2009	750	749
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
4.200%, 01/01/2018	1,000	1,009
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Series A (AMBAC)
5.000%, 01/01/2018	2,000	2,149
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution, State Revolving Funds Project, Series A
4.000%, 01/01/2018	620	622
Missouri State Financial Board Revenue, Midwest Research Institute Project
5.000%, 11/01/2016	1,130	1,170
Missouri State Health & Educational Facilities Revenue, Senior Living Facilities, Lutheran, Series B
4.350%, 02/01/2015	850	838
4.375%, 02/01/2016	930	912
Osage Beach Tax Increment, Prewitts Project
4.800%, 05/01/2016	1,650	1,605
		10,441
Montana - 1.0%
Revenue Bonds - 1.0%
Montana Facilities Finance Authority Revenue, Benefis Health System (AGTY)
5.000%, 01/01/2017	1,000	1,065
Montana Facilities Finance Authority Revenue, Health Care Facilities, Master Loan Project, Northeast Montana, Series B
4.500%, 05/01/2018	455	457
Montana Facilities Finance Authority Revenue, Senior Living, St. Johns Lutheran, Series A
5.750%, 05/15/2016	1,800	1,827
6.000%, 05/15/2025	1,675	1,715
Montana State Board of Regents Higher Education Revenue, Montana State University, Series K (AMBAC)
4.250%, 11/15/2018	1,100	1,119
		6,183
Nebraska - 1.5%
Revenue Bonds - 1.3%
Douglas County Hospital Authority #002, Nebraska Medical Center, Clarkson Regional Health Guaranty (GTY)
5.000%, 11/15/2011	2,860	2,971
Douglas County Zoo Facilities Revenue, Omaha's Henry Doorly Zoo Project
4.750%, 09/01/2017	745	764
4.750%, 09/01/2018	740	756
Lancaster County Hospital Authority, #1 Hospital Revenue, BryanLGH Medical Center Project
4.000%, 06/01/2018	2,000	1,877
Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI)
4.700%, 11/15/2011	500	509
4.800%, 11/15/2012	500	510
4.900%, 11/15/2013	600	614
		8,001
General Obligation - 0.2%
Lincoln-Lancaster County Public Building, Tax Supported Lease Rental (MLO)
4.500%, 10/15/2015	1,020	1,069
		9,070
Nevada - 1.0%
Revenue Bonds - 0.7%
Carson City, Carson-Tahoe Hospital Project
5.750%, 09/01/2011	1,000	1,049
5.750%, 09/01/2012	1,055	1,116
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B
6.750%, 11/15/2023	2,150	2,133
		4,298
General Obligation - 0.3%
Washoe County, Escrowed to Maturity
9.875%, 08/01/2009 (b)	1,575	1,697
		5,995
New Hampshire - 0.6%
Revenue Bonds - 0.6%
New Hampshire Health & Education Facilities Authority
5.375%, 07/01/2024	1,250	1,296
New Hampshire Municipal Bond Bank, Series A (MBIA)
4.500%, 02/15/2020	1,300	1,333
New Hampshire State Health & Educational Facilities Authority, Speare Memorial Hospital
5.500%, 07/01/2025	1,000	1,005
		3,634
New Jersey - 0.4%
Revenue Bonds - 0.4%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	2,116
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (b)	375	381
		2,497
New York - 3.0%
Revenue Bonds - 1.1%
Hempstead Town Industrial Development Agency (MBIA)
5.000%, 12/01/2008	2,000	2,034
Long Island Power Authority, Series B
5.250%, 12/01/2013	4,000	4,346
		6,380
General Obligations - 1.9%
New York, Series A
5.750%, 08/01/2015	3,220	3,508
New York, Series C
5.500%, 03/15/2014	3,000	3,215
New York, Series D
5.500%, 06/01/2012	2,000	2,157
New York, Series G (XLCA)
5.500%, 08/01/2012	2,000	2,167
		11,047
		17,427
North Carolina - 1.7%
Revenue Bonds - 1.6%
North Carolina Eastern Power Agency, Series D
5.375%, 01/01/2013	2,955	3,135
North Carolina Medical Care Commission Health Care Facilities Revenue, First Mortgage Presbyterian, Series B
4.875%, 10/01/2013	2,035	2,020
5.000%, 10/01/2014	2,120	2,124
North Carolina Power Agency #1, Series A (FSA)
5.250%, 01/01/2016	2,000	2,144
		9,423
Certificate of Participation - 0.1%
Randolph County (AMBAC)
5.000%, 02/01/2018	815	873
		10,296
North Dakota - 0.2%
Revenue Bond - 0.2%
Ward County Health Care Facilities Revenue, Trinity Obligated Group
5.000%, 07/01/2014	1,180	1,213

Ohio - 1.5%
Revenue Bonds - 1.1%
Lorain County Hospital Facilities, Catholic Healthcare Partners, Series B (MBIA)
5.375%, 09/01/2009	1,000	1,021
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	783
Ohio State Higher Education Facilities Revenue, John Carroll University Project
4.000%, 04/01/2014	1,135	1,127
4.500%, 04/01/2015	1,000	1,019
4.300%, 04/01/2018	550	544
Ohio State Water Development Authority, Escrowed to Maturity
9.375%, 12/01/2010 (b)	1,110	1,181
Richland County Hospital Facilities, Series A
5.650%, 11/15/2008	595	607
		6,282
General Obligation - 0.2%
Mason City School District (FSA)
4.375%, 12/01/2019	1,195	1,220

Certificate of Participation - 0.2%
Akron (AGTY) (MLO)
5.000%, 12/01/2015	1,000	1,074
		8,576
Oklahoma - 1.9%
Revenue Bonds - 1.9%
Cherokee County Economic, Escrowed to Maturity, Zero Coupon Bond (AMBAC)
3.755%, 11/01/2011 (b) (d)	3,340	2,869
McClain County Economic Development Authority, Educational Facilities Lease Revenue, Newcastle Public Schools Project (MLO)
5.000%, 09/01/2009	510	519
5.000%, 09/01/2011	345	354
5.000%, 09/01/2012	355	366
4.125%, 09/01/2013	250	246
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project (AMT)
5.750%, 01/01/2023	1,430	1,452
Pottawatomie County Educational Facilities Lease Revenue, Shawnee Public Schools Project (MLO)
5.000%, 09/01/2011	1,000	1,032
South Oklahoma City, Pre-refunded 02/01/2010 @ 100
9.750%, 02/01/2013 (a)	2,940	3,237
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B
4.600%, 12/01/2009	1,195	1,217
		11,292
Oregon - 0.4%
General Obligations - 0.4%
Lane County School District #52, Bethel (SBG)
5.500%, 06/15/2009	1,000	1,034
Yamhill County School District #40, McMinnville (FSA) (SBG)
5.000%, 06/15/2019	1,415	1,524
		2,558
Pennsylvania - 1.2%
Revenue Bonds - 1.1%
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI)
5.000%, 12/15/2015	1,275	1,319
5.000%, 12/15/2017	1,405	1,440
Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project
6.125%, 02/01/2028	1,000	1,023
Westmoreland County Independent Development Authority Revenue, Retirement Community, Redstone, Series A
5.375%, 01/01/2014	1,100	1,103
5.500%, 01/01/2016	1,200	1,202
		6,087
General Obligation - 0.1%
Ephrata Area School District (FGIC) (STAID)
4.500%, 04/15/2018	710	734
		6,821
South Carolina - 1.6%
Revenue Bonds - 1.6%
Charleston EDL Excellence Finance, Charleston County School District Project (MLO)
5.000%, 12/01/2013	2,000	2,131
Lexington County Health Services District, Lexington Medical Center, Pre-refunded 11/01/2013 @ 100
5.500%, 11/01/2023 (a)	2,000	2,192
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.000%, 08/01/2013	1,000	1,082
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
6.000%, 08/01/2013	2,000	2,163
South Carolina State Public Service Authority, Series A (MBIA)
5.500%, 01/01/2010	1,665	1,736
		9,304
South Dakota - 1.1%
Revenue Bonds - 0.4%
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement
4.750%, 09/01/2011	530	543
5.000%, 09/01/2012	1,000	1,040
5.000%, 09/01/2013	1,000	1,044
		2,627
Certificates of Participation - 0.7%
Deadwood (ACA) (MLO)
5.500%, 11/01/2007	800	801
5.600%, 11/01/2008	845	857
5.000%, 11/01/2018	2,385	2,436
		4,094
		6,721
Tennessee - 3.3%
Revenue Bonds - 2.9%
Memphis-Shelby Counties Sports Authority Revenue, Memphis Arena Project, Series C (MBIA)
5.000%, 11/01/2017	3,175	3,432
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity
6.400%, 04/01/2011 (b)	1,030	1,126
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 (a)	1,500	1,663
Shelby County Health, Educational & Housing Facilities Board, St. Jude's Children's Research
5.000%, 07/01/2009	200	203
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project (RAAI)
5.000%, 09/01/2016	2,000	2,046
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Escrowed to Maturity
6.250%, 09/01/2011 (b)	1,465	1,594
6.250%, 09/01/2012 (b)	1,085	1,202
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 (a)	2,215	2,498
Tennessee Energy Acquisition Corporation, Gas Revenue, Series A
5.000%, 09/01/2014	3,500	3,643
		17,407
General Obligation - 0.4%
Memphis (MBIA)
5.000%, 10/01/2016	2,000	2,179
		19,586
Texas - 10.2%
Revenue Bonds - 4.5%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A
5.300%, 11/15/2007	1,000	1,001
5.350%, 11/15/2008	1,300	1,311
Brazos River Authority, Electric Company Project, Series 1999-B, Mandatory Put 04/01/2013 @ 100 (AMT)
6.750%, 09/01/2034	2,000	2,069
Brazos River Authority, Electric Company Project, Series C, Mandatory Put 11/01/2011 @ 100 (AMT)
5.750%, 05/01/2036	1,585	1,578
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	1,037
El Paso Water & Sewer Revenue, Series A (FSA)
4.000%, 03/01/2017	365	365
4.000%, 03/01/2018	650	645
Grapevine Industrial Development, Air Cargo (AMT)
6.500%, 01/01/2024	490	512
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A
5.750%, 10/01/2009	2,895	2,977
5.000%, 10/01/2013	1,230	1,262
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Pre-refunded 02/15/2014 @ 101
7.000%, 02/15/2023 (a)	2,000	2,377
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond (MBIA)
3.865%, 06/01/2012 (b) (d)	1,465	1,225
San Antonio Electric & Gas, Series A
5.250%, 02/01/2013	2,135	2,200
San Leanna Educational Facilities Higher Education Revenue Tax, Saint Edwards University Project
5.000%, 06/01/2019	575	586
Tarrant County Cultural Education Financial Corporation Retirement Facilities, Northwest Senior Housing, Edgemere Project, Series A
5.750%, 11/15/2014	1,235	1,277
Texas State Transportation Commission
5.000%, 04/01/2017 (e)	2,000	2,166
Travis County Health Facilities, Development Retirement Facilities Revenue, Querencia Barton Creek Project
5.250%, 11/15/2017	1,000	986
5.500%, 11/15/2025	900	871
Tyler Health Facilities, Mother Frances Hospital
5.250%, 07/01/2012	1,000	1,038
Victoria Utilities Systems Revenue (AMBAC)
4.400%, 12/01/2019	1,000	1,020
		26,503
General Obligations - 5.7%
Alvin Independent School District, Schoolhouse (PSFG)
4.125%, 02/15/2019	1,110	1,106
Brownsville (MBIA)
5.000%, 02/15/2017	2,125	2,266
Corinth (MBIA)
4.500%, 02/15/2019	1,180	1,210
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/2010 @ 100 (PSFG)
5.500%, 02/15/2018 (a)	4,000	4,179
Elgin Independent School District, School Building (PSFG)
4.375%, 08/01/2019	1,120	1,141
Frisco (AMBAC)
4.500%, 02/15/2016	2,045	2,136
Frisco (FGIC)
5.000%, 02/15/2018	1,125	1,164
5.000%, 02/15/2019	1,675	1,733
Galena Park Independent School District, School Building (PSFG)
4.000%, 08/15/2019	1,070	1,053
Giddings Independent School District, School Building, Series A (PSFG)
4.250%, 02/15/2019	875	882
Grand Prairie Independent School District, School Building, Series A (PSFG)
4.500%, 02/15/2018	635	656
Howard County Junior College (AMBAC)
4.250%, 02/15/2018	715	726
Irving Independent School District, Series A, Zero Coupon Bond (PSFG)
3.745%, 02/15/2009 (d)	5,000	4,751
Kaufman County (FSA)
5.000%, 02/15/2017	1,000	1,047
Keller Independent School District (PSFG)
5.375%, 08/15/2014	235	249
Lubbock, Water Works System, Series A (FSA)
4.500%, 02/15/2019	300	308
North Harris Montgomery Community College District (FGIC)
5.375%, 02/15/2015	2,535	2,705
San Angelo, Series A (MBIA)
4.400%, 02/15/2019	875	892
San Antonio
4.125%, 02/01/2019	1,000	998
4.250%, 02/01/2020	1,140	1,143
Sunnyvale School District, School Building (PSFG)
4.400%, 02/15/2020	870	881
Texas, Water Financial Assistance, Series A
5.000%, 08/01/2017	1,500	1,628
Victoria School District (PSFG)
5.000%, 02/15/2018	500	538
		33,392
		59,895
Utah - 0.9%
Revenue Bonds - 0.7%
Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC)
5.000%, 07/01/2015	2,500	2,705
South Jordan, Sales Tax, Pre-refunded 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018 (a)	1,000	1,070
Utah State Housing Finance Agency, Single Family Mortgages, Series III, Class R (FHA) (VA)
5.950%, 07/01/2008	190	192
Weber Basin Water Conservancy District, Series A (AMBAC)
4.375%, 10/01/2018	400	410
		4,377
General Obligation - 0.2%
Ashley Valley Water & Sewer, Escrowed to Maturity (AMBAC)
10.900%, 01/01/2010 (b)	860	935
		5,312
Virginia - 0.2%
Revenue Bond - 0.2%
Riverside Regional Jail Authority (MBIA)
5.700%, 07/01/2008	905	907

Washington - 3.5%
Revenue Bonds - 0.7%
Snohomish County Housing Authority
6.300%, 04/01/2016	960	968
Washington State Housing Community Nonprofit Revenue, Skyline at First Hill Project, Series B
5.100%, 01/01/2013	3,000	3,007
		3,975
General Obligations - 2.8%
Clark County School District #37, Vancouver (FSA)
5.250%, 12/01/2014	1,515	1,660
Snohomish County (MBIA)
5.375%, 12/01/2019	5,000	5,301
Spokane County School District #081, Spokane, Convertible CABs (MBIA)
0.000% through 12/01/2008, thereafter 5.000%, 06/01/2016 (c)	1,000	999
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC)
3.933%, 12/01/2014 (d)	5,690	4,304
Washington State, Series C
5.500%, 07/01/2014	2,275	2,516
Washington State, Series S-5, Zero Coupon Bond (FGIC)
4.123%, 01/01/2016 (d)	3,000	2,142
		16,922
		20,897
Wisconsin - 2.5%
Revenue Bonds - 2.2%
Franklin Solid Waste Disposal Revenue, Waste Management Wisconsin, Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	2,013
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series A
5.500%, 02/15/2020	1,500	1,518
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project
5.750%, 12/01/2019	2,000	1,996
Wisconsin State Health & Educational Facilities Authority, Fort Healthcare Income Project
5.375%, 05/01/2018	1,250	1,288
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.250%, 02/15/2009	500	513
5.500%, 02/15/2013	850	884
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A
6.125%, 04/01/2024	1,500	1,550
Wisconsin State Health & Educational Facilities Authority, Vernon Memorial Healthcare Project
4.650%, 03/01/2015	1,150	1,132
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services
5.750%, 08/15/2011	645	676
Wisconsin State Health & Educational Facilities Authority, Wisconsin Medical College (MBIA)
5.000%, 12/01/2015	1,450	1,546
		13,116
General Obligation - 0.3%
Door County, Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 (f)	1,720	1,803
		14,919
Wyoming - 0.4%
Revenue Bond - 0.4%
Lincoln County, Pacificorp Project, Mandatory Put 06/03/2012 @ 100 (AMT)
4.125%, 11/01/2025	2,250	2,239

Total Municipal Bonds
(Cost $564,468)		585,232

Short Term Investment - 0.4%	SHARES
First American Tax Free Obligations Fund, Class Z (g)
(Cost $2,541)	2,540,769	2,541
Total Investments - 99.7%
(Cost $567,009)		587,773
Other Assets and Liabilities, Net - 0.3%		1,673
Total Net Assets - 100.0%		$589,446

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.
(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2007.
(e)	Security purchased on a when-issued basis. On September 30, 2007, the total cost of investments purchased on a when-issued basis was $3,586 or 0.6% of total net assets.

(f)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2007, the aggregate market value of securities subject to the AMT was $24,358, which represents 4.1% of total net assets.
CIFG - CDC IXIS Financial Guaranty
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GTY - Guaranty
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MQSBLF - Michigan Qualified School Board Loan Fund Program
PSFG - Permanent School Fund Guarantee
RAAI - Radian Asset Assurance Inc.
SBG - School Board Guaranty
STAID - State Aid Withholding
VA - Veterans Administration
XLCA - XL Capital Assurance Inc.

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Minnesota Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE+
Municipal Bonds - 98.5%
Revenue Bonds - 65.7%
Continuing Care Retirement Community - 0.5%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.550%, 07/01/2027	$1,000	$965

Economic Development - 2.0%
Minneapolis Community Development Agency, Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 (a)	1,000	1,068
Minneapolis Development Revenue, Common Bond, Series 1A (AMT)
4.550%, 12/01/2013	480	488
4.625%, 12/01/2014	505	515
Minneapolis Supported Development Revenue, Common Bond, Series 2A (AMT)
5.125%, 06/01/2022	1,000	1,018
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
6.500%, 08/01/2008	365	370
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
6.625%, 08/01/2008	330	334
		3,793

Education - 10.6%
Minneapolis, The Blake School Project
5.000%, 09/01/2012	445	464
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4
5.000%, 10/01/2011	500	507
5.000%, 10/01/2012	500	507
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-C
4.750%, 05/01/2018	1,075	1,076
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-J1
5.000%, 05/01/2013	320	330
5.000%, 05/01/2016	375	386
5.000%, 05/01/2020	1,295	1,313
Minnesota State Higher Education Facilities Authority, College of Art and Design, Series 5-K
5.000%, 05/01/2011	250	255
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2013	310	320
5.000%, 05/01/2014	320	331
5.000%, 05/01/2015	340	352
5.000%, 05/01/2016	355	366
5.000%, 05/01/2017	370	380
Minnesota State Higher Education Facilities Authority, St. Benedict College
5.100%, 03/01/2011	2,885	2,904
Minnesota State Higher Education Facilities Authority, St. Benedict College, Series 5-W
4.200%, 03/01/2012	345	343
Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N1
5.250%, 10/01/2022	1,500	1,535
Minnesota State Higher Education Facilities Authority, St. John's University, Series 5-I, Pre-refunded 10/01/2011 @ 100 (MBIA)
5.000%, 10/01/2012 (a)	480	505
Minnesota State Higher Education Facilities Authority, St. Olaf College, Series 6-0
4.000%, 10/01/2013	850	849
5.000%, 10/01/2016	500	529
4.500%, 10/01/2019	250	251
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 4, Pre-refunded 04/01/2008 @ 100
5.250%, 04/01/2012 (a)	385	388
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 6-I
4.000%, 04/01/2014	1,045	1,040
Moorhead Educational Facilities, Concordia College, Series A
4.100%, 12/15/2014	845	842
4.200%, 12/15/2015	880	878
4.300%, 12/15/2016	925	924
5.000%, 12/15/2018	1,005	1,048
5.000%, 12/15/2019	1,060	1,102
		19,725

Healthcare - 27.0%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.250%, 02/01/2015	735	728
Bemidji Health Care Facilities, North County Health Services
4.125%, 09/01/2013	300	300
4.250%, 09/01/2014	485	487
4.250%, 09/01/2015	500	500
5.000%, 09/01/2017	500	524
5.000%, 09/01/2018	1,050	1,095
5.000%, 09/01/2019	1,110	1,152
Crookston Health Care Facilities, Riverview Health Project
5.100%, 05/01/2018	1,065	1,035
Cuyuna Range Hospital District
5.000%, 06/01/2016	425	411
5.000%, 06/01/2017	1,340	1,322
5.000%, 06/01/2019	1,320	1,251
Duluth Economic Development Authority, Benedictine Health System
5.375%, 02/15/2022	2,045	2,117
Glencoe Health Care Facilities, Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 (a)	1,000	1,120
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	780
5.000%, 04/01/2014	800	801
5.000%, 04/01/2015	845	866
5.000%, 04/01/2017	1,815	1,846
Hastings Health Care Facility, Regina Medical Center (ACA)
5.000%, 09/15/2013	500	502
Inver Grove Heights Nursing Home Revenue, Presbyterian Homes Care
5.000%, 10/01/2016	430	414
Maple Grove Health Care Facilities, Maple Grove Hospital
5.000%, 05/01/2017	1,000	1,040
Maple Grove Health Care Facilities, North Memorial
4.500%, 09/01/2017	1,730	1,730
Marshall Medical Center Gross Revenue, Avera Marshall Regional Medical Center Project
4.500%, 11/01/2013	345	347
4.750%, 11/01/2020	1,155	1,140
Minneapolis & St. Paul Housing & Redevelopment Authority, Healthspan, Series A (AMBAC)
5.000%, 11/15/2013	1,000	1,001
Minneapolis Healthcare System, Allina Health System, Series A
6.000%, 11/15/2023	2,500	2,657
5.750%, 11/15/2032	1,300	1,350
Minneapolis Healthcare System, Fairview Health Services, Series A, Escrowed to Maturity
5.000%, 05/15/2012 (b)	605	641
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	280	293
5.500%, 02/01/2012	200	211
5.500%, 02/01/2015	730	770
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A (MBIA)
5.500%, 11/15/2017	305	312
5.750%, 11/15/2026	10	10
Monticello, Big Lake Community Hospital, Series C
5.750%, 12/01/2015	2,320	2,392
Northfield Hospital Revenue
5.000%, 11/01/2011	375	382
5.000%, 11/01/2013	880	897
5.000%, 11/01/2014	920	936
5.500%, 11/01/2017	1,080	1,128
Plymouth Health Facilities, Westhealth Project, Series A (FSA)
6.200%, 06/01/2011	1,360	1,363
Redwood Falls Hospital Facilities Revenue
5.000%, 12/01/2021	1,015	971
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	299
5.000%, 09/01/2017	1,785	1,813
St. Cloud Health Care, St. Cloud Hospital Obligated Group (FSA)
5.500%, 05/01/2008	1,450	1,467
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2019	1,000	1,028
St. Paul Housing & Redevelopment Authority, HealthEast Project
5.150%, 11/15/2020	1,840	1,852
St. Paul Port Authority, HealthEast Midway Campus, Series A (MLO)
5.250%, 05/01/2015	1,500	1,494
5.750%, 05/01/2025	2,000	2,026
Stillwater Health Care, Health Systems Obligation Group
4.250%, 06/01/2015	300	298
4.250%, 06/01/2016	760	748
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.000%, 12/01/2013	400	387
Winona Health Care Facilities, Series A
5.300%, 07/01/2017	525	542
5.350%, 07/01/2018	590	609
Worthington Housing Authority, Meadows Worthington Project, Series A
5.000%, 11/01/2017	1,000	967
		50,352

Housing - 1.2%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages (AMT) (FNMA) (GNMA)
5.125%, 10/01/2020	55	55
Minnesota State Housing Finance Agency, Single Family Mortgages, Series B (AMT)
5.550%, 07/01/2024	195	197
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.600%, 04/01/2025	2,000	1,980
		2,232

Lease Revenue - 3.3%
Andover Economic Development Authority Public Facilities Lease Revenue, Community Center, Crossover Refunded 02/01/2014 @ 100 (MLO)
5.000%, 02/01/2019 (c)	731	772
5.000%, 02/01/2019 (c)	495	524
Pine County Housing & Redevelopment Authority, Series A (MLO)
4.500%, 02/01/2015	440	448
4.500%, 02/01/2016	465	472
4.500%, 02/01/2017	385	388
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center (MLO)
4.000%, 06/01/2012	1,000	1,008
St. Paul Port Authority, Office Building (MLO)
5.000%, 12/01/2019	2,415	2,536
		6,148

Miscellaneous - 1.8%
Commissioner of Iron Range Rescue & Rehabilitation, Minnesota Educational Facilities (MSDCEP) (XLCA)
4.500%, 10/01/2018	1,180	1,214
Minnesota State Retirement Systems Building
5.450%, 06/01/2012	550	575
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,500	1,502
		3,291

Recreational Facility Authority - 1.0%
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
6.875%, 08/01/2010 (a)	1,685	1,771

Revolving Fund - 1.1%
Minnesota Public Facilities Authority, Drinking Water, Series B, Pre-refunded 03/01/2009 @ 100
5.125%, 03/01/2019 (a)	2,000	2,046

Tax Revenue - 1.8%
Minneapolis Tax Increment Revenue, Grant Park Project
5.200%, 02/01/2022	1,000	957
Minneapolis, St. Anthony Falls Project
5.000%, 02/01/2017	1,040	1,013
5.300%, 02/01/2021	570	555
St. Anthony Housing & Redevelopment Authority, Silver Lake Village Project
5.000%, 08/01/2015	820	808
		3,333

Transportation - 6.4%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (MBIA)
5.000%, 01/01/2020	2,200	2,306
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	2,880	3,005
5.625%, 01/01/2014	1,000	1,030
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Pre-refunded 01/01/2011 @ 100 (FGIC)
5.125%, 01/01/2020 (a)	3,095	3,243
Minnesota Public Facilities Authority Transportation
5.000%, 03/01/2012	970	1,000
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (MBIA)
5.500%, 07/01/2013	1,250	1,340
		11,924

Utilities - 9.0%
Chaska Electric, Series A
5.600%, 10/01/2008	680	693
5.650%, 10/01/2009	720	746
5.650%, 10/01/2010	760	798
4.200%, 10/01/2015	1,000	1,012
Cohasset Pollution Control, Allete Project (RAAI)
4.950%, 07/01/2022	2,230	2,239
Princeton Public Utility System
4.100%, 04/01/2015	450	440
Rochester Electric Utility, Pre-refunded 12/01/2010 @ 100
5.000%, 12/01/2016 (a)	1,150	1,200
Shakopee Public Utilities, Series A (FSA)
4.250%, 02/01/2018	295	300
Southern Minnesota Municipal Power Agency, Series A (AMBAC)
5.000%, 01/01/2011	1,270	1,304
5.250%, 01/01/2014	2,000	2,174
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
4.402%, 01/01/2020 (d)	3,500	2,053
4.472%, 01/01/2021 (d)	5,000	2,782
Western Minnesota Municipal Power Agency, Series A (AMBAC)
5.500%, 01/01/2011	1,000	1,036
		16,777
Total Revenue Bonds		122,357

General Obligations - 32.2%
Anoka County Capital Improvements, Series A
4.100%, 02/01/2018	610	614
Anoka County Capital Improvements, Series B
4.550%, 01/01/2011	1,960	1,994
Anoka County, Series D
5.000%, 02/01/2024	500	527
Anoka-Hennepin Independent School District #11 (MSDCEP)
5.000%, 02/01/2014	2,000	2,085
Anoka-Hennepin Independent School District #11, Series A (MSDCEP)
5.000%, 02/01/2012	1,000	1,045
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.375%, 02/01/2013 (c)	600	624
Cambridge Independent School District #911, Series A (MBIA) (MSDCEP)
4.000%, 02/01/2016	1,060	1,068
Centennial Independent School District #12, Series A, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014 (c)	1,040	1,095
Chaska Independent School District #112, Series A (MSDCEP)
4.250%, 02/01/2019	1,000	1,015
Dakota County, Capital Improvements, Series C
4.850%, 02/01/2010	1,000	1,030
Dakota County Community Development Agency, Senior Housing Facilities, Series A
4.375%, 01/01/2019	750	747
4.500%, 01/01/2020	350	351
Foley Independent School District #51, School Building, Series A (MSDCEP)
4.000%, 02/01/2017	1,140	1,145
Kingsland Independent School District #2137, School Building, Series A (FSA) (MSDCEP)
4.125%, 02/01/2020	515	513
Lake Superior Independent School District #381, Series C (FSA) (MSDCEP)
4.000%, 10/01/2017	1,000	1,005
Lakeville Independent School District #194 (MSDCEP)
5.000%, 02/01/2016	2,000	2,035
Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022 (c)	2,435	2,586
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 (c)	3,450	3,640
5.000%, 04/01/2016 (c)	2,510	2,649
Mounds View Independent School District #621, Series A (MBIA) (MSDCEP)
5.000%, 02/01/2018	2,340	2,442
5.000%, 02/01/2019	2,565	2,677
Mounds View Independent School District #621, Series A (MSDCEP)
5.250%, 02/01/2010	1,230	1,278
Mounds View Independent School District #621, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 (c)	1,000	1,050
5.350%, 02/01/2016 (c)	1,000	1,053
Northfield Independent School District #659 (MSDCEP)
5.000%, 02/01/2015	1,295	1,356
Pequot Lakes Independent School District #186, Crossover Refunded 02/01/2012 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018 (c)	500	529
Perham (AMT)
5.850%, 05/01/2015	1,205	1,251
Pipestone-Jasper Independent School District #2689, Crossover Refunded 03/01/2009 @ 100 (FGIC) (MSDCEP)
5.400%, 03/01/2013 (c)	1,095	1,124
Puerto Rico Commonwealth (MBIA)
6.000%, 07/01/2014	1,605	1,828
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,061
Puerto Rico Commonwealth, Series A (XLCA)
5.500%, 07/01/2017	1,000	1,134
Ramsey County, Series D
5.000%, 02/01/2014	2,000	2,158
Robbinsdale Independent School District #281, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2020 (c)	1,215	1,280
Rochester Independent School District #535, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2015 (c)	1,595	1,664
Rochester Wastewater, Series A
4.000%, 12/01/2018	1,140	1,147
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.37 (FSA) (MSDCEP)
3.906%, 02/01/2013 (c) (d)	1,055	829
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (FSA) (MSDCEP)
3.907%, 02/01/2012 (c) (d)	1,790	1,489
South Washington County, Independent School District #833, Series B (FSA) (MSDCEP)
5.000%, 02/01/2015	1,030	1,084
St. Cloud Library Sales Tax, Series B (FSA)
4.000%, 02/01/2018	1,000	1,001
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP)
5.250%, 02/01/2010 (c)	1,000	1,021
5.600%, 02/01/2015 (c)	725	743
St. Michael Independent School District #885, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014 (c)	1,690	1,780
5.000%, 02/01/2017 (c)	1,000	1,053
Stillwater Independent School District #834 (MSDCEP)
4.750%, 02/01/2011	2,140	2,174
		59,974

Certificate of Participation - 0.6%
Northeast Metropolitan Intermediate School District #916 (MLO)
4.250%, 01/01/2015	1,000	1,008

Total Municipal Bonds
(Cost $178,756)		183,339

Short-Term Investment - 0.6%	SHARES
Federated Minnesota Municipal Cash Trust
(Cost $1,153)	1,153,228	1,153
Total Investments - 99.1%
(Cost $179,909)		184,492
Other Assets and Liabilities, Net - 0.9%		1,726
Total Net Assets - 100.0%		$186,218

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.
(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(c)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2007.

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2007, the aggregate market value of securities subject to the AMT was $8,263, which represents 4.4% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MSDCEP - Minnesota School District Credit Enhancement Program
RAAI - Radian Asset Assurance Inc.
XLCA - XL Capital Assurance Inc.

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Minnesota Tax Free Fund

DESCRIPTION	PAR	VALUE+
Municipal Bonds - 93.9%
Revenue Bonds - 87.1%
Continuing Care Retirement Communities - 3.3%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2037	$300	$289
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.700%, 07/01/2042	1,750	1,671
Golden Valley, Covenant Retirement Communities, Series A
5.500%, 12/01/2029	1,750	1,767
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	1,275	1,209
Prior Lake Senior Housing Revenue, Shepherds Path, Series B
5.700%, 08/01/2036	1,000	964
		5,900

Economic Development - 4.3%
Minneapolis Community Development, Series G-3, Pre-refunded 12/01/2011 @ 100
5.450%, 12/01/2031 (a)	3,250	3,484
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program, Series A (AMT)
5.550%, 08/01/2016	500	503
Minnesota Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
7.250%, 08/01/2020	1,000	1,036
Minnesota Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
7.250%, 08/01/2020	1,385	1,435
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D (AMT)
7.250%, 08/01/2020	1,120	1,161
		7,619

Education - 5.6%
Minneapolis, The Blake School Project
5.450%, 09/01/2021	2,000	2,073
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 5-D, Pre-refunded 05/01/2010 @ 100
6.625%, 05/01/2020 (a)	1,000	1,074
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2026	1,750	1,742
Minnesota State Higher Education Facilities Authority, St. John University, Series 6-G
4.500%, 10/01/2026	1,000	971
Minnesota State Higher Education Facilities Authority, Vermilion Community College, Series 3-T
5.750%, 01/01/2013	415	416
St. Paul Housing & Redevelopment Authority, Community Peace Academy, Series A
5.000%, 12/01/2036	800	738
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project
5.000%, 10/01/2024	2,000	2,052
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project, Pre-refunded 10/01/2009 @ 100
5.500%, 10/01/2024 (a)	1,000	1,038
		10,104

Healthcare - 27.5%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.500%, 02/01/2024	1,050	1,038
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	1,500	1,431
Crookston Health Care Facilities, Riverview Health Project
5.200%, 05/01/2022	1,000	963
Cuyuna Range Hospital District
5.000%, 06/01/2029	3,150	2,870
5.500%, 06/01/2035	350	328
Duluth Economic Development Authority, Benedictine Health System
5.250%, 02/15/2028	1,000	1,016
5.250%, 02/15/2033	1,660	1,680
Glencoe Health Care Services Facilities Project, Glencoe Regional Health
5.000%, 04/01/2031	1,500	1,438
Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Pre-refunded 04/01/2011 @ 101
7.500%, 04/01/2031 (a)	1,700	1,910
Madelia Hospital Revenue, Madelia Community Hospital Project
5.250%, 10/01/2031	500	473
5.300%, 10/01/2036	600	565
Maple Grove Health Care Facilities, North Memorial Health Care
5.000%, 09/01/2035	2,000	1,962
Maple Grove Health Care System, Maple Grove Hospital
4.500%, 05/01/2023	1,500	1,419
5.250%, 05/01/2025	1,000	1,027
Marshall Medical Center, Weiner Memorial Medical Center Project, Series A
5.250%, 11/01/2016	305	315
5.850%, 11/01/2023	875	916
Minneapolis Healthcare System, Allina Health System, Series A
6.000%, 11/15/2023	1,500	1,594
5.750%, 11/15/2032	2,400	2,493
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A
6.375%, 11/15/2029	125	132
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A (MBIA)
5.500%, 11/15/2011	500	511
5.500%, 11/15/2017	205	210
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	3,875	4,230
Monticello, Big Lake Community Hospital, Series A
5.750%, 12/01/2019	1,000	1,009
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	1,000	1,027
New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge
5.750%, 03/01/2015	1,600	1,602
Redwood Falls Hospital Revenue, Redwood Area Hospital Project
5.125%, 12/01/2036	3,000	2,713
Rochester Health Care Facilities, Mayo Clinic
5.000%, 11/15/2031	1,000	1,022
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	2,000	1,980
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B
5.500%, 07/01/2025	2,000	2,089
St. Paul Housing & Redevelopment Authority, Episcopal Nursing Home
5.630%, 10/01/2033	2,325	2,239
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2026	2,000	2,013
St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	800	833
St. Paul Housing & Redevelopment Authority, Regions Hospital
5.250%, 05/15/2018	500	503
St. Paul Port Authority, HealthEast Midway Campus, Series A (MLO)
5.875%, 05/01/2030	900	910
St. Paul Port Authority, HealthEast Midway Campus, Series B (MLO)
6.000%, 05/01/2030	1,800	1,812
Winona Health Care Facilities, Series A
6.000%, 07/01/2034	1,000	1,042
		49,315

Housing - 14.0%
Cottage Grove Senior Housing Revenue, PHS/Cottage Grove Inc. Project, Series A
5.000%, 12/01/2031	850	756
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project (GNMA)
5.900%, 04/20/2042	2,000	2,095
Eden Prairie Multifamily Housing, Preserve Place (GNMA)
5.500%, 01/20/2018	500	512
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	1,966
Hopkins Elderly Housing, St. Theresa Project, Series A (FHA) (GNMA)
5.600%, 11/20/2017	500	511
Hopkins Multifamily Housing, Renaissance Project
6.250%, 04/01/2015	500	511
Maplewood Multifamily Housing, Carefree Cottages ll, Mandatory Put 04/15/2019 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	1,997
Minneapolis & St. Paul Housing Financing Board, Single Family, Series A4 (AMT) (FHLMC) (FNMA) (GNMA)
5.000%, 11/01/2038	999	975
Minneapolis Housing Revenue, Keeler Apartments, Series A
5.000%, 10/01/2037	1,350	1,199
Minnesota State Housing Finance Agency, Residential Housing, Series B (AMT)
4.750%, 07/01/2026	1,000	970
5.650%, 07/01/2033	725	739
Minnesota State Housing Finance Agency, Residential Housing, Series B1-RMK (AMT)
5.350%, 07/01/2033	1,380	1,391
Minnesota State Housing Finance Agency, Residential Housing, Series D (AMT)
4.700%, 07/01/2027	3,465	3,327
Minnesota State Housing Finance Agency, Residential Housing, Series F (AMT)
5.400%, 07/01/2030	2,365	2,389
Minnesota State Housing Finance Agency, Single Family Mortgage, Series C (AMT)
6.100%, 07/01/2030	355	368
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.650%, 04/01/2041	1,620	1,554
Pine City Health Care & Housing Revenue, North Branch, Series A (GNMA)
5.000%, 10/20/2047	550	554
St. Louis Park, Multifamily Housing, Park Ridge Apartments (FHA) (GNMA)
5.250%, 11/01/2020	500	511
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A
5.250%, 10/01/2042	1,100	1,008
White Bear Lake, Multifamily Housing, Lake Square, Series A (FHA)
6.000%, 08/01/2020	1,020	1,037
Worthington Housing Authority, Meadows Worthington Project, Series A
5.375%, 05/01/2037	880	809
		25,179

Lease Revenue - 4.0%
Lakeville Housing & Redevelopment Authority, Ice Arena Project (MLO)
4.500%, 02/01/2026	1,000	983
4.625%, 02/01/2032	585	569
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A (MLO)
4.900%, 02/01/2015	850	868
5.000%, 02/01/2016	895	914
5.100%, 02/01/2017	900	919
Pine County Housing & Redevelopment Authority, Series A (MLO)
5.000%, 02/01/2028	1,000	1,009
5.000%, 02/01/2031	1,890	1,896
		7,158

Miscellaneous - 5.2%
Little Canada Commercial Development, RLF Minnesota Project (MLO)
7.100%, 04/01/2013	920	924
Minnesota State Retirement Systems Building
5.875%, 06/01/2027	7,000	7,350
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,130	1,132
		9,406

Recreational Facility Authority - 2.3%
Moorhead, Golf Course, Series B
5.875%, 12/01/2021	2,000	2,014
St. Paul Port Authority, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
7.375%, 08/01/2029 (a)	2,000	2,121
		4,135

Tax Revenue - 1.0%
Duluth Economic Development Authority
8.000%, 08/01/2008	75	77
Minneapolis, St. Anthony Falls Project
5.650%, 02/01/2027	400	393
5.750%, 02/01/2027	300	298
St. Anthony Housing & Redevelopment Authority, Silver Lake Village
5.625%, 02/01/2031	1,000	967
		1,735

Utilities - 19.9%
Chaska Electric, Series A
6.100%, 10/01/2030	45	48
Chaska Electric, Series A, Pre-refunded 10/01/2010 @ 100
6.100%, 10/01/2030 (a)	5,945	6,376
Puerto Rico Electric Power Authority, Series SS (MBIA)
5.000%, 07/01/2024	2,000	2,102
Rochester Electric Utility, Series C
5.000%, 12/01/2030	5,500	5,734
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
4.332%, 01/01/2019 (b)	4,000	2,470
4.472%, 01/01/2021 (b)	5,000	2,782
4.562%, 01/01/2023 (b)	3,000	1,508
4.612%, 01/01/2024 (b)	11,500	5,481
4.651%, 01/01/2025 (b)	7,000	3,166
4.691%, 01/01/2026 (b)	8,300	3,560
4.711%, 01/01/2027 (b)	3,000	1,224
Western Minnesota Municipal Power Agency (AMBAC)
5.500%, 01/01/2015	550	581
Western Minnesota Municipal Power Agency, Escrowed to Maturity (MBIA)
9.750%, 01/01/2016 (c)	410	570
		35,602
Total Revenue Bonds		156,153

General Obligations - 6.8%
Delano Independent School District #879, Series A, Crossover Refunded 02/01/2011 @ 100 (FSA) (MSDCEP)
5.875%, 02/01/2025 (d)	1,000	1,069
Minneapolis Sports Arena
5.100%, 04/01/2013	500	504
5.100%, 10/01/2013	250	252
Minnesota State
5.000%, 08/01/2010	3,000	3,016
Perham, Disposal System (AMT)
6.000%, 05/01/2022	1,500	1,551
Rochester Wastewater, Series A
4.125%, 12/01/2023	2,285	2,233
4.250%, 12/01/2025	1,500	1,478
Sauk Rapids Independent School District #47, Series A, Crossover Refunded 02/01/2011 @ 100 (MBIA) (MSDCEP)
5.750%, 02/01/2023 (d)	2,000	2,131
		12,234
Total Municipal Bonds
(Cost $165,229)		168,387

Short-Term Investments - 4.8%
Money Market Fund - 4.7%	SHARES
Federated Minnesota Municipal Cash Trust	8,377,771	8,378

U.S. Treasury Obligation - 0.1%
U.S. Treasury Bill	PAR
3.930%, 03/13/2008 (e)	$190,000	186
Total Short-Term Investments
(Cost $8,564)		8,564
Total Investments - 98.7%
(Cost $173,793)		176,951
Other Assets and Liabilities, Net - 1.3%		2,285
Total Net Assets - 100.0%		$179,236

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.
(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2007.
(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(e)	Yield shown is effective yield as of September 30, 2007.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2007, the aggregate market value of securities subject to the AMT was $19,808, which represents 11.1% of total net assets.
FHA - Federal Housing Authority
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MSDCEP - Minnesota School District Credit Enhancement Program

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Missouri Tax Free Fund

DESCRIPTION	PAR	VALUE+

Municipal Bonds - 98.8%
Revenue Bonds - 79.7%
Continuing Care Retirement Communities - 5.5%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project
5.250%, 02/01/2024	$2,000	$2,020
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	500	487
Illinois Finance Authority, Friendship Village, Schaumburg, Series A
5.375%, 02/15/2025	1,800	1,704
Lee's Summit Industrial Development Authority, Senior Living Facilities, John Knox Village, Series A
5.000%, 08/15/2014	1,035	1,060
Missouri State Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A
5.375%, 02/01/2035	1,500	1,506
St. Louis County Industrial Development Authority, Friendship Village West, Series A
5.500%, 09/01/2028	2,000	2,026
		8,803
Education - 5.9%
Lincoln University Auxillary System Revenue (AGTY)
5.125%, 06/01/2037	1,000	1,039
Missouri State Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2017	1,185	1,223
Missouri State Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project
5.000%, 11/01/2019	2,540	2,649
Missouri State Health & Educational Facilities Authority, Washington University, Series A
5.000%, 02/15/2019	1,465	1,550
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Pre-refunded 06/15/2011 @ 100
5.125%, 06/15/2041 (a)	2,150	2,264
Missouri State University Auxillary Enterprise System Revenue, Series A (XLCA)
4.375%, 04/01/2032	650	617
		9,342
Healthcare - 16.2%
Barton County Hospital Revenue
5.375%, 07/01/2027	1,000	979
Boone County Hospital
5.050%, 08/01/2020	1,200	1,218
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, Southeast Missouri Hospital
5.625%, 06/01/2022	245	252
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, Southeast Missouri Hospital, Pre-refunded 06/01/2012 @ 100
5.625%, 06/01/2022 (a)	1,255	1,360
Carthage Hospital Revenue
6.000%, 04/01/2038	1,000	1,002
Clinton County Industrial Development Authority, Health Facilities Revenue, Cameron Regional Medical Center
5.000%, 12/01/2037	1,000	905
Hannibal Industrial Development Authority Health Facilities
4.300%, 03/01/2013	1,345	1,333
5.000%, 03/01/2022	1,000	994
Hermann Area Hospital District Revenue
5.100%, 09/01/2031	1,000	921
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project
5.500%, 02/15/2024	2,000	2,067
Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity
6.750%, 05/15/2012 (b)	3,310	3,749
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
5.000%, 08/15/2019	2,300	2,336
Missouri State Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	528
Missouri State Health & Educational Facilities Authority, SSM Health, Series A, Pre-refunded 06/01/2008 @ 101 (MBIA)
5.000%, 06/01/2018 (a)	1,555	1,586
Missouri State Health & Educational Facilities Authority, SSM Health, Series B (MBIA)
5.000%, 06/01/2018	445	453
Missouri State Health & Educational Facilities Authority, St. Lukes Episcopal
5.000%, 12/01/2017	1,000	1,037
Missouri State Health & Educational Facilities Authority, St. Lukes Health Systems, Series A (FSA)
5.000%, 11/15/2014	1,655	1,776
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital
5.625%, 12/01/2035	1,000	956
St. Louis County Industrial Development Authority, Ranken-Jordan Project
5.000%, 11/15/2027	670	618
5.000%, 11/15/2035	1,300	1,157
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A, Pre-refunded 11/15/2013 @ 100
6.625%, 11/15/2035 (a)	500	575
		25,802
Housing - 4.2%
Missouri State Housing Development Commission, Homeownership Loan Program, Series B (AMT) (FNMA) (GNMA)
4.800%, 09/01/2031	2,500	2,397
Missouri State Housing Development Commission, Homeownership Loan Program, Series C1 (AMT) (FNMA) (GNMA)
5.000%, 09/01/2037	1,000	977
Riverside Industrial Development Authority, Riverside Horizons Project, Series A (ACA)
5.000%, 05/01/2027	1,900	1,839
University City Industrial Development Authority, Multifamily Housing, Series A (GNMA)
5.950%, 12/20/2025	1,400	1,404
		6,617
Lease Revenue - 15.8%
Clay County, Public Building Authority (FSA) (MLO)
5.125%, 05/15/2014	2,000	2,019
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond (AMBAC) (MLO)
4.731%, 04/15/2027 (c)	2,000	802
Kansas City Special Facilities Revenue, MCI Overhaul Base Project, Series G (AMT) (MLO)
4.750%, 09/01/2028	4,000	3,885
Missouri State Board of Public Buildings, Series A (MLO)
5.000%, 10/15/2027	1,000	1,035
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A (MBIA) (MLO)
5.000%, 05/01/2023	2,000	2,063
5.000%, 05/01/2024	5,130	5,293
5.125%, 05/01/2026	5,000	5,174
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A (MLO)
5.000%, 05/01/2017	1,000	1,042
Missouri State Financial Board Infrastructure Facilities, Branson, Series A (MLO)
5.000%, 12/01/2017	1,000	996
5.375%, 12/01/2022	750	749
Springfield Public Building, Capital Improvement Project (AMBAC) (MLO)
5.000%, 03/01/2024	2,000	2,065
		25,123
Miscellaneous - 2.4%
Kennett Industrial Development Authority, Manac Trailers USA Project (LOC: Region's Bank) (AMT)
4.250%, 03/01/2022	1,500	1,406
4.250%, 03/01/2024	500	461
Missouri State Development Financial Board, Eastland Center Project, Series A
4.250%, 04/01/2015	1,010	1,001
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	1,004
		3,872
Revolving Funds - 11.3%
Missouri State Environmental Improvement & Energy Resources Authority, Series A, State Revolving Fund Program, Pre-refunded 07/01/2010 @ 100
5.500%, 07/01/2016 (a)	1,875	1,972
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A
4.750%, 07/01/2020	2,000	2,096
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program
5.500%, 07/01/2016	620	650
4.375%, 01/01/2028	500	491
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water
5.250%, 01/01/2015	2,180	2,243
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program
5.375%, 07/01/2016	2,000	2,237
4.750%, 07/01/2023	410	424
5.000%, 07/01/2023	6,655	6,884
4.750%, 07/01/2025	1,000	1,029
		18,026
Tax Revenue - 6.8%
Belton Increment Tax Revenue, Town Center Project
5.500%, 03/01/2020	250	248
5.625%, 03/01/2025	600	587
Branson Industrial Development Authority Tax Increment Revenue, Branson Landing Retail Project
5.500%, 06/01/2029	1,000	948
Fenton Tax Increment Revenue, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	1,046
Harrisonville Towne Center Project
4.375%, 11/01/2017	340	337
4.500%, 11/01/2022	715	690
Howard Bend Levee District (XLCA)
5.500%, 03/01/2026	1,745	1,962
Kansas City Tax Increment Financing Commission, Maincor Project, Series A
5.250%, 03/01/2018	500	494
Missouri State Development Financial Board, Independence Centerpoint Project, Series E
5.125%, 04/01/2025	1,000	1,015
Osage Beach Tax Increment Revenue, Prewitt's Point Project
5.000%, 05/01/2023	1,455	1,394
Riverside Tax Increment Revenue, L-385 Levee Project (MLO)
5.250%, 05/01/2020	1,000	1,013
St. Joseph Industrial Development Authority, Tax Increment Revenue, Shoppes at North Village Project
5.375%, 11/01/2023	1,000	993
		10,727
Transportation - 6.6%
Missouri State Highways & Transportation Road
4.750%, 05/01/2027	360	368
Missouri State Highways & Transportation Road, Series A, Pre-refunded 02/01/2011 @ 100
5.250%, 02/01/2020 (a)	5,000	5,267
Missouri State Highways & Transportation Road, Series A, Pre-refunded 02/01/2012 @ 100
5.000%, 02/01/2022 (a)	3,225	3,410
Platte County Industrial Development Authority, Transportation Revenue, Zona Rosa Retail Project
4.500%, 12/01/2017 (d)	310	320
Puerto Rico Commonwealth Highway & Transportation Authority, Series K
5.000%, 07/01/2017	1,000	1,048
		10,413
Utilities - 5.0%
Kansas City Water, Series B
5.000%, 12/01/2016	2,200	2,224
Metropolitan St. Louis Sewer District, Series A (MBIA)
5.000%, 05/01/2023	1,075	1,121
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
5.000%, 01/01/2016	1,500	1,619
Missouri State Development Financial Board, Independence Water System (AMBAC)
5.000%, 11/01/2024	1,000	1,042
North Central Regional Water Commission, Waterworks Systems Revenue
5.000%, 01/01/2037	2,070	1,975
		7,981
Total Revenue Bonds		126,706

General Obligations - 13.3%
Cass County School District #R-9, Harrisonville (MBIA) (MDDP)
4.500%, 03/01/2019	1,000	1,028
Jefferson City School District, Series A, Escrowed to Maturity (MDDP)
6.700%, 03/01/2011 (b)	1,000	1,057
Ladue School District
4.300%, 03/01/2019	500	508
5.000%, 03/01/2023	1,500	1,583
North Kansas City School District #74 (MDDP)
5.000%, 03/01/2022	1,000	1,057
Platte County School District #R-3 (MBIA)
5.000%, 03/01/2024	685	712
Puerto Rico Municipal Finance Agency, Pre-refunded 08/01/2009 @ 101 (FSA)
5.500%, 08/01/2023 (a)	3,000	3,138
Richmond Heights, Manhasset Village Neighborhood
4.500%, 04/01/2026	690	670
St. Charles Community College (MBIA)
5.250%, 02/15/2018	1,220	1,348
St. Charles County, Francis Howell School District (FGIC) (MDDP)
5.250%, 03/01/2018	2,095	2,313
St. Louis County
5.000%, 02/01/2012	3,250	3,442
St. Louis County Public Safety, Pre-refunded 08/15/2009 @ 100 (FGIC)
5.125%, 02/15/2017 (a)	4,185	4,309
Total General Obligations		21,165

Certificates of Participation - 5.8%
Belton Refunding & Improvement (MBIA) (MLO)
4.375%, 03/01/2019	500	509
4.500%, 03/01/2022	500	504
Cottleville (MLO)
5.125%, 08/01/2026	200	202
5.250%, 08/01/2031	1,100	1,107
Hazelwood School District, Energy Improvements Project (MLO)
4.500%, 03/01/2017	515	530
4.500%, 03/01/2018	445	455
Missouri School Boards Association, Liberty Public School District #53 (FSA) (MLO)
5.250%, 03/01/2025	1,015	1,087
Ozark R-6 School District Lease (FSA) (MLO)
5.000%, 09/01/2025	665	698
Texas County Justice Center Project (AGTY) (MLO)
4.500%, 12/01/2025	3,660	3,602
Union, Series A (MLO)
5.200%, 07/01/2023	520	532
Total Certificates of Participation		9,226

Total Municipal Bonds
(Cost $154,217)		157,097

Short-Term Investment - 0.4%	SHARES
First American Tax Free Obligations Fund, Class Z (e)
(Cost $672)	671,860	672

Total Investments - 99.2%
(Cost $154,889)		157,769
Other Assets and Liabilities, Net - 0.8%		1,202
Total Net Assets - 100.0%		$158,971

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2007.
(d)	Security purchased on a when-issued basis. On September 30, 2007, the total cost of investments purchased on a when-issued basis was $320 or 0.2% of total net assets.
(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2007, the aggregate market value of securities subject to the AMT was $10,130, which represents 6.4% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MDDP - Missouri Direct Deposit Program
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.
XLCA - XL Capital Assurance Inc.

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Nebraska Tax Free Fund

Description	PAR	VALUE +

Municipal Bonds - 97.3%
Revenue Bonds - 74.9%
Continuing Care Retirement Communities - 2.9%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2026	$100	$99
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	275	261
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	200	201
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	600	604
		1,165

Education - 16.2%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	575	543
Nebraska Educational Finance Authority, Concordia University Project
5.350%, 12/15/2018	650	656
Nebraska Educational Finance Authority, Midland Lutheran College Project
5.200%, 10/01/2020	350	351
Nebraska Educational Finance Authority, Wesleyan University Project (RAAI)
5.000%, 04/01/2017	605	614
Nebraska Utility Corporation, University of Nebraska, Lincoln Project
5.250%, 01/01/2015	1,045	1,110
University of Nebraska Facility Corporation, Medical Center Research Project
5.000%, 02/15/2015	500	525
University of Nebraska, Kearney Student Fees
5.000%, 07/01/2030	500	517
University of Nebraska, Lincoln Memorial Stadium Project, Series A
5.000%, 11/01/2015	500	530
University of Nebraska, Lincoln Student Fees
5.000%, 07/01/2022	750	772
University of Nebraska, Omaha Student Housing Project
5.000%, 05/15/2023	500	520
University of Nebraska, Omaha Student Facilities Project
5.000%, 05/15/2032	350	361
		6,499

Healthcare - 24.0%
Douglas County Hospital Authority #2, Girls & Boys Town Project
4.500%, 09/01/2030	1,000	954
Douglas County Hospital Authority #2, Nebraska Medical Center
5.000%, 11/15/2016	700	737
Halifax Medical Center, Hospital Revenue, Series A
5.000%, 06/01/2038	600	575
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	600	606
Inver Grove Heights, Minnesota, Nursing Home Revenue, Presbyterian Homes Care
5.500%, 10/01/2033	275	259
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	200	198
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	400	389
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
5.000%, 06/01/2021	1,500	1,539
4.250%, 06/01/2022	600	558
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A
Pre-refunded 06/01/2011 @ 100 (AMBAC)
5.000%, 06/01/2019 (a)	500	525
Madison County Hospital Authority #1, Faith Regional Health Services Project (RAAI)
5.500%, 07/01/2021	1,000	1,026
Nebraska Investment Finance Authority, Great Plains Regional Medical Center (RAAI)
5.200%, 11/15/2016	250	257
5.300%, 11/15/2017	805	827
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital
5.250%, 06/01/2036	150	144
Platte County Hospital Authority #1, Columbus Community Hospital Project (RAAI)
5.850%, 05/01/2014	650	679
University of Alabama at Birmingham, Hospital Revenue, Series A
4.500%, 09/01/2031	400	360
		9,633

Housing - 3.8%
Douglas County Housing Authority, Orchard Gardens Project
5.150%, 10/01/2032	400	378
Nebraska Investment Finance Authority, Single Family Housing, Series D (AMT)
4.950%, 09/01/2026	490	487
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments (GNMA)
5.150%, 11/20/2022	640	653
		1,518

Miscellaneous - 2.0%
Washington County Wastewater & Solid Waste Disposal Facilities, Cargill Project (AMT)
4.850%, 04/01/2035	500	472
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	300	320
		792

Recreational Facility Authority - 8.4%
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project
4.750%, 09/01/2024	1,365	1,367
Omaha Convention Hotel Corporation, Convention Center 1st Tier (AMBAC)
4.250%, 02/01/2026	1,000	948
Omaha Convention Hotel Corporation, Series A, Pre-refunded 04/01/2012 @ 100 (AMBAC)
5.125%, 04/01/2026 (a)	1,000	1,064
		3,379

Revolving Funds - 1.5%
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund
5.150%, 01/01/2016	580	588

Tax Revenue - 2.3%
Omaha Special Tax Revenue, Series A
5.125%, 02/01/2032	500	516
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	400	403
		919

Utilities - 13.8%
Alliance Electrical Systems (AMBAC)
5.000%, 12/15/2014	260	263
5.100%, 12/15/2015	460	465
Burt County Public Power District Electric Systems
4.850%, 07/01/2026	335	337
Central Plains Energy Project, Nebraska Gas Project #1, Series A
5.250%, 12/01/2021	500	520
Cuming County Public Power District Electric Systems
3.900%, 12/01/2014	130	130
Grand Island Electrical Systems (MBIA)
5.125%, 08/15/2016	750	788
Hastings Electrical Systems (FSA)
5.000%, 01/01/2015	250	261
Lincoln Electrical Systems
5.000%, 09/01/2026	250	259
Lincoln Electrical Systems, Pre-refunded 09/01/2011 @ 100
5.000%, 09/01/2015 (a)	500	526
Lincoln Sanitation & Sewer (MBIA)
4.375%, 06/15/2032	1,000	957
Omaha Public Power District, Nebraska City, Series A (AMBAC)
4.550%, 02/01/2026	750	754
South Sioux City Combined Electric, Water & Sewer
4.750%, 08/01/2027	250	251
		5,511

Total Revenue Bonds		30,004

General Obligations - 19.2%
Brown County
4.350%, 06/15/2026	200	197
4.700%, 12/15/2026	400	401
Douglas County School District #17, Millard Public Schools, Series A (FSA)
4.500%, 06/15/2025	250	250
Douglas County School District #54, Ralston Public Schools (FSA)
5.000%, 12/15/2016	845	886
Hayes County School District #79
4.550%, 11/15/2022	170	171
4.600%, 11/15/2023	180	181
La Vista
4.800%, 12/15/2026	345	347
La Vista, Off-Street Parking
4.700%, 04/15/2025	500	493
Lancaster County School District #1, Lincoln Public Schools
5.000%, 01/15/2017	750	790
5.250%, 07/15/2019	220	230
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental
4.500%, 10/15/2026	750	750
Omaha-Douglas Public Building
4.900%, 05/01/2016	500	520
5.100%, 05/01/2020	300	313
Saunders County (FSA)
5.000%, 11/01/2030	650	666
Scotts Bluff County
4.550%, 01/15/2026	500	504
4.500%, 01/15/2031	500	483
Washington County School District #1, Blair Community Schools
4.300%, 12/15/2027	500	484
Total General Obligations		7,666

Certificates of Participation - 3.2%
Western Nebraska Community College (MLO)
4.700%, 10/15/2010	295	295
4.800%, 10/15/2011	195	195
4.900%, 10/15/2012	250	250
5.000%, 10/15/2013	300	301
5.100%, 10/15/2014	250	250
Total Certificates of Participation		1,291

Total Municipal Bonds
(Cost $38,631)		38,961

Short-Term Investment - 1.6%	SHARES
First American Tax Free Obligations Fund, Class Z (b)
(Cost $650)	650,049	650
Total Investments - 98.9%
(Cost $39,281)		39,611
Other Assets and Liabilities, Net - 1.1%		440
Total Net Assets - 100.0%		$40,051

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

AMBAC-	American Municipal Bond Assurance Corporation
AMT-	Alternative Minimum Tax. As of September 30, 2007, the aggregate market value of securities subject to the AMT was
$1,279, which represents 3.2% of total net assets.
FSA-	Financial Security Assurance
GNMA-	Government National Mortgage Association
MBIA-	Municipal Bond Insurance Association
MLO-	Municipal Lease Obligation
RAAI-	Radian Asset Assurance Inc.

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Ohio Tax Free Fund

DESCRIPTION	PAR	VALUE+
Municipal Bonds - 97.2%
Revenue Bonds - 56.0%
Continuing Care Retirement Communities - 5.6%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A
5.000%, 07/01/2026	$800	$780
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A (RAAI)
5.125%, 07/01/2022	500	505
Hamilton County Health Care, Life Enriching Communities Project, Series A
5.000%, 01/01/2027	400	389
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	400	379
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	400	403
		2,456
Education - 18.8%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy
5.000%, 10/01/2025	250	250
Ohio State Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	787
Ohio State Higher Educational Facilities, College of Wooster Project
5.000%, 09/01/2020	400	415
Ohio State Higher Educational Facilities, John Carroll University Project
5.000%, 04/01/2019	1,000	1,040
Ohio State Higher Educational Facilities, Mount Union College Project
5.000%, 10/01/2031	1,000	1,004
Ohio State Higher Educational Facilities, Ohio Northern University Project
5.000%, 05/01/2026	1,000	1,013
Ohio State Higher Educational Facilities, Wittenburg University Project
5.000%, 12/01/2024	505	501
Ohio State Higher Educational Facilities, Xavier University Project (FGIC)
5.250%, 05/01/2016	1,000	1,065
Ohio State University, Series B
5.250%, 06/01/2016	1,000	1,078
University of Cincinnati, Series A (FGIC)
5.500%, 06/01/2014	1,000	1,071
		8,224
Healthcare - 7.4%
Akron, Bath & Copley Joint Township Hospital Facilities, Summa Health Systems, Series A (RAAI)
5.250%, 11/15/2016	800	840
Erie County Hospital Facilities, Firelands Regional Medical Center, Series A
5.500%, 08/15/2022	500	521
Fairfield County Hospital Facilities, Fairfield Medical Center (RAAI)
5.000%, 06/15/2022	500	504
Lorain County Hospital, Catholic Healthcare
5.500%, 10/01/2017	350	373
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2018	125	129
5.250%, 05/15/2026	250	252
Richland County Hospital Facilities, Medcentral Health Systems
5.250%, 11/15/2036	600	605
		3,224
Housing - 2.3%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series E (AMT) (FNMA) (GNMA)
4.850%, 09/01/2026	1,000	982

Lease Revenue - 4.2%
Cleveland-Cuyahoga County Port Authority, Rita Project (MLO) (RAAI)
5.000%, 11/15/2019	750	763
Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A (MLO)
5.250%, 12/01/2017	1,000	1,070
		1,833
Miscellaneous - 2.7%
Aleutians East Borough Project, Aleutian Pribilof Islands, Alaska (ACA)
5.500%, 06/01/2036	150	152
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B
4.500%, 12/01/2015	1,000	1,026
		1,178
Revolving Funds - 4.7%
Ohio State Water Development Authority, Escrowed to Maturity (AMBAC)
5.800%, 12/01/2011 (a)	1,000	1,009
Ohio State Water Development Authority, Water Pollution Control, Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 (b)	1,000	1,063
		2,072
Tax Revenue - 0.9%
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	400	412

Transportation - 2.4%
Columbus Regional Airport Authority (MBIA)
5.000%, 01/01/2028	1,000	1,037

Utilities - 7.0%
Hamilton Electric Systems, Series A (FSA)
4.300%, 10/15/2016	1,000	1,030
Montgomery County Water, Greater Moraine Beaver (AMBAC)
5.375%, 11/15/2016	1,000	1,078
Northeast Ohio Regional Sewer District, Wastewater Revenue (MBIA)
4.500%, 11/15/2037	1,000	969
		3,077
Total Revenue Bonds		24,495

General Obligations - 41.2%
Cincinnati, Pre-refunded 12/01/2011 @ 100
5.000%, 12/01/2016 (b)	1,000	1,055
5.000%, 12/01/2017 (b)	1,000	1,055
Cincinnati School District, Classroom Construction & Improvement (FGIC)
5.250%, 12/01/2019	535	594
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC)
5.000%, 12/01/2011	500	528
Franklin County
4.500%, 12/01/2027	690	690
Gahanna (MBIA)
5.000%, 12/01/2027	400	420
Greene County, General Infrastructure (AMBAC)
5.250%, 12/01/2026	1,000	1,078
Hubbard Village School District, Classroom Facilities Improvement (CIFG)
4.250%, 12/01/2027	1,000	948
Ohio State Common Schools, Series A (FGIC)
5.125%, 09/15/2022	1,750	1,828
Ohio State Higher Education, Series A
5.000%, 02/01/2019	1,000	1,035
5.000%, 08/01/2022	1,000	1,037
Ohio State Higher Education, Series B
5.000%, 11/01/2015	1,000	1,050
Ohio State Infrastructure Improvement, Series A
5.500%, 02/01/2020	1,000	1,135
Ohio State Parks & Recreational Facilities, Series II-A (FSA)
5.250%, 02/01/2020	1,000	1,078
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2027 (c)	1,000	1,018
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	260	276
Solon
5.000%, 12/01/2021	1,000	1,051
Springfield City School District, Pre-refunded 12/01/2011 @ 102 (FGIC)
5.200%, 12/01/2023 (b)	1,000	1,080
Toledo City School District, School Facilities Improvement (FSA)
5.000%, 12/01/2014	1,000	1,072
Total General Obligations		18,028
Total Municipal Bonds
(Cost $41,855)		42,523

Short-Term Investment - 4.7%	SHARES
Federated Ohio Municipal Cash Trust
(Cost $2,068)	2,067,539	2,068
Total Investments - 101.9%
(Cost $43,923)		44,591
Other Assets and Liabilities, Net - (1.9)%		(848)
Total Net Assets - 100.0%		$43,743

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.
(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(c)	Security purchased on a when-issued basis. On September 30, 2007, the total cost of investments purchased on a when-issued basis was $1,018 or 2.3% of total net assets.

ACA -	American Capital Access
AMBAC -	American Municipal Bond Assurance Corporation
AMT-	Alternative Minimum Tax. As of September 30, 2007 the aggregate market value of securities subject to the AMT was $982, which represents 2.2% of total net assets.
CIFG -	CDC IXIS Financial Guaranty
FGIC -	Financial Guaranty Insurance Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Corporation
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Oregon Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUE +
Municipal Bonds - 97.7%
Revenue Bonds - 39.8%
Continuing Care Retirement Communities - 4.3%
Clackamas County Hospital Facilities Authority, Mary's Woods, Series A, Pre-refunded 05/15/2009 @ 102
6.125%, 05/15/2013 (a)	$1,000	$1,059
Clackamas County Hospital Facilities Authority, Robison Jewish Home
5.125%, 10/01/2024	1,000	953
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,200	1,169
Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project, Series A
5.250%, 12/01/2026	1,000	989
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes
8.000%, 11/15/2026	890	892
		5,062
Education - 5.9%
Forest Grove Campus Improvement, Pacific University Project, Series A (RAAI)
5.000%, 05/01/2022	3,130	3,155
Multnomah County Educational Facilities, University of Portland (AMBAC)
5.700%, 04/01/2015	1,000	1,033
Oregon State Facilities Authority, Linfield College Project, Series A
5.000%, 10/01/2025	1,000	1,008
Oregon State Facilities Authority, Williamette University Projects, Series A
4.300%, 10/01/2021	1,085	1,040
4.500%, 10/01/2036	875	792
		7,028
Healthcare - 8.1%
Clackamas County Hospital Facilities Authority, Legacy Health Systems
5.250%, 02/15/2011	2,000	2,076
5.375%, 02/15/2012	1,000	1,037
Klamath Falls Community Hospital Authority, Merle West Medical Center Project (AGTY)
4.750%, 09/01/2020	2,025	2,066
Medford Hospital Facilities Authority, Asante Health Systems, Series A (MBIA)
5.250%, 08/15/2011	325	332
5.375%, 08/15/2012	320	327
Multnomah County Hospital Facilities Authority, Providence Health Systems
5.250%, 10/01/2022	1,000	1,046
Salem Hospital Facilities Authority, Pre-refunded 08/15/2008 @ 101
5.250%, 08/15/2014 (a)	1,000	1,025
Salem Hospital Facilities Authority, Salem Hospital Project, Series A
5.000%, 08/15/2027	1,000	1,023
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	690	721
		9,653
Housing - 1.4%
Oregon State Housing & Community Services, Series A
6.000%, 07/01/2016	5	5
6.400%, 07/01/2018	205	207
Oregon State Housing & Community Services, Series E (FHA)
5.750%, 07/01/2013	285	290
Oregon State Housing & Community Services, Single Family, Series A
4.050%, 01/01/2018	310	309
Portland Housing Authority, Pearl Court Project (AMT)
4.000%, 01/01/2011	230	230
4.100%, 01/01/2013	145	145
4.150%, 01/01/2014	200	199
4.200%, 01/01/2015	270	268
		1,653
Recreational Facility Authority - 0.9%
Portland Urban Renewal & Redevelopment, Convention Center, Series A (AMBAC)
5.750%, 06/15/2015	1,000	1,062

Tax Revenue - 2.5%
Medford Urban Renewal Agency
4.500%, 06/01/2013	1,010	1,043
Oregon State Department of Administrative Services Lottery, Series A (FSA)
5.000%, 04/01/2012	1,050	1,084
Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
4.750%, 06/01/2015	280	293
Tri-County Metropolitan Transportation District, Series 1, Escrowed to Maturity (MGT)
4.900%, 06/01/2009 (b)	500	511
		2,931
Transportation - 8.6%
Oregon State Department of Transportation, Highway User Tax, Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 (a)	2,260	2,365
Oregon State Department of Transportation, Highway User Tax, Series A
5.000%, 11/15/2024	1,325	1,383
Oregon State Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 (a)	1,000	1,089
Oregon State Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2014 @ 100
5.000%, 11/15/2020 (a)	1,085	1,176
Port Morrow
4.875%, 06/01/2020	1,000	966
Portland International Airport, Series 12-A (FGIC)
5.250%, 07/01/2011	1,165	1,199
5.250%, 07/01/2012	2,000	2,054
		10,232
Utilities - 8.1%
Eugene Electric Utilities (FSA)
5.000%, 08/01/2011	1,305	1,306
4.800%, 08/01/2013	690	696
Lane County Metropolitan Wastewater Management (FGIC)
5.000%, 11/01/2021	820	870
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/2010	2,450	2,454
4.800%, 06/01/2010	400	401
Portland Water Systems, Second Lien, Series A (MBIA)
4.375%, 10/01/2024	1,000	993
Washington County Clean Water Services (MBIA)
5.000%, 10/01/2014	1,000	1,082
Washington County Clean Water Services (FGIC)
5.125%, 10/01/2014	1,790	1,886
		9,688
Total Revenue Bonds		47,309

General Obligations - 54.1%
Chemeketa Community College District, Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 (b)	2,170	2,377
Clackamas Community College District (MBIA)
5.000%, 05/01/2019	1,145	1,221
Clackamas County School District #7J, Lake Oswego (FSA)
5.250%, 06/01/2025	200	223
Clackamas County School District #12, North Clackamas, Convertible CABs, Deferred Interest, Series B (FSA) (SBG)
0.000% through 06/14/2011, thereafter 5.000%, 06/15/2022 (c)	3,135	2,768
Clackamas County School District #86, Canby (FSA) (SBG)
5.000%, 06/15/2018	1,000	1,066
5.000%, 06/15/2021	1,305	1,372
Clackamas County School District #86, Canby, Pre-refunded 06/15/2010 @ 100 (SBG)
5.500%, 06/15/2015 (a)	1,835	1,927
Clackamas County School District #115, Series A, Zero Coupon Bond (MBIA) (SBG)
4.739%, 06/15/2024 (d)	1,200	549
Clackamas County School District #115, Series B (MBIA) (SBG)
4.500%, 06/15/2021	1,975	2,006
Deschutes & Jefferson Counties School District #2, Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 (a)	1,725	1,840
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (SBG)
5.000%, 06/15/2013	1,250	1,340
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (SBG)
4.452%, 06/15/2021 (d)	1,000	547
Deschutes County (FSA)
5.000%, 12/01/2014	1,755	1,864
Hood River County School District (SBG)
5.250%, 06/15/2016	1,030	1,086
Jackson County School District #549, Medford (SBG)
5.000%, 06/15/2012	2,000	2,123
Josephine County Unit School District, Three Rivers (FGIC) (SBG)
5.000%, 12/15/2019	1,000	1,085
Lane County School District #19, Springfield, Zero Coupon Bond (FSA) (SBG)
4.916%, 06/15/2024 (d)	2,055	913
Lane County School District #40, Creswell (SBG)
5.000%, 06/15/2011	1,120	1,162
Lane County School District #52, Bethel, Pre-refunded 06/15/2010 @ 100 (SBG)
5.350%, 06/15/2011 (a)	1,285	1,345
Linn County Community School District, Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 (a)	1,000	1,100
Marion & Clackamas Counties School District #4J, Silver Falls (MBIA) (SBG)
4.500%, 06/15/2022	1,305	1,325
McMinnville School District #40 (FSA)
5.500%, 06/15/2013	1,000	1,097
Metro
5.250%, 09/01/2014	1,000	1,062
Multnomah County School District #7, Reynolds, Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 (a)	1,000	1,071
Multnomah-Clackamas County School District #10, Gresham-Barlow, Pre-refunded 06/15/2011 @ 100 (FSA) (SBG)
5.500%, 06/15/2013 (a)	1,780	1,899
Multnomah-Clackamas County School District #10JT, Gresham-Barlow (FSA) (SBG)
5.250%, 06/15/2017	1,000	1,107
Multnomah-Clackamas County School District #28JT, Zero Coupon Bond (AMBAC) (SBG)
4.139%, 06/01/2016 (d)	1,000	701
North Lincoln Fire & Rescue District #1 (FSA)
4.250%, 02/01/2018	125	129
Pacific City Joint Water Sanitation Authority
4.650%, 07/01/2022	455	461
Portland Community College Services, Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 (a)	1,375	1,460
Portland Emergency Facilities, Series A
5.000%, 06/01/2012	1,060	1,083
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,061
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2021	1,000	1,033
Puerto Rico Public Buildings Authority, Series J, Mandatory Put 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	1,058
Salem-Keizer School District #24-J (FSA)
5.100%, 06/01/2012	2,000	2,020
Salem-Keizer School District #24-J, Pre-refunded 06/01/2009 @ 100 (SBG)
5.250%, 06/01/2012 (a)	1,000	1,029
Tri-County Metropolitan Transportation District, Light Rail Extension, Series A
5.250%, 07/01/2012	1,000	1,037
Tualatin Hills Park & Recreation District (FGIC)
5.750%, 03/01/2013	870	962
Umatilla County School District #016-R, Pendleton (FGIC)
5.250%, 07/01/2014	1,540	1,685
Wasco County School District #12 (FSA) (SBG)
5.500%, 06/15/2014	1,080	1,197
Washington, Multnomah & Yamill Counties School District #1-J
5.000%, 11/01/2014	1,000	1,083
Washington, Multnomah & Yamill Counties School District #1-J, Pre-refunded 06/01/2009 @ 100
5.250%, 06/01/2012 (a)	1,185	1,219
Washington & Clackamas Counties School District #23-J, Tigard (FGIC)
5.500%, 06/01/2013	1,000	1,098
Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond
3.913%, 06/15/2014 (d)	1,030	794
Washington Clackamas & Yamhill Counties School District #88J, Deferred Interest, Series A, Zero Coupon Bond (MBIA) (SBG)
4.912%, 06/15/2024 (d)	3,050	1,356
Washington County
5.000%, 06/01/2022	2,000	2,128
Washington County School District #48-J, Beaverton, Series A (FSA)
5.000%, 06/01/2016	1,500	1,612
Wilsonville
5.000%, 12/01/2010	110	111
Yamhill County School District #29-J, Newberg (FGIC) (SBG)
5.250%, 06/15/2015	1,260	1,386
5.250%, 06/15/2016	1,835	2,029
Yamhill County School District #40, McMinnville (FSA) (SBG)
5.000%, 06/15/2023	1,005	1,065
		64,272
Certificates of Participation - 3.8%
Multnomah County (MLO)
4.750%, 08/01/2011	1,685	1,717
Oregon State Department of Administrative Services, Series A (AMBAC) (MLO)
5.000%, 05/01/2014	1,240	1,278
Oregon State Department of Administrative Services, Series A (FGIC) (MLO)
5.000%, 11/01/2018	1,060	1,138
Oregon State Department of Administrative Services, Series B (AMBAC) (MLO)
5.000%, 11/01/2011	315	318
		4,451
Total Municipal Bonds
(Cost $114,041)		116,032

Short-Term Investment - 3.4%	SHARES
First American Tax Free Obligations Fund, Class Z (e)
(Cost $4,066)	4,065,792	4,066
Total Investments - 101.1%
(Cost $118,107)		120,098
Other Assets and Liabilities, Net - (1.1)%		(1,337)
Total Net Assets - 100.0%		$118,761

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(c)
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2007.
(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2007, the aggregate market value of securities subject to the AMT was $842, which represents 0.7% of total net assets.
COMGTY -	Commonwealth Guaranty
FGIC -	Financial Guaranty Insurance Corporation
FHA -	Federal Housing Authority
FSA -	Financial Security Assurance
MBIA -	Municipal Bond Insurance Association
MGT -	Morgan Guaranty Trust
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
SBG -	School Bond Guaranty Program

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Short Tax Free Fund

DESCRIPTION	PAR	VALUE+
Municipal Bonds - 98.5%
Alaska - 1.3%
Revenue Bond - 1.3%
Alaska Railroad Corporation Capital Grant Receipts
5.000%, 08/01/2012	$1,825	$1,938

Arizona - 3.1%
Revenue Bonds - 3.1%
Maricopa County Hospital, Sun Health Corporation
5.000%, 04/01/2011	3,815	3,904
University Medical Center (PUFG)
5.000%, 07/01/2008	350	352
5.000%, 07/01/2009	500	507
		4,763

California - 13.3%
Revenue Bonds - 3.3%
California Statewide Community Development Authority, Daughters of Charity Health
5.000%, 07/01/2009	500	508
Roseville Natural Gas Financing Authority
4.000%, 02/15/2010	1,000	1,002
5.000%, 02/15/2012	3,500	3,632
		5,142
General Obligations - 10.0%
California State
6.000%, 08/01/2008	10,000	10,110
5.000%, 09/01/2011	5,000	5,256
		15,366
		20,508

Colorado - 1.3%
Revenue Bonds - 1.3%
Colorado Health Facilities Authority, Covenant Retirement Communities
4.500%, 12/01/2009	500	502
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2010	435	445
Colorado State Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	1,000	1,019
		1,966

Florida - 14.3%
Revenue Bonds - 14.3%
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2010	4,000	4,140
5.250%, 07/01/2012	4,000	4,266
Florida State Department of Environmental Protection Preservation, Florida Forever, Series B (MBIA)
5.000%, 07/01/2011	10,000	10,505
South Miami Health Facilities, Baptist Health South Florida Group
5.000%, 08/15/2012	2,000	2,095
Tallahassee Energy Systems
5.000%, 10/01/2012	1,000	1,063
		22,069

Illinois - 5.5%
Revenue Bonds - 4.8%
Illinois Development Finance Authority, People's Gas, Light & Coke, Series B, Mandatory Put 02/01/2008 @ 100 (AMBAC)
3.050%, 02/01/2033	3,000	2,992
Illinois Educational Facilities Authority, Art Institute of Chicago, Pre-refunded 03/01/2008 @ 100
3.100%, 03/01/2034 (a)	565	564
Illinois Educational Facilities Authority, Art Institute of Chicago, Unrefunded, Mandatory Put 03/01/2008 @ 100
3.100%, 03/01/2034	1,435	1,429
Illinois Finance Authority, Clare at Watertower Project, Series A
5.100%, 05/15/2011	1,000	991
Illinois Finance Authority, DePaul University, Series A
5.000%, 10/01/2007	1,000	1,000
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.000%, 05/15/2011	500	497
		7,473
General Obligation - 0.7%
Lake County School District #112, Highland Park
9.000%, 12/01/2007	1,000	1,009
		8,482

Indiana - 0.7%
Revenue Bond - 0.7%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2012	990	1,012

Iowa - 1.8%
Revenue Bonds - 1.8%
Iowa Finance Authority Health Facilities, Care Initiatives Project, Series A
5.000%, 07/01/2009	1,000	1,010
Iowa Higher Education, Series A
4.910%, 05/20/2008	1,750	1,763
		2,773

Kansas - 0.9%
Revenue Bond - 0.9%
Augusta Electric Generating & Distribution System, Escrowed to Maturity
6.700%, 11/15/2007 (b)	1,440	1,442

Kentucky - 0.1%
Revenue Bond - 0.1%
Owensboro Electric, Light & Power, Escrowed to Maturity
6.850%, 01/01/2008 (b)	160	161

Louisiana - 1.4%
Revenue Bond - 1.4%
Tangipahoa Parish Hospital District #1, North Oaks Medical Center Project
5.000%, 02/01/2011	2,035	2,098

Michigan - 0.1%
Revenue Bond - 0.1%
Michigan State Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity
7.125%, 05/01/2009 (b)	170	175

Minnesota - 2.5%
Revenue Bonds - 2.5%
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	1,966
Minnesota Municipal Power Agency
4.500%, 10/01/2010	1,000	1,027
Monticello, Big Lake Community Hospital District, Series C
4.250%, 12/01/2007	440	440
Northwestern Mutual Life Insurance Company Tax-Exempt Mortgage Trust #1 (LOC: Credit Suisse First Boston)
7.605%, 02/01/2009 (c)	10	10
St. Paul Port Authority Lease Revenue, HealthEast Midway Campus (MLO)
5.000%, 05/01/2010	480	480
		3,923

Mississippi - 1.6%
General Obligation - 1.6%
Mississippi State, Escrowed to Maturity
6.200%, 02/01/2008 (b)	2,375	2,392

Missouri - 3.4%
Revenue Bond - 1.6%
Illinois Missouri Bi-state Development Agency, Metropolitan District, Mandatory Put 10/01/2009 @ 100 (LOC: JP Morgan Chase Bank)
3.950%, 10/01/2035	2,500	2,519

General Obligations - 1.8%
Blue Springs Neighborhood Improvements, Series A
4.125%, 03/01/2009	1,500	1,501
Osage Beach Tax Increment, Prewitt's Point Project
4.625%, 05/01/2011	1,290	1,275
		2,776
		5,295

Nebraska - 1.7%
Revenue Bonds - 1.7%
Douglas County Hospital Authority #002, Nebraska Medical Center (GTY)
5.000%, 11/15/2008	1,000	1,013
Nebraska Public Power District, Series B (FSA)
5.000%, 01/01/2012 (d)	1,500	1,583
		2,596

New Jersey - 1.8%
Revenue Bonds - 1.8%
New Jersey Healthcare Facilities Financing Authority, Capital Health Systems, Series A
5.000%, 07/01/2008	1,585	1,596
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (b)	1,175	1,192
		2,788

New York - 2.3%
General Obligation - 2.3%
New York, Series A
5.000%, 08/01/2011	3,435	3,602

North Carolina - 1.9%
Revenue Bonds - 1.9%
North Carolina Medical Care Commission, Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.000%, 10/01/2007	410	410
5.000%, 10/01/2008	1,530	1,532
North Carolina Medical Care Commission, Health Care Facilities, Series A
2.500%, 11/01/2007	1,000	999
		2,941

Ohio - 4.0%
Revenue Bonds - 4.0%
American Munincipal Power, Series A (GTY)
5.000%, 02/01/2009	1,250	1,266
Allen County Economic Development, Young Men's Christian Association, Mandatory Put 04/14/2008 @ 100
3.000%, 04/15/2018 (c)	5,000	4,980
		6,246

Oklahoma - 0.7%
Revenue Bond - 0.7%
Ponca City Utility Authority, Escrowed to Maturity
6.000%, 07/01/2008 (b)	1,110	1,131

Oregon - 10.3%
Revenue Bond - 10.3%
Oregon State Department of Administrative Services (FSA)
5.000%, 09/01/2011	15,000	15,807

Pennsylvania - 0.4%
Revenue Bond - 0.4%
Ringgold School District Authority, Escrowed to Maturity
6.700%, 01/15/2008 (b)	625	630

Puerto Rico - 2.8%
General Obligation - 2.8%
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/2008 @ 100
5.000%, 07/01/2018	4,250	4,290

South Carolina - 1.7%
Revenue Bonds - 1.7%
Georgetown County Pollution Control, International Paper Company Project, Series A
5.125%, 02/01/2012	1,500	1,540
Richland County, Series A
4.600%, 09/01/2012	1,000	1,009
		2,549

South Dakota - 9.2%
Revenue Bonds - 9.2%
Sioux Falls Health Facilities, Dow Rummel Village Project, Series B, Mandatory Put & Pre-refunded 11/15/2007 @ 100
4.750%, 11/15/2033 (a)	1,675	1,677
South Dakota State Health & Educational Facilities Authority, Avera Health (AMBAC)
4.000%, 07/01/2031	12,500	12,533
		14,210

Tennessee - 1.0%
Revenue Bond - 1.0%
Clarksville Natural Gas Acquisition Corporation
5.000%, 12/15/2008	1,500	1,520

Texas - 4.9%
Revenue Bonds - 3.5%
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Pre-refunded 02/15/2009 @ 100
4.900%, 02/15/2010 (a)	1,020	1,037
Lower Colorado River Authority (AMBAC)
5.000%, 05/15/2012	2,685	2,843
Richardson Hospital Authority
5.000%, 12/01/2007	1,230	1,232
Southeast Hospital Financing Agency, Memorial Hospital System Project, Escrowed to Maturity
8.500%, 12/01/2008 (b)	365	375
		5,487
General Obligation - 1.4%
Texas State Water Financial Assistance, Series A
5.000%, 08/01/2012	2,000	2,123
		7,610

Wisconsin - 4.5%
Revenue Bond - 1.3%
Wisconsin State Health & Educational Facilities Authority, Froedtert & Community Health, Series A
5.000%, 04/01/2010	1,940	1,990

General Obligation - 3.2%
Milwaukee
5.000%, 02/15/2012	4,655	4,919
		6,909

Total Municipal Bonds
(Cost $151,411)		151,826

Short-Term Investment - 1.8%	SHARES
First American Tax Free Obligations Fund, Class Z (e)
(Cost $2,777)	2,776,810	2,777
Total Investments - 100.3%
(Cost $154,188)		154,603
Other Assets and Liabilities, Net - (0.3)%		(415)
Total Net Assets - 100.0%		$154,188

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.
(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2007.
(d)	Security purchased on a when-issued basis. On September 30, 2007, the total cost of investments purchased on a when-issued basis was $1,584 or 1.0% of total net assets.
(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2007, the aggregate market value of securities subject to the AMT was $1,966, which represents 1.3% of total net assets.
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GTY -	Assured Guaranty
LOC -	Letter of Credit
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
PUFG -	Permanent University Fund Guarantee

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Tax Free Fund

DESCRIPTION	PAR	VALUE +
Municipal Bonds - 98.5%
Alabama - 1.2%
Revenue Bonds - 1.2%
Camden Industrial Development Board, Weyerhauser Company, Series A
6.125%, 12/01/2024	$1,000	$1,070
Camden Industrial Development Board, Weyerhauser Company, Series B (AMT)
6.375%, 12/01/2024	350	375
Jefferson County Sewer Capital Improvements, Pre-refunded 08/01/2012 @ 100 (FGIC)
5.000%, 02/01/2041 (a)	5,000	5,313
		6,758
Alaska - 1.3%
Revenue Bonds - 0.9%
Alaska Energy Authority, Bradley Lake, Third Series (FSA)
6.000%, 07/01/2010	1,000	1,062
6.000%, 07/01/2011	4,040	4,369
		5,431
General Obligation - 0.4%
Anchorage, Series B, Pre-refunded 07/01/2012 @ 100 (MBIA)
5.000%, 07/01/2022 (a)	2,000	2,123
		7,554
Arizona - 3.5%
Revenue Bonds - 1.8%
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 (a)	3,000	3,268
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.250%, 07/01/2032	3,500	3,572
Maricopa County Industrial Development Authority, Senior Living Healthcare Revenue, Immanuel Care, Series A (GNMA)
4.850%, 08/20/2026	1,760	1,769
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,314
		9,923
General Obligations - 1.7%
Gila County Unified School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
1.000%, 07/01/2022	6,630	6,629
Phoenix, Series B
5.000%, 07/01/2016	3,000	3,273
		9,902
		19,825
Arkansas - 0.2%
Revenue Bond - 0.2%
Washington County Arkansas Hospital, Regional Medical Center, Series B
5.000%, 02/01/2030	1,000	976

California - 8.1%
Revenue Bonds - 2.7%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AMT) (AGTY)
5.000%, 07/01/2027	2,500	2,392
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series C (AMT)
5.125%, 11/01/2023	5,000	4,949
California State Department of Water, Series A, Pre-refunded 05/01/2012 @ 101
5.375%, 05/01/2022 (a)	4,500	4,897
Chula Vista Industrial Development, San Diego Gas & Electric, Series A (AMT)
4.900%, 03/01/2023	2,500	2,494
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.000%, 12/01/2022	1,000	1,012
		15,744
General Obligations - 5.4%
California State
5.000%, 02/01/2021	5,500	5,724
4.750%, 04/01/2022	500	503
5.000%, 08/01/2022	5,000	5,227
4.500%, 08/01/2026	10,000	9,781
4.500%, 03/01/2030	10,000	9,564
		30,799
		46,543
Colorado - 3.3%
Revenue Bonds - 3.1%
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	1,590	1,695
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 (a)	1,500	1,710
Colorado State Health Facilities Authority, Convenant Retirement Communities, Series B
6.125%, 12/01/2033	1,150	1,203
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities
5.900%, 10/01/2027	2,500	2,607
5.000%, 06/01/2029	2,000	1,963
Colorado State Health Facilities Authority, Parkview Medical Center
6.500%, 09/01/2020	1,000	1,080
Colorado State Health Facilities Authority, Vail Valley Medical Center
5.800%, 01/15/2027	1,500	1,536
La Junta Hospital, Arkansas Valley Medical Center Project
6.000%, 04/01/2019	1,000	1,027
Montrose Memorial Hospital
6.000%, 12/01/2028	1,000	1,042
6.000%, 12/01/2033	1,000	1,035
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC)
4.427%, 06/15/2029 (b)	10,000	2,844
		17,742
General Obligation - 0.2%
Antelope Water Systems General Improvement District
5.125%, 12/01/2035	1,000	977
		18,719
Delaware - 0.9%
General Obligation - 0.9%
Delaware State, Series A
5.000%, 05/01/2010	5,000	5,188

Florida - 2.7%
Revenue Bonds - 2.3%
Capital Trust Agency, Fort Lauderdale Project (AMT)
5.750%, 01/01/2032	1,000	1,010
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2010	5,000	5,175
Palm Beach County Health Facilities Authority Retirement Community, Acts Retirement Life, Series A
4.500%, 11/15/2036	8,000	6,803
		12,988
Certificate of Participation - 0.4%
Palm Beach County School Board (FGIC)
5.000%, 08/01/2018	2,415	2,580
		15,568
Georgia - 2.2%
Revenue Bonds - 2.2%
Fulton County Development Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	2,280
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
6.125%, 02/15/2026	1,500	1,540
6.125%, 02/15/2034	2,500	2,522
Gainesville & Hall County Hospital Authority, Northeast Georgia Health Systems Project, Pre-refunded 05/15/2011 @ 100
5.500%, 05/15/2031 (a)	5,000	5,306
Georgia Municipal Electric Authority Power, Series BB (MBIA)
5.250%, 01/01/2025	1,000	1,108
		12,756
Idaho - 0.3%
Certificates of Participation - 0.3%
Madison County Hospital
5.250%, 09/01/2026	1,000	993
5.250%, 09/01/2030	1,000	972
		1,965
Illinois - 6.6%
Revenue Bonds - 4.0%
Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC)
7.500%, 08/01/2010 (c)	755	804
Illinois Financial Authority, Clare At Water Tower Project, Series A
6.000%, 05/15/2025	2,350	2,391
Illinois Financial Authority, Friendship Village Schaumburg, Series A
5.375%, 02/15/2025	1,700	1,609
Illinois Financial Authority, Landing at Plymouth Place Project, Series A
6.000%, 05/15/2037	2,300	2,308
Illinois Financial Authority, Luther Oaks Project, Series A
6.000%, 08/15/2039	2,000	2,005
Illinois Health Facilities Authority, Covenant Retirement Communities
5.875%, 12/01/2031	4,500	4,636
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
5.500%, 12/01/2022	4,000	4,116
Illinois Health Facilities Authority, Lutheran Senior Ministries, Series A, Pre-refunded 08/15/2011 @ 101
7.375%, 08/15/2031 (a)	3,000	3,428
Illinois State Toll Highway Authority, Series A
6.300%, 01/01/2012	1,000	1,102
Northern Illinois University, Auxiliary Facilities Systems (FGIC)
5.700%, 04/01/2016	120	120
		22,519
General Obligations - 2.6%
Cook County, Series A (MBIA)
6.250%, 11/15/2012	9,090	10,195
Cook County Community School District #97, Oak Park, Series B (FGIC)
9.000%, 12/01/2011	2,235	2,693
St. Clair County (FGIC)
6.000%, 10/01/2011	2,020	2,150
		15,038
		37,557
Indiana - 1.9%
Revenue Bonds - 1.9%
Indiana Health & Educational Facilities Hospital Financing Authority, Clarian Health Obligation Group, Series A
5.000%, 02/15/2039	700	684
Indiana State Municipal Power Agency, Power Supply, Series B (MBIA)
6.000%, 01/01/2011	1,000	1,072
6.000%, 01/01/2012	1,000	1,091
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	3,185	3,473
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AMT) (AGTY)
5.100%, 01/15/2017	3,000	3,067
Portage Economic Development, Ameriplex Project
5.000%, 07/15/2023	1,000	988
5.000%, 01/15/2027	775	752
		11,127
Iowa - 2.4%
Revenue Bonds - 2.4%
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	1,570	1,554
Iowa Higher Education Loan Authority, Central College Project (RAAI)
5.500%, 10/01/2031	1,500	1,521
Iowa Higher Education Loan Authority, Private College Facility - Simpson College
5.100%, 12/01/2035	2,000	1,875
Iowa Higher Education Loan Authority, Wartburg College, Series A
5.100%, 10/01/2025	1,635	1,600
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	650	632
Muscatine Electric, Escrowed to Maturitiy
6.700%, 01/01/2013 (c)	740	793
Washington County, Hospital Revenue
5.500%, 07/01/2032	1,250	1,206
Xenia Rural Water District (CIFG)
4.625%, 12/01/2036	4,550	4,474
		13,655
Kansas - 0.4%
Revenue Bond - 0.4%
Olathe Senior Living Facility, Catholic Care Campus, Series A
6.000%, 11/15/2038	2,000	2,011

Louisiana - 1.1%
Revenue Bonds - 1.1%
Jefferson Parish, Drain Sales Tax (AMBAC)
5.000%, 11/01/2011	1,000	1,050
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity (FGIC) (FHA) (VA)
7.100%, 08/01/2011 (c)	1,000	1,107
Louisiana Public Facilities Authority, Tulane University of Louisiana, Series A-1, Pre-refunded 11/15/2007 @ 102 (MBIA)
5.100%, 11/15/2014 (a)	1,500	1,533
Rapides Financial Authority, Cleco Power LLC Project (AMBAC) (AMT)
4.700%, 11/01/2036	3,000	2,815
		6,505
Massachusetts - 0.6%
Revenue Bonds - 0.6%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT)
6.500%, 09/01/2035	2,470	2,509
Massachusetts State Health & Educational Facilities Authority, U Mass Memorial Issue, Series D
5.000%, 07/01/2033	1,000	965
		3,474
Michigan - 0.3%
Revenue Bond - 0.3%
Kent Hospital Financial Authority, Metropolitan Hospital Project, Series A
5.250%, 07/01/2030	2,000	1,987

Minnesota - 8.2%
Revenue Bonds - 7.3%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	4,000	3,815
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.700%, 07/01/2042	2,795	2,669
Cuyuna Range Hospital District
5.200%, 06/01/2025	1,000	930
5.000%, 06/01/2029	1,500	1,367
Duluth Economic Development Authority, Benedictine Health System
5.250%, 02/15/2033	3,500	3,541
Maple Grove Health Care System, Maple Grove Hospital
4.625%, 05/01/2033	2,000	1,838
Minneapolis Healthcare System, Fairview Health Services, Series A, Pre-refunded 05/15/2012 @ 101
5.625%, 05/15/2032 (a)	7,000	7,655
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A
6.375%, 11/15/2029	95	100
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	2,905	3,171
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	2,995	3,076
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	1,000	990
Southern Minnesota Municipal Power Agency, Capital Appreciation, Series A, Zero Coupon Bond (MBIA)
4.612%, 01/01/2024 (b)	2,245	1,070
St. Paul Housing & Redevelopment Authority, Health Care Facilities, Healthpartners Obligated Group Project
5.250%, 05/15/2026	1,500	1,510
5.250%, 05/15/2036	3,900	3,849
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
5.250%, 11/15/2014	990	1,024
St. Paul Sales Tax, Series B (XLCA)
5.650%, 11/01/2017 (d)	2,290	2,295
Stillwater Health Care, Health System Obligation Group
5.000%, 06/01/2035	3,000	2,934
		41,834
General Obligations - 0.9%
Rochester, Waste Water, Series A
4.125%, 12/01/2024	2,385	2,322
4.250%, 12/01/2026	2,610	2,556
		4,878
		46,712
Missouri - 3.7%
Revenue Bonds - 3.7%
Bi-State Development Agency, Missouri Illinois Metropolitan District, St. Clair County Metrolink Project (FSA)
5.250%, 07/01/2027	3,185	3,460
Missouri Joint Municipal Electric Utility Commission Power Project, Series A (AMBAC)
5.000%, 01/01/2042	9,000	9,221
St. Louis Industrial Development Authority, Sewer and Solid Waste Disposal Facilities, Anheuser-Busch Project (AMT)
4.875%, 03/01/2032	8,000	7,685
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	1,004
		21,370
Montana - 1.1%
Revenue Bonds - 1.1%
Forsyth Pollution Control, Northwestern Corporation (AMBAC)
4.650%, 08/01/2023	3,500	3,506
Montana Facilities Financial Authority, Senior Living St. John's Lutheran, Series A
6.125%, 05/15/2036	2,500	2,553
		6,059
Nebraska - 3.5%
Revenue Bonds - 3.5%
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project
4.750%, 09/01/2024	2,750	2,753
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
5.000%, 06/01/2021	2,740	2,811
Nebraska Educational Finance Authority, Concordia University Project
5.250%, 12/15/2015	500	505
5.350%, 12/15/2018	540	545
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	1,700	1,811
4.850%, 04/01/2035	12,500	11,811
		20,236
Nevada - 2.8%
Revenue Bonds - 2.8%
Carson City, Carson-Tahoe Hospital Project
5.750%, 09/01/2031	5,000	5,118
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	4,070
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (FGIC) (AMT)
4.750%, 09/01/2036	4,000	3,807
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B
6.000%, 11/15/2023	750	744
6.750%, 11/15/2023	2,300	2,282
		16,021
New Hampshire - 0.4%
Revenue Bonds - 0.4%
New Hampshire Health & Educational Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,296
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.875%, 07/01/2034	800	812
		2,108
New Jersey - 1.5%
Revenue Bond - 0.6%
Camden County, Municipal Utilities Authority Sewer Revenue Refunding, Series C (FGIC)
5.100%, 07/15/2012	3,500	3,575

General Obligation - 0.9%
Essex County, Series A (FSA)
5.000%, 06/01/2010	5,000	5,196
		8,771
New York - 0.7%
General Obligation - 0.7%
New York, Series C, Pre-refunded 03/15/2012 @ 100
5.250%, 03/15/2032 (a)	3,590	3,843

North Carolina - 4.7%
Revenue Bonds - 1.1%
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.200%, 10/01/2021	1,500	1,458
North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield, Series A
6.000%, 10/01/2023	4,700	4,811
		6,269
General Obligations - 3.6%
North Carolina State, Series E
5.000%, 02/01/2010	10,000	10,341
Wake County Public Improvements
5.000%, 03/01/2011	10,000	10,483
		20,824
		27,093
North Dakota - 0.4%
Revenue Bond - 0.4%
North Dakota State Board of Higher Education, Bismarck State College
5.350%, 05/01/2030	2,500	2,439

Ohio - 2.0%
Revenue Bonds - 2.0%
American Municipal Power Ohio, Prepayment, Series A (GTY AGMT)
5.000%, 02/01/2010	5,000	5,137
Cincinnati Water System, Pre-refunded 06/01/2011 @ 100
5.000%, 12/01/2020 (a)	125	131
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	1,009
Ohio State Higher Educational Facility, Baldwin-Wallace College Project
5.125%, 12/01/2017	1,490	1,558
5.250%, 12/01/2019	1,540	1,612
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	2,000	2,063
		11,510
Oklahoma - 0.6%
Revenue Bonds - 0.6%
Norman Regional Hospital Authority
5.375%, 09/01/2029	1,000	1,010
5.375%, 09/01/2036	2,325	2,335
		3,345
Oregon - 3.7%
Revenue Bonds - 3.7%
Gilliam County Solid Waste Disposal, Waste Management Project (AMT)
5.250%, 07/01/2029	1,500	1,462
Oregon State Department of Administrative Services (FSA)
5.000%, 09/01/2011	12,500	13,172
Washington County Unified Sewer Agency, Series 1 (FGIC)
5.750%, 10/01/2010	6,110	6,496
		21,130
Pennsylvania - 1.9%
Revenue Bonds - 0.4%
Erie County Industrial Development Authority, International Paper Company Project, Series A (AMT)
5.000%, 11/01/2018	1,350	1,332
Westmoreland County Industrial Development Authority, Redstone Retirement Community, Series A
5.750%, 01/01/2026	1,200	1,187
		2,519
General Obligations - 1.5%
Montgomery County, Series C
4.250%, 12/15/2031	3,500	3,249
Pennsylvania State (AMBAC)
5.125%, 09/15/2011	5,000	5,056
		8,305
		10,824
Puerto Rico - 4.6%
Revenue Bond - 2.3%
Puerto Rico Electric Power Authority, Series VV (MBIA)
5.250%, 07/01/2029	11,785	13,055

General Obligations - 2.3%
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2027 (d)	10,000	10,177
5.000%, 07/01/2028 (d)	3,000	3,051
Puerto Rico Public Improvements (MBIA)
5.750%, 07/01/2026	500	529
		13,757
		26,812
South Carolina - 1.9%
Revenue Bonds - 1.9%
Georgetown County Environmental Improvement, International Paper, Series A (AMT)
5.550%, 12/01/2029	700	701
Lexington County Health Services District, Lexington Medical Center, Pre-refunded 11/01/2013 @ 100
5.500%, 11/01/2023 (a)	2,000	2,192
Lexington School District #2, Brookland-Cayce School District Project B (CIFG) (MLO)
4.750%, 12/01/2031	3,000	3,013
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.125%, 08/01/2023	1,250	1,324
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 (a)	1,250	1,422
South Carolina State Public Service Authority, Santee Cooper, Series A (MBIA)
5.000%, 01/01/2030	2,000	2,077
		10,729
South Dakota - 1.5%
Revenue Bonds - 1.2%
Sioux Falls, Dow Rummel Village Project, Series A, Pre-refunded 11/15/2012 @ 100
6.625%, 11/15/2023 (a)	2,200	2,502
South Dakota Economic Development Finance Authority, DTS Project, Series A (AMT)
5.500%, 04/01/2019	1,055	1,080
South Dakota Economic Development Finance Authority, Pooled Loan Project - Davis Family, Series 4-A (AMT)
6.000%, 04/01/2029	1,400	1,419
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	645	650
5.000%, 09/01/2031	1,250	1,240
		6,891
Certificate of Participation - 0.3%
Deadwood (ACA) (MLO)
5.000%, 11/01/2020	1,500	1,519
		8,410
Tennessee - 2.8%
Revenue Bonds - 2.8%
Johnson City Health & Educational Facilities Authority, Mountain States Health, Series A
7.500%, 07/01/2033	2,500	2,846
Memphis-Shelby County Sports Authority, Memphis Arena Project, Series D (MBIA)
5.000%, 11/01/2019	3,255	3,510
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 (a)	3,000	3,392
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.250%, 09/01/2032 (a)	5,500	6,141
		15,889
Texas - 10.0%
Revenue Bonds - 8.3%
Abilene Health Facilities Development, Sears Methodist Retirement Project
5.875%, 11/15/2018	500	508
6.000%, 11/15/2029	2,000	2,010
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A
5.875%, 11/15/2018	2,500	2,535
7.000%, 11/15/2033	4,000	4,331
Bexar County Housing Finance Authority, American Opportunity Housing, Colinas LLC Project, Series A (MBIA)
5.800%, 01/01/2031	2,000	2,084
Brazos River Authority PCR-Texas Ultility Company (AMT)
7.700%, 04/01/2033	2,500	2,723
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	2,500	2,591
Crawford Education Facilities, University of St. Thomas Project
5.250%, 10/01/2022	1,300	1,322
5.375%, 10/01/2027	1,750	1,770
Dallas Waterworks & Sewer Systems (AMBAC)
4.375%, 10/01/2032	10,000	9,515
Red River Authority Sewer & Solidwaste Disposal, Excel Corporation Project (AMT)
6.100%, 02/01/2022	3,775	3,918
Sabine River Authority Pollution Control, TXU Electric Company Project, Series B (AMT)
5.750%, 05/01/2030	5,000	4,979
San Antonio Electric & Gas
5.250%, 02/01/2010	5,000	5,188
Tarrant County Cultural Education Retirement Facilities, Northwest Senior Housing Edgemere Project, Series A
6.000%, 11/15/2026	1,600	1,633
Travis County Health Facilities, Querencia Barton Creek Project
5.500%, 11/15/2025	1,300	1,258
5.650%, 11/15/2035	1,100	1,066
		47,431
General Obligations - 1.7%
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/2010 @ 100 (PSFG)
5.500%, 02/15/2018 (a)	5,000	5,224
Fort Bend Independent School District, Escrowed to Maturity (PSFG)
5.000%, 02/15/2014 (c)	500	538
Williamson County Road (AMBAC)
5.000%, 02/15/2027	4,000	4,145
		9,907
		57,338
Utah - 0.2%
Revenue Bonds - 0.2%
Intermountain Power Agency, Utah Power Supply, Series A, (AMBAC)
6.500%, 07/01/2011	365	402
Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC)
6.500%, 07/01/2011 (c)	635	700
		1,102
Vermont - 0.2%
Revenue Bond - 0.2%
Vermont Economic Developement Authority, Wake Robin Corporation Project, Series A
5.250%, 05/01/2026	1,000	947

Virginia - 2.0%
Revenue Bond - 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments (AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,057

General Obligation - 1.8%
Fairfax County Public Improvement, Series A (STAID)
5.000%, 04/01/2010	10,000	10,364
		11,421
Washington - 0.3%
Revenue Bonds - 0.3%
Snohomish County Public Utilities District #1, Escrowed to Maturity
6.750%, 01/01/2012 (c)	1,000	1,062
Washington State Public Power Supply System, Nuclear Project #3, Series B
7.125%, 07/01/2016	600	740
		1,802
Wisconsin - 2.1%
Revenue Bonds - 2.1%
Amery, Apple River Hospital Project, Pre-refunded 06/01/2008 @ 100
5.700%, 06/01/2013 (a)	1,440	1,461
Wisconsin State Health & Educational Facilities Authority, Attic Angel Obligation Group, Pre-refunded 11/17/2008 @ 102
5.750%, 11/15/2027 (a)	1,000	1,042
Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A
6.750%, 08/15/2034	1,000	1,068
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project
6.000%, 12/01/2024	1,000	1,003
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.000%, 02/15/2025	3,500	3,625
Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A
7.000%, 12/01/2031	2,000	2,053
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A
6.250%, 04/01/2034	2,000	2,028
		12,280
Wyoming - 0.7%
Revenue Bonds - 0.7%
Teton County Hospital District, St. John's Medical Center
6.750%, 12/01/2022	2,100	2,206
6.750%, 12/01/2027	1,500	1,572
		3,778
Total Municipal Bonds
(Cost $554,211)		564,137

Short-Term Investments - 2.0%	SHARES
Money Market Fund - 2.0%
First American Tax Free Obligations Fund, Class Z (e)	11,213,684	11,214
U.S. Treasury Obligation - 0.0%
U.S. Treasury Bill	PAR
3.930%, 03/13/2008 (f)	$220	216
Total Short-Term Investments
(Cost $11,430)		11,430

Total Investments - 100.5%
(Cost $565,641)		575,567
Other Assets and Liabilities, Net - (0.5)%		(3,029)
Total Net Assets - 100.0%		$572,538

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.
(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2007.
(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.
(d)	Security purchased on a when-issued basis. On September 30, 2007, the total cost of investment purchased on a when-issued basis was $15,527 or 2.7% of total net assets.
(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(f)	Yield shown is the effective yield as of September 30, 2007.

ACA -	American Capital Access
AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2007, the aggregate market value of securities subject to the AMT was $76,048, which represents 13.3% of total net assets.
CIFG -	CDC IXIS Financial Guaranty
FGIC -	Financial Guaranty Insurance Corporation
FHA -	Federal Housing Authority
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
GTY AGMT -	Guaranty Agreement - Goldman Sachs
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
PSFG -	Permanent School Fund Guarantee
RAAI -	Radian Asset Assurance Inc.
STAID -	State Aid Witholding
VA -	Veterans Administration
XLCA -	XL Capital Assurance

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund

DESCRIPTION	PAR	VALUE +

U.S. Government Agency Mortgage-Backed Securities - 35.0%
Adjustable Rate (a) - 5.0%
Federal Home Loan Mortgage Corporation Pool
6.620%, 05/01/2025, #846757	$266	$270
6.422%, 04/01/2029, #847190 (b)	1,715	1,753
6.681%, 03/01/2030, #847180 (b)	2,278	2,312
6.570%, 07/01/2030, #847240 (b)	2,560	2,582
6.380%, 06/01/2031, #846984	945	953
5.778%, 07/01/2036, #1K1238 (b)	11,597	11,667
5.630%, 05/01/2037, #1H1396 (b)	16,036	16,099
Federal National Mortgage Association Pool
6.675%, 08/01/2030, #555843 (b)	6,351	6,471
6.716%, 03/01/2031, #545359	616	620
7.140%, 09/01/2033, #725553	2,274	2,319
5.267%, 11/01/2034, #735054 (b)	11,133	11,046
5.642%, 08/01/2037, #888612 (b)	16,984	17,103
5.856%, 09/01/2037, #946441 (b)	9,649	9,736
		82,931

Fixed Rate - 30.0%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, #M90808 (b)	5,547	5,488
4.000%, 10/01/2010, #M80855 (b)	9,876	9,608
4.500%, 03/01/2018, #P10023	2,658	2,608
4.500%, 05/01/2018, #P10032 (b)	5,185	5,086
5.000%, 05/01/2018, #E96700 (b)	9,484	9,323
5.500%, 07/01/2022, #G12710 (b)	12,432	12,395
6.500%, 01/01/2028, #G00876	1,112	1,140
6.500%, 11/01/2028, #C00676	2,228	2,288
6.500%, 12/01/2028, #C00689	1,587	1,630
6.500%, 04/01/2029, #C00742	930	955
6.500%, 07/01/2031, #A17212 (b)	4,698	4,815
6.000%, 11/01/2033, #A15521 (b)	3,476	3,492
7.000%, 08/01/2037, #H09059 (c)	11,368	11,651
5.995%, 09/01/2037, #1G2163 (b)	10,475	10,605
7.000%, 09/01/2037, #H01292 (c)	5,074	5,202
Federal National Mortgage Association Pool
7.750%, 06/01/2008, #001464	1	1
3.790%, 07/01/2013, #386314 (b)	24,361	22,707
5.500%, 02/01/2014, #440780	1,992	1,995
7.000%, 02/01/2015, #535206	514	532
7.000%, 08/01/2016, #591038	715	739
5.500%, 12/01/2017, #673010 (b)	4,057	4,060
5.000%, 06/01/2018, #555545 (b)	6,460	6,350
5.000%, 11/01/2018, #750989 (b)	15,292	15,031
4.500%, 01/01/2019, #755666 (b)	3,859	3,725
5.000%, 11/01/2019, #725934	3,150	3,093
5.500%, 01/01/2020, #735386 (b)	7,176	7,175
5.500%, 06/01/2020, #735792 (b)	6,107	6,106
5.000%, 02/01/2021, #745279 (b)	21,476	21,056
5.000%, 02/01/2022, #912554 (b)	9,785	9,591
5.500%, 08/01/2022, #949331 (b)	9,979	9,955
6.000%, 10/01/2022, #254513	4,060	4,100
5.500%, 01/01/2025, #255575 (b)	9,288	9,184
5.500%, 02/01/2025, #255628 (b)	13,245	13,097
5.500%, 10/01/2025, #255956 (b)	16,862	16,659
7.000%, 04/01/2026, #340798	420	437
7.000%, 05/01/2026, #250551	432	450
6.500%, 02/01/2029, #252255	1,852	1,903
6.500%, 12/01/2031, #254169 (b)	4,573	4,647
6.000%, 04/01/2032, #745101 (b)	10,799	10,978
7.000%, 07/01/2032, #254379 (b)	2,600	2,705
7.000%, 07/01/2032, #545813	1,080	1,125
7.000%, 07/01/2032, #545815	697	726
6.000%, 09/01/2032, #254447	4,667	4,694
6.000%, 03/01/2033, #688330 (b)	7,131	7,173
5.500%, 04/01/2033, #694605 (b)	9,227	9,063
6.500%, 05/01/2033, #555798 (b)	5,923	6,071
5.500%, 06/01/2033, #843435 (b)	6,731	6,614
5.500%, 07/01/2033, #709446 (b)	11,085	10,889
5.500%, 07/01/2033, #728667 (b)	3,938	3,868
5.500%, 08/01/2033, #733380 (b)	10,470	10,284
5.000%, 10/01/2033, #741897 (b)	11,709	11,209
5.500%, 10/01/2033, #555800 (b)	15,727	15,448
6.000%, 11/01/2033, #772130	716	719
6.000%, 11/01/2033, #772256	1,141	1,147
5.500%, 12/01/2033, #756202 (b)	7,975	7,833
6.000%, 12/01/2033, #756200 (b)	3,343	3,360
5.000%, 03/01/2034, #725205 (b)	7,481	7,161
5.000%, 03/01/2034, #725248 (b)	3,707	3,549
5.000%, 03/01/2034, #725250 (b)	6,743	6,455
5.500%, 04/01/2034, #725424 (b)	9,596	9,426
5.500%, 05/01/2034, #357571 (b)	12,471	12,240
5.000%, 06/01/2034, #782909 (b)	5,475	5,236
6.500%, 06/01/2034, #735273 (b)	8,958	9,174
5.500%, 08/01/2034, #745563 (b)	12,142	11,927
6.000%, 10/01/2034, #781776	1,888	1,895
5.500%, 03/01/2036, #745354	43	42
6.500%, 04/01/2036, #831377 (b)	5,978	6,088
6.500%, 04/01/2036, #852909	5,817	5,924
6.500%, 07/01/2036, #831683 (b)	8,645	8,804
6.000%, 08/01/2036, #885536 (b)	7,042	7,054
6.500%, 08/01/2036, #893318 (b)	7,373	7,509
6.000%, 09/01/2036, #900555 (b)	14,493	14,545
6.500%, 09/01/2036, #745875	8,705	8,865
6.000%, 09/01/2037, #256890 (c)	6,399	6,357
Government National Mortgage Association Pool
4.750%, 08/20/2023, #008259	2	2
7.500%, 11/15/2030, #537699 (b)	435	456
		495,494

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $585,125)		578,425

Asset-Backed Securities - 22.7%
Automotive - 2.6%
FTN Financial Auto Securitization Trust
Series 2004-A, Class A
2.550%, 06/15/2010 (d)	2,421	2,416
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	7,325	7,301
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (d)	14,690	14,588
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	18,400	18,332
		42,637

Commercial Mortgages - 12.8%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	14,830	14,522
Series 2006-2, Class A4
5.930%, 05/10/2045	4,085	4,163
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040	10,185	10,115
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (d)	9,225	9,313
Series 2004-RS1, Class A
4.018%, 03/03/2041 (d)	8,847	8,358
Series 2005-LP5, Class A2
4.630%, 05/10/2043	14,099	13,972
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	254	253
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	11,590	11,532
GMAC Commercial Mortgage Securities
Series 2004-C2, Class A1
3.896%, 08/10/2038	5,733	5,661
Series 2005-C1, Class A2
4.471%, 05/10/2043	19,200	18,960
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	14,170	13,813
GS Mortgage Securities II
Series 2006-RR2, Class A1
5.811%, 06/23/2046 (d)	14,735	13,936
Series 2006-RR3, Class A1S
5.760%, 07/18/2056 (a) (d)	17,390	16,161
J.P. Morgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4
5.345%, 12/15/2044 (a)	8,635	8,537
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	19,520	19,274
Series 2005-C7, Class A2
5.103%, 11/15/2030	12,790	12,812
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	12,505	12,890
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5
4.661%, 05/15/2044	13,390	13,014
Series 2007-C33, Class AJ
5.903%, 07/15/2017	4,945	4,902
		212,188

Credit Cards - 3.5%
American Express Issuance Trust
Series 2005-1, Class C
6.083%, 08/15/2011 (a)	4,125	4,015
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014	25,470	25,951
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%, 07/15/2020	6,350	6,400
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,485	11,667
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020	6,600	6,584
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
6.153%, 05/15/2014 (a) (d)	4,075	3,936
		58,553

Home Equity - 0.1%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027	81	81
Countrywide Asset-Backed Certificates
Series 2003-SC1, Class M2
7.755%, 09/25/2023 (a)	833	722
Saxon Asset Securities Trust
Series 2004-1, Class A
6.450%, 03/25/2035 (a)	178	174
		977

Other - 2.8%
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (d)	11,480	11,229
Series 2006-1, Class C
5.707%, 02/15/2036 (d)	8,093	8,014
Small Business Administration
Series 2005-P10B, Class 1
4.940%, 08/10/2015	9,856	9,718
Series 2006-P10B, Class 1
5.681%, 08/10/2016	16,820	16,828
		45,789

Utilities - 0.9%
Centerpoint Energy Transition
Series 2005-A, Class A5
5.302%, 08/01/2020	3,200	3,051
PG & E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	11,705	11,769
		14,820

Total Asset-Backed Securities
(Cost $377,915)		374,964

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 19.5%
Adjustable Rate (a) - 7.0%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	10,111	10,022
Countrywide Home Loans
Series 2004-2, Class 2A1
5.273%, 02/25/2034	3,317	3,297
Series 2006-HYB5, Class 3A1A
5.982%, 09/20/2036	14,543	14,670
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.735%, 12/19/2033	11,175	10,937
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
5.723%, 07/19/2047	12,748	12,387
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.356%, 03/25/2035	2,263	2,265
J.P. Morgan Mortgage Trust
Series 2005-A1, Class 3A2
5.318%, 02/25/2035	6,358	6,277
Series 2006-A7, Class 3A4
5.945%, 01/25/2037	1,785	1,781
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.877%, 08/25/2036	12,131	12,132
Sequoia Mortgage Trust
Series 2004-4, Class X1
0.765%, 05/20/2034 (e)	48,179	28
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	604	606
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.952%, 10/20/2035	7,806	7,816
Washington Mutual
Series 2004-AR7, Class A6
3.941%, 07/25/2034	12,035	11,754
Series 2007-HY2, Class 3A2
5.942%, 09/25/2036	2,249	2,250
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.870%, 02/25/2033	3,885	3,865
Series 2004-N, Class A3
4.133%, 08/25/2034	4,165	4,140
Series 2006-AR1, Class 2A2
5.553%, 03/25/2036	11,754	11,692
		115,919

Fixed Rate - 12.5%
ABN AMRO Mortgage
Series 2003-7, Class A1
4.750%, 07/25/2018	16,633	16,355
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037 (c)	3,294	3,235
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	7,350	7,274
BCAP LLC Trust
Series 2006-RR1, Class PB
5.000%, 11/25/2036	10,925	10,621
Chase Mortgage Finance
Series 2004-S3, Class 3A1
6.000%, 03/25/2034	7,159	7,121
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	6,321	6,170
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	4,007	3,933
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	4,934	4,911
Series 2006-19CB, Class A15
6.000%, 08/25/2036	4,893	4,948
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	14,709	14,493
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	7,026	7,015
Series 2003-8, Class DB1
6.241%, 04/25/2033	5,078	5,061
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (d)	7,375	7,234
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	2,243	2,231
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	8,052	8,142
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.993%, 08/10/2045 (b)	33,885	34,462
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	6,132	6,097
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	3,181	3,227
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	7,757	7,653
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.147%, 11/25/2034	5,702	5,737
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	8,147	8,277
Series 2004-SL4, Class A3
6.500%, 07/25/2032	3,299	3,385
Washington Mutual
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	10,014	9,934
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	7,909	7,655
Series 2007-13, Class A8
6.000%, 09/25/2037	11,921	11,735
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 (f)	54	54
		206,960

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $322,861)		322,879

Corporate Bonds - 9.4%
Banking - 0.8%
First National Bank of Chicago
8.080%, 01/05/2018	1,324	1,523
J.P. Morgan Chase
5.150%, 10/01/2015 (b)	5,660	5,427
Lloyds
6.267%, 12/31/2049 (a) (d)	5,000	4,573
Wells Fargo Capital X
5.950%, 12/15/2036 (b)	2,760	2,533
		14,056

Basic Industry - 0.7%
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	3,000	2,915
Georgia-Pacific
7.125%, 01/15/2017 (d)	1,500	1,451
Southern Copper
7.500%, 07/27/2035	2,640	2,866
Teck Cominco Limited
6.125%, 10/01/2035	2,785	2,608
Vale Overseas
6.250%, 01/11/2016	2,380	2,397
		12,237

Brokerage - 1.1%
Lehman Brothers Holdings
5.750%, 01/03/2017	4,495	4,320
Merrill Lynch
6.050%, 05/16/2016	6,285	6,276
Morgan Stanley
5.375%, 10/15/2015	8,270	7,937
		18,533

Capital Goods - 0.2%
Siemens Financiering
6.125%, 08/17/2026 (d)	3,070	3,082

Communications - 0.6%
Telecom Italia Capital
4.000%, 11/15/2008	5,765	5,684
Telefonica Emisones
6.221%, 07/03/2017 (b)	2,360	2,384
Vodafone Group
6.150%, 02/27/2037 (b)	2,000	1,919
		9,987

Consumer Cyclical - 0.5%
Duty Free International
7.000%, 01/15/2004 (f) (g) (h)	2,191	438
Home Depot
5.875%, 12/16/2036	3,570	3,050
Viacom
6.875%, 04/30/2036	4,105	4,088
		7,576

Consumer Non Cyclical - 0.1%
Constellation Brands
7.250%, 05/15/2017 (d)	1,600	1,600

Electric - 1.5%
Florida Power & Light
5.650%, 02/01/2037	4,160	3,912
MidAmerican Energy Holdings
6.125%, 04/01/2036	5,185	5,033
Ohio Power, Series K
6.000%, 06/01/2016	4,100	4,119
Oncor Electric Delivery
7.000%, 05/01/2032	5,115	5,152
Pacific Gas & Electric
6.500%, 03/01/2034	4,650	4,567
Virginia Electric Power
5.950%, 09/15/2017	2,880	2,876
		25,659

Energy - 0.6%
Gazprom International
7.201%, 02/01/2020 (d)	4,686	4,809
Tengizcheveroil Finance
6.124%, 11/15/2014 (d)	4,655	4,585
		9,394

Finance - 1.1%
American General Finance
3.875%, 10/01/2009	5,545	5,432
SLM, Series MTN
5.400%, 10/25/2011	4,705	4,393
Transcapitalinvest
5.670%, 03/05/2014 (d)	8,475	8,267
		18,092

Insurance - 0.4%
Allied World Assurance
7.500%, 08/01/2016	6,415	6,726

Real Estate - 0.7%
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016	4,540	4,455
Prologis 2006 - REIT
5.750%, 04/01/2016	6,835	6,590
		11,045

Sovereign - 0.2%
United Mexican States
5.625%, 01/15/2017	3,835	3,824

Technology - 0.9%
Chartered Semiconductor
6.375%, 08/03/2015	1,715	1,702
IBM
5.700%, 09/14/2017	3,945	3,966
Jabil Circuit
5.875%, 07/15/2010	8,660	8,739
		14,407

Total Corporate Bonds
(Cost $160,288)		156,218

U.S. Government & Agency Securities - 8.8%
U.S. Agency Debentures - 1.6%
Federal National Mortgage Association
5.250%, 08/01/2012 (b)	25,350	25,867
U.S. Treasuries - 7.2%
U.S. Treasury Bond (STRIPS)
0.000%, 02/15/2023 (b) (i)	23,900	11,136
U.S. Treasury Bonds
6.250%, 08/15/2023 (b)	8,865	10,184
7.625%, 02/15/2025 (b)	6,055	7,976
5.500%, 08/15/2028 (b)	8,950	9,661
5.250%, 11/15/2028 (b)	12,000	12,578
4.500%, 02/15/2036 (b)	2,030	1,925
4.750%, 02/15/2037 (b)	2,755	2,717
U.S. Treasury Notes
4.625%, 07/31/2012	29,855	30,375
2.625%, 07/15/2017 (b) (j)	32,046	33,032
		119,584

Total U.S. Government & Agency Securities
(Cost $145,865)		145,451

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.3%
Fixed Rate - 3.2%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (b)	8,290	8,276
Series 6, Class C
9.050%, 06/15/2019	25	25
Series 1022, Class J
6.000%, 12/15/2020	37	37
Series 162, Class F
7.000%, 05/15/2021	106	106
Series 188, Class H
7.000%, 09/15/2021	259	258
Series 1790, Class A
7.000%, 04/15/2022	85	87
Series 2901, Class UB
5.000%, 03/15/2033 (b)	5,000	4,803
Federal National Mortgage Association
Series 1998-M1, Class A2
6.250%, 01/25/2008	139	139
Series 2003-3, Class BC
5.000%, 02/25/2018	14,030	13,681
Series 1988-24, Class G
7.000%, 10/25/2018	58	60
Series 1989-24, Class H
9.000%, 07/25/2019	48	52
Series 1989-90, Class E
8.700%, 12/25/2019	7	8
Series 1990-30, Class E
6.500%, 03/25/2020	30	31
Series 1990-61, Class H
7.000%, 06/25/2020	38	40
Series 1990-72, Class B
9.000%, 07/25/2020	29	31
Series 1990-102, Class J
6.500%, 08/25/2020	40	41
Series 1990-105, Class J
6.500%, 09/25/2020	386	395
Series 1991-56, Class M
6.750%, 06/25/2021	126	130
Series 1992-120, Class C
6.500%, 07/25/2022	51	53
Series 2005-44, Class PC
5.000%, 11/25/2027 (b)	13,520	13,464
Series 2005-62, Class JE
5.000%, 06/25/2035	11,238	11,143
		52,860

Z-Bonds (k) - 0.1%
Federal Home Loan Mortgage Corporation
Series 1118, Class Z
8.250%, 07/15/2021	58	58
Federal National Mortgage Association
Series 1991-134, Class Z
7.000%, 10/25/2021	273	283
Series 1996-35, Class Z
7.000%, 07/25/2026	605	628
		969

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $53,661)		53,829

Short-Term Investments - 1.8%	SHARES
Money Market Fund - 1.6%
First American Prime Obligations Fund, Class Z (l)	27,047,156	27,047

U.S. Treasury Obligation - 0.2%	PAR
U.S. Treasury Bill
4.638%, 10/04/2007 (m)	$3,515	3,514
Total Short-Term Investments
(Cost $30,561)		30,561
Investment Purchased with Proceeds from Securities Lending - 40.8%	SHARES
Mount Vernon Securities Lending Prime Portfolio (n)
(Cost $675,538)	675,537,590	675,538

Total Investments - 141.3%
(Cost $2,351,814)		2,337,865
Other Assets and Liabilities, Net - (41.3)%		(683,515)
Total Net Assets - 100.0%		$1,654,350

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held a fair valued security disclosed in footnote (g).

(a)	Variable Rate Security - The rate shown is the rate in effect at September 30, 2007.
(b)	This security or a portion of this security is out on loan at September 30, 2007. Total loaned securities had a value of $660,042 at September 30, 2007.
(c)	Security purchased on a when-issued basis. On September 30, 2007, the total cost of investments purchased on a when-issued basis was $26,388 or 1.6% of total net assets.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of September 30, 2007, the value of these investments was $123,552 or 7.5% of total net assets.

(e)
Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of September 30, 2007.

(f)	Security considered illiquid. As of September 30, 2007, the value of these investments was $492 or 0.0% of total net assets.
(g)	Security is fair valued. As of September 30, 2007, the fair value of this investment was $438 or 0.0% of total net assets. On October 31, 2007, FAF Advisors determined this security worthless.
(h)	Security is in default at September 30, 2007.
(i)	Principal Only.
(j)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k)
Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(l)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund.
(m)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of September 30, 2007.
(n)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

REIT -	Real Estate Investment Trust
STRIPS -	Separate Trading of Registered Interest and Principal Securities

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Euro Currency Futures	63	$11,256	December 2007	$253
Eurodollar 90 Day Futures	323	308,869	June 2008	306
Japanese Yen Currency Futures	55	6,048	December 2007	15
Swiss Franc Currency Futures	37	3,998	December 2007	54
U.S. Treasury 2 Year Note Futures	(2,147)	(444,529)	December 2007	(1,028)
U.S. Treasury 5 Year Note Futures	2,542	272,074	December 2007	1,478
U.S. Treasury 10 Year Note Futures	(1,493)	(163,157)	December 2007	(763)
U.S. Treasury Long Bond Futures	471	52,443	December 2007	(2)
				$313

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	Constellation Energy Group, Inc.	Buy	0.240%	06/20/2012	$4,100	$31
Citigroup	Lehman Brothers Holdings	Buy	1.250%	12/20/2012	8,650	(157)
Citigroup	Ryland Group	Buy	1.250%	09/20/2012	4,000	196
Deutsche Bank	Dow Jonex CDX HVOL8 Index	Buy	0.750%	06/20/2012	17,200	442
Deutsche Bank	Dow Jones CDX IG8 Index	Buy	0.350%	06/20/2012	16,200	(57)
Deutsche Bank	Dow Jones CDX XO8 Index	Buy	1.400%	06/20/2012	8,200	124
J.P. Morgan	Centurytel, Inc.	Buy	0.540%	09/20/2012	6,535	(34)
J.P. Morgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	4,200	(32)
J.P. Morgan	Sara Lee Corporation	Buy	0.500%	06/12/2012	5,700	(55)
J.P. Morgan	UBS AG	Buy	0.355%	09/20/2012	5,500	(29)
UBS	Amerisourcebergen Corporation	Buy	0.585%	09/20/2012	6,000	(23)
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	6,000	(5)
UBS	Constellation Energy Group, Inc.	Buy	0.230%	06/20/2012	4,100	33
UBS	Dow Jones CDX HY8 Index	Buy	2.750%	06/20/2012	8,200	121
UBS	Dow Jones CDX XO8 Index	Buy	1.400%	06/20/2012	9,000	176
UBS	McKesson Corporation	Buy	0.385%	09/20/2012	6,000	(41)
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	4,000	(35)
						$655

Interest Rate Swap Agreements

	Floating					Unrealized
	Rate	Pay/Receive		Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)

Citibank	3-Month LIBOR	Pay	5.470%	06/12/2009	$213,000	$2,571
Citibank	3-Month LIBOR	Pay	4.718%	09/14/2009	132,000	24
Citibank	3-Month LIBOR	Pay	4.625%	09/20/2009	88,000	(119)
Citibank	3-Month LIBOR	Receive	5.060%	09/14/2017	32,000	379
Citibank	3-Month LIBOR	Receive	5.110%	09/20/2017	21,000	165
J.P. Morgan	3-Month LIBOR	Pay	5.447%	06/20/2009	122,000	1,475
UBS	3-Month LIBOR	Pay	4.568%	10/02/2009	87,000	—
UBS	3-Month LIBOR	Pay	5.590%	06/25/2012	65,000	2,008
UBS	3-Month LIBOR	Receive	5.153%	10/02/2017	21,000	—
						$6,503

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund

DESCRIPTION	PAR	VALUE+
High Yield Corporate Bonds - 86.1%
Basic Industry - 10.9%
Adaro Finance BV
8.500%, 12/08/2010 (a) (b)	$1,000	$1,045
Coalcorp Mining
Series A
12.000%, 08/31/2011 (a)	375	388
Crown Cork & Seal
7.375%, 12/15/2026	1,000	940
Evraz Group
8.250%, 11/10/2015 (a) (b)	1,000	1,004
FMG Finance
10.000%, 09/01/2013 (a) (b)	1,000	1,094
Freeport-McMoran Copper & Gold
8.375%, 04/01/2017	1,500	1,639
Georgia-Pacific
7.125%, 01/15/2017 (b)	1,250	1,209
Gerdau
8.875%, 09/22/2049 (a) (b) (c)	1,000	1,062
Griffin Coal Mining
9.500%, 12/01/2016 (a) (b)	1,500	1,492
Hexion US Finance
9.750%, 11/15/2014	1,250	1,375
Ineos Group Holdings
8.500%, 02/15/2016 (a) (b) (c)	1,350	1,293
Lyondell Chemical
8.000%, 09/15/2014	1,250	1,375
Macdermid
9.500%, 04/15/2017 (b)	750	724
Massey Energy
6.875%, 12/15/2013	1,250	1,166
Mercer International
9.250%, 02/15/2013 (a)	750	733
Momentive Performance Materials
9.750%, 12/01/2014 (b)	1,250	1,238
Neenah Paper
7.375%, 11/15/2014	1,500	1,447
Newark Group
9.750%, 03/15/2014	800	768
Noble Group Limited
6.625%, 03/17/2015 (a) (b)	1,250	1,163
Noranda Aluminum Acquisition
9.360%, 05/15/2015 (b) (d)	500	470
Nova Chemicals
6.500%, 01/15/2012 (a) (c)	1,750	1,654
PNA Group
12.558%, 02/15/2013 (b) (d)	500	490
10.750%, 09/01/2016	500	510
Sino Forest
9.125%, 08/17/2011 (a) (b)	1,150	1,216
Solo Cup
8.500%, 02/15/2014 (c)	1,250	1,106
Steel Dynamics
6.750%, 04/01/2015 (b)	1,000	965
Stone Container
8.375%, 07/01/2012	1,000	1,000
Tembec Industries
8.625%, 06/30/2009 (a) (c)	500	223
		28,789
Brokerage - 0.4%
E*Trade Financial
8.000%, 06/15/2011	1,000	995

Capital Goods - 2.5%
Actuant
6.875%, 06/15/2017 (b)	1,500	1,478
Case New Holland
7.250%, 01/15/2016	1,000	1,035
Chart Industries
9.125%, 10/15/2015	1,350	1,397
J.B. Poindexter
8.750%, 03/15/2014	1,000	900
L-3 Communications
7.625%, 06/15/2012	1,200	1,227
Neff
10.000%, 06/01/2015 (c)	250	177
Nortek
8.500%, 09/01/2014	500	434
		6,648
Communications - 9.7%
Adelphia Communications, Escrow Shares
7.875%, 05/01/2009 (e)	1,000	157
CCH I Holdings
11.750%, 05/15/2014 (c)	1,200	1,110
CCH II
10.250%, 09/15/2010	1,000	1,022
CCO Holdings
8.750%, 11/15/2013	2,000	2,010
Citizens Communications
9.000%, 08/15/2031	1,000	1,015
CSC Holdings
Series B
7.625%, 04/01/2011	1,000	1,003
DIRECTV Holdings
8.375%, 03/15/2013	1,000	1,039
Echostar
6.625%, 10/01/2014	1,000	1,005
Idearc
8.000%, 11/15/2016	1,000	998
Intelsat Bermuda
11.250%, 06/15/2016 (a)	1,000	1,071
Level 3 Financing
12.250%, 03/15/2013 (c)	1,750	1,929
9.250%, 11/01/2014	500	493
Metropcs Wireless
9.250%, 11/01/2014 (b)	1,000	1,020
Panamsat
9.000%, 06/15/2016	1,000	1,030
Quebecor Media
7.750%, 03/15/2016 (a) (b)	500	477
Qwest
8.875%, 03/15/2012	2,275	2,483
7.500%, 06/15/2023	1,000	985
R.H. Donnelley
Series A-3
8.875%, 01/15/2016	1,000	1,019
Sirius Satellite Radio
9.625%, 08/01/2013	500	496
Time Warner Telecommunications Holdings
9.250%, 02/15/2014	1,000	1,037
Univision Communications
9.750%, 03/15/2015 (b) (c)	1,000	975
Vimpelcom
8.250%, 05/23/2016 (a) (b)	2,000	2,056
Windstream
8.125%, 08/01/2013	1,000	1,052
		25,482
Consumer Cyclical - 18.3%
Affiliated Computer Services
4.700%, 06/01/2010	1,500	1,429
Allied Waste North America
6.125%, 02/15/2014	1,000	971
6.875%, 06/01/2017	1,000	1,005
American Axle & Manufacturing
7.875%, 03/01/2017	1,500	1,447
Bon-Ton Department Stores
10.250%, 03/15/2014 (c)	500	467
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (b)	1,000	940
Claire's Stores
9.250%, 06/01/2015 (b) (c)	500	432
Dollar General
10.625%, 07/15/2015 (b) (c)	750	705
Fontainebleau Las Vegas
10.250%, 06/15/2015 (b)	500	469
Ford Motor
7.450%, 07/16/2031 (c)	500	393
Ford Motor Credit
5.800%, 01/12/2009	2,000	1,932
9.875%, 08/10/2011	2,000	2,026
7.000%, 10/01/2013	1,000	904
General Motors
8.250%, 07/15/2023 (c)	2,500	2,188
General Motors Acceptance
6.875%, 09/15/2011	1,000	952
General Nutrition Center
9.796%, 03/15/2014 (b) (d)	270	259
Goodyear Tire & Rubber
7.857%, 08/15/2011	1,150	1,167
Hanesbrands
8.735%, 12/15/2014 (c) (d)	2,000	1,990
Kar Holdings
8.750%, 05/01/2014 (b)	1,000	958
KB Home
7.750%, 02/01/2010	1,350	1,279
Levi Strauss & Co.
9.750%, 01/15/2015	750	788
Libbey Glass
12.348%, 06/01/2011 (d)	1,800	1,949
Lippo Karwaci Finance
8.875%, 03/09/2011 (a)	1,000	969
Majestic Star
9.750%, 01/15/2011	500	420
MGM Mirage
8.375%, 02/01/2011	2,000	2,085
Michaels Stores
10.000%, 11/01/2014 (b)	1,100	1,128
Outback Steakhouse
10.000%, 06/15/2015 (b) (c)	500	442
Oxford Industries
8.875%, 06/01/2011	1,055	1,066
Realogy
10.500%, 04/15/2014 (b) (c)	1,000	852
Rite Aid
9.375%, 12/15/2015 (b)	1,500	1,395
7.500%, 03/01/2017	1,550	1,459
Sally Holdings
10.500%, 11/15/2016 (c)	1,750	1,750
Seminole Hard Rock Entertainment
7.860%, 03/15/2014 (b) (d)	1,500	1,464
Service Corporation International
7.375%, 10/01/2014	750	771
6.750%, 04/01/2015	1,000	992
Shimao Property Holdings
8.000%, 12/01/2016 (a) (b)	1,500	1,485
Shingle Springs Tribal Gaming
9.375%, 06/15/2015 (b)	500	505
Snoqualmie Entertainment
9.125%, 02/01/2015 (b)	500	492
Tenneco Automotive
8.625%, 11/15/2014 (c)	1,000	1,007
The Restaurant Company
10.000%, 10/01/2013	750	666
TRW Automotive
7.250%, 03/15/2017 (b)	1,500	1,462
Warnaco
8.875%, 06/15/2013	1,750	1,837
Wynn Las Vegas
6.625%, 12/01/2014 (c)	1,500	1,470
		48,367
Consumer Non Cyclical - 11.4%
Albertson's
7.250%, 05/01/2013	1,000	1,006
8.700%, 05/01/2030	1,000	1,079
Bertin LTDA
10.250%, 10/05/2016 (a) (b)	1,000	1,070
Community Health Systems
8.875%, 07/15/2015 (b) (c)	1,250	1,284
Constellation Brands
7.250%, 05/15/2017 (b)	1,500	1,500
Delhaize America
9.000%, 04/15/2031	1,386	1,651
Dole Foods
8.750%, 07/15/2013 (c)	344	335
HCA
9.125%, 11/15/2014 (b)	1,000	1,055
6.500%, 02/15/2016 (c)	3,650	3,103
Health Management Association
6.125%, 04/15/2016	1,250	1,090
Healthsouth
10.750%, 06/15/2016	500	526
Invacare
9.750%, 02/15/2015	750	750
Medical Services
12.856%, 10/15/2011 (d)	1,000	935
Omnicare
6.750%, 12/15/2013	600	559
Pilgrim's Pride
8.375%, 05/01/2017 (c)	1,250	1,275
PTS Acquisition
9.500%, 04/15/2015 (b)	750	709
Sadia Overseas
6.875%, 05/24/2017 (a) (b) (c)	1,000	983
Select Medical
11.800%, 09/15/2015 (c) (d)	1,000	905
Smithfield Foods
Series B
7.750%, 05/15/2013	1,750	1,785
Stater Brothers Holdings
7.750%, 04/15/2015	1,250	1,238
Supervalu
7.500%, 05/15/2012	1,750	1,813
Surgical Care Affiliates
8.875%, 07/15/2015 (b)	1,000	950
Tenet Healthcare
9.250%, 02/01/2015 (c)	1,250	1,103
United Surgical
8.875%, 05/01/2017	1,000	1,010
Varietal Distribution
10.250%, 07/15/2015 (b)	1,000	965
Vitro
9.125%, 02/01/2017 (a)	1,500	1,474
		30,153
Electric - 9.5%
AES
8.750%, 05/15/2013 (b)	1,000	1,046
AES Red Oak
Series B
9.200%, 11/30/2029	1,000	1,095
Allegheny Energy Supply
7.800%, 03/15/2011	1,155	1,213
Aquila
14.875%, 07/01/2012	1,000	1,260
Ava Capital Trust III
6.500%, 04/01/2034	3,185	3,209
CMS Energy
6.310%, 01/15/2013 (d)	3,000	2,895
Dynegy Holdings
7.500%, 06/01/2015 (b)	2,000	1,930
7.750%, 06/01/2019 (b)	1,000	956
Edison Mission Energy
7.500%, 06/15/2013	2,250	2,306
Intergen NV
9.000%, 06/30/2017 (a) (b)	1,000	1,050
ISA Capital Brasil
8.800%, 01/30/2017 (a) (b) (c)	2,500	2,619
Majapahit Holding BV
7.250%, 06/28/2017 (a) (b)	1,300	1,274
Mirant Americas Generation
8.300%, 05/01/2011	1,000	1,010
NSG Holdings
7.750%, 12/15/2025 (b)	1,000	990
Reliant Energy
7.625%, 06/15/2014 (c)	2,250	2,267
		25,120
Energy - 5.1%
Chaparral Energy
8.875%, 02/01/2017 (b)	750	703
Chesapeake Energy
7.000%, 08/15/2014	1,000	1,006
Cimarex Energy
7.125%, 05/01/2017	1,250	1,241
Forest Oil
7.250%, 06/15/2019 (b)	1,250	1,250
Lupatech Finance
9.875%, 07/10/2049 (a) (b) (c)	1,000	995
Mariner Energy
7.500%, 04/15/2013	500	485
8.000%, 05/15/2017	1,000	978
Ocean Rig ASA
9.360%, 04/04/2011	1,000	985
Pioneer Natural Resource
6.650%, 03/15/2017	965	902
Tesoro
6.625%, 11/01/2015 (c)	2,000	2,000
United Refining
10.500%, 08/15/2012 (b)	1,000	1,030
W&T Offshore
8.250%, 06/15/2014 (b)	1,000	962
Whiting Petroleum
7.250%, 05/01/2013	950	926
		13,463
Finance - 2.0%
Exum
Series 2007-1A, Class C
8.460%, 03/22/2014 (a) (b) (d)	1,000	860
Series 2007-2A, Class C
8.860%, 06/22/2014 (a) (b) (d)	1,000	870
General Motors Acceptance
6.625%, 05/15/2012	3,000	2,799
Residential Capital
7.500%, 04/17/2013	1,000	808
		5,337
Industrial Other - 1.1%
Briggs & Stratton
8.875%, 03/15/2011	1,000	1,067
Neenah
9.500%, 01/01/2017	1,000	915
RBS Global & Rexnord
9.500%, 08/01/2014	1,000	1,035
		3,017
Insurance - 0.6%
Unumprovident Finance
6.850%, 11/15/2015 (a) (b)	1,500	1,530

Natural Gas - 4.4%
Copano Energy
8.125%, 03/01/2016 (c)	1,500	1,526
El Paso Energy
Series MTN
7.800%, 08/01/2031	650	660
Enterprise Products
8.375%, 08/01/2066 (d)	2,800	2,878
Oneok Partners
6.850%, 10/15/2037	500	504
Semgroup
8.750%, 11/15/2015 (b)	1,500	1,466
Southern Union
7.200%, 11/01/2066	1,800	1,808
Targa Resources
8.500%, 11/01/2013 (b)	1,000	1,000
Transport De Gas Del Sur
7.875%, 05/14/2017 (a) (b)	1,000	924
Transportadora Gas Norte
6.500%, 12/31/2012 (a) (b)	1,101	980
		11,746
Real Estate - 1.2%
American Real Estate
4.100%, 08/15/2013 (b) (d)	750	773
China Properties Group
9.125%, 05/04/2014 (a) (b)	750	675
Greentown China Holdings
9.000%, 11/08/2013 (a) (b) (c)	1,050	1,034
Thornburg Mortgage
8.000%, 05/15/2013 (c)	750	658
		3,140
Technology - 5.3%
Advanced Micro Devices
7.750%, 11/01/2012 (c)	750	690
Celestica
7.875%, 07/01/2011 (a) (c)	2,070	1,992
Coleman Cable
9.875%, 10/01/2012	1,000	973
Freescale Semiconductor
10.125%, 12/15/2016 (c)	3,000	2,790
Magnachip Semiconductor
6.875%, 12/15/2011 (a)	500	408
NXP BV/NXP Funding
9.500%, 10/15/2015 (a)	2,750	2,564
Open Solutions
9.750%, 02/01/2015 (b)	1,250	1,203
Sanmina-Sci
8.110%, 06/15/2014 (b) (c) (d)	1,000	955
Seagate Technology
6.800%, 10/01/2016 (a)	1,000	977
Spansion
11.250%, 01/15/2016 (b) (c)	1,500	1,470
		14,022
Transportation - 3.7%
American Airlines
Series 2001-1
7.379%, 11/23/2017	1,639	1,528
BLT Finance BV
7.500%, 05/15/2014 (a) (b)	1,000	938
Britannia Bulk PLC
11.000%, 12/01/2011 (a)	500	508
Hertz
8.875%, 01/01/2014	750	773
Navios Maritime Holdings
9.500%, 12/15/2014	1,450	1,495
Quality Distribution
9.000%, 11/15/2010	500	476
Saint Acquisition
12.500%, 05/15/2017 (b) (c)	750	502
Ultrapetrol
9.000%, 11/24/2014 (a)	1,175	1,124
United Airlines
Series 2000-2
7.811%, 04/01/2011 (e)	1,964	2,307
		9,651
Total High Yield Corporate Bonds
(Cost $230,105)		227,460

Preferred Stocks - 2.9%	SHARES
Banking - 0.2%
Barclays Bank PLC
Series 3 (e)	20,000	500

Communications - 0.3%
US Cellular (c)	29,000	683

Consumer Discretionary - 0.1%
M/I Homes
Series A (c)	16,050	326

Energy - 0.2%
Nexen (a)	20,000	500

Finance - 0.1%
Indymac Bank FSB (b)	20,000	363

Insurance - 0.9%
Arch Capital Group
Series B (a)	16,900	424
Aspen Insurance Holdings	50,000	1,195
Endurance Specialty Holdings
Series A (a) (c)	15,000	378
Renaissancere Holdings
Series D (a)	20,000	423
		2,420
Real Estate - 1.0%
American Home Mortgage Investments - REIT
Series B (f)	10,000	8
Ashford Hospitality Trust - REIT
Series D	30,000	699
Hospitality Properties Trust - REIT
Series C	26,000	566
iStar Financial - REIT
Series G (c)	20,000	457
National Retail Properties - REIT	16,000	379
NorthStar Realty Finance - REIT
Series A	24,000	510
NorthStar Realty Finance - REIT
Series B (c)	4,000	80
		2,699
Transportation - 0.1%
Delta Air Contingent Value (e)	3,000,000	150

Total Preferred Stocks
(Cost $8,896)		7,641

Closed-End Funds - 2.6%
Aberdeen Asia-Pacific Income Fund (c)	125,000	780
BlackRock Global Energy and Resources Trust	20,000	602
Eaton Vance Floating-Rate Income Trust	72,000	1,228
Evergreen Managed Income Fund	95,000	1,556
Gabelli Global Gold Natural Resources & Income Trust	11,000	312
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (c)
Nuveen Multi-Strategy Income and Growth Fund	35,000	420
Nuveen Multi-Strategy Income and Growth Fund 2	30,000	363
Pioneer Diversified High Income Trust	12,000	253
Pioneer Floating Rate Trust (c)	55,000	993

Total Closed-End Funds
(Cost $6,992)		6,905

Investment Grade Corporate Bonds - 2.3%	PAR
Brokerage - 0.3%
Merrill Lynch
6.220%, 09/15/2026	$750	735

Communications - 0.8%
Comcast
6.950%, 08/15/2037	1,000	1,050
Embarq
7.995%, 06/01/2036 (c)	1,000	1,065
		2,115
Energy - 0.5%
TNK-BP Finance
6.625%, 03/20/2017 (a) (b)	1,500	1,397

Finance - 0.7%
Capital One Financial
6.750%, 09/15/2017	1,800	1,843

Total Investment Grade Corporate Bonds
(Cost $6,074)		6,090

Common Stocks - 1.4%	SHARES
Communications - 0.0%
Adelphia Recovery Trust (e)	958,406	38

Consumer Discretionary - 0.0%
Time Warner Cable, Class A (e)	20	1

Energy - 0.6%
Canadian Oil Sands Trust	12,000	398
Canetic Resources Trust (c)	12,447	191
Harvest Energy Trust (c)	8,036	217
Peyto Energy Trust (c) (g)	30,000	535
Provident Energy Trust (c)	20,900	265
		1,606

Real Estate - 0.1%
Annaly Capital Management - REIT	21,000	335
MFA Mortgage Investments - REIT	9,000	72
		407

Transportation - 0.7%
Diana Shipping (c)	12,000	342
Eagle Bulk Shipping (c)	22,000	566
Genco Shipping & Trading (c)	8,000	524
Quintana Maritime (c)	15,000	286
		1,718
Total Common Stocks
(Cost $3,445)		3,770

Convertible Securities - 1.5%	PAR/SHARES
Basic Industry - 0.4%
Coeur d'Alene Mines
1.250%, 01/15/2024 (c)	$1,000	895
Freeport-McMoran Copper & Gold	1,500	232
		1,127

Consumer Cyclical - 0.1%
General Motors
Series B	15,000	319

Consumer Non Cyclical - 0.2%
Bunge Limited (a)	3,000	402

Electric - 0.2%
Entergy	9,000	602

Energy - 0.2%
Headwaters
2.875%, 06/01/2016	$500	436

Real Estate - 0.2%
Reckson Operating
4.000%, 06/15/2025	$500	523

Technology - 0.2%
Advanced Micro Devices
5.750%, 08/15/2012 (b)	$500	514

Total Convertible Securities
(Cost $3,868)		3,923

Asset-Backed Security - 0.0%	PAR
Manufactured Housing - 0.0%
Green Tree Financial
Series 1998-1, Class A4
6.040%, 11/01/2029 (h)
(Cost $8)	$9	8

Short-Term Investments - 1.8%

Money Market Fund - 1.7%	SHARES
First American Prime Obligations Fund, Class Z (i)	4,456,688	4,457

U.S. Treasury Obligation - 0.1%

U.S. Treasury Bill	PAR
4.150%, 10/04/2007 (j)	$150	150

Total Short-Term Investments
(Cost $4,607)		4,607

Investment Purchased with Proceeds from Securities Lending - 18.3%	SHARES
Mount Vernon Securities Lending Prime Portfolio (k)
(Cost $48,319)	48,318,941	48,319

Total Investments - 116.9%
(Cost $312,314)		308,723
Other Assets and Liabilities, Net - (16.9)%		(44,526)
Total Net Assets - 100.0%		$264,197

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.

(a)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated security. On September 30, 2007, the value of these investments was $46,798 which represented 17.7% of total net assets.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under the guidelines established by the fund's board of directors.  As of September 30, 2007, the value of these investments was $74,234 or 28.1% of total net assets.

(c)	This security or a portion of this security is out on loan at September 30, 2007. Total loaned securities had a value of $47,069 at September 30, 2007.
(d)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2007.
(e)	Non-income producing security.
(f)	Security in default at September 30, 2007.
(g)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.
(h)	Security considered illiquid. As of September 30, 2007, the value of these investments was $8 or 0.0% of total net assets.
(i)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(j)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of September 30, 2007.
(k)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

REIT -Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	(12)	$(2,485)	December 2007	$(8)
U.S. Treasury 5 Year Note Futures	519	55,549	December 2007	396
U.S. Treasury 10 Year Note Futures	(330)	(36,063)	December 2007	(61)
U.S. Treasury Long Bond Futures	17	1,893	December 2007	4
				$331

Credit Default Swap Agreements
						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	Constellation Energy Group, Inc.	Buy	0.240%	06/20/2012	$625	$5
Citigroup	Ryland Group	Buy	1.250%	09/20/2012	1,000	49
Deutsche Bank	Dow Jones CDX HY8 Index	Buy	2.750%	06/20/2012	5,000	(226)
J.P. Morgan	Amerisourcebergen Corporation	Buy	0.550%	09/20/2012	500	(2)
J.P. Morgan	Cardinal Health, Inc.	Buy	0.330%	09/20/2012	500	—
J.P. Morgan	Dow Jones CDX EM8 Index	Buy	1.750%	12/20/2012	3,100	4
J.P. Morgan	Dow Jones CDX HY8 Index	Buy	2.750%	06/20/2012	5,000	(20)
J.P. Morgan	CenturyTel, Inc.	Buy	0.540%	09/20/2012	1,000	(5)
J.P. Morgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	400	(3)
J.P. Morgan	McKesson Corporation	Buy	0.350%	09/20/2012	500	(4)
J.P. Morgan	Sara Lee Corporation	Buy	0.500%	06/12/2012	1,000	(10)
J.P. Morgan	UBS AG	Buy	0.355%	09/20/2012	700	(4)
UBS	Amerisourcebergen Corporation	Buy	0.585%	09/20/2012	500	(2)
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	500	—
UBS	Constellation Energy Group, Inc.	Buy	0.230%	06/20/2012	625	5
UBS	First Data Corporation	Sell	0.600%	09/20/2012	1,000	37
UBS	McKesson Corporation	Buy	0.385%	09/20/2012	500	(3)
UBS	Turkey Government International Bond	Buy	1.480%	07/20/2012	1,200	8
						$(171)

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Inflation Protected Securities Fund

DESCRIPTION	PAR	VALUE +
U.S. Government & Agency Securities - 84.6%
Inflation Protected U.S. Treasuries (a) - 84.6%
U.S. Treasury Bonds
2.375%, 01/15/2017 (b)	$5,118	$5,155
2.375%, 01/15/2025	12,377	12,486
2.000%, 01/15/2026 (b)	9,786	9,346
2.375%, 01/15/2027 (b)	4,132	4,182
3.625%, 04/15/2028 (b)	16,678	20,317
3.875%, 04/15/2029	15,997	20,314
U.S. Treasury Notes
0.875%, 04/15/2010	18,021	17,423
3.500%, 01/15/2011 (b)	3,321	3,466
2.375%, 04/15/2011 (b)	15,217	15,316
2.000%, 04/15/2012 (b)	4,619	4,586
3.000%, 07/15/2012 (b)	13,323	13,866
1.875%, 07/15/2013	14,177	13,951
2.000%, 01/15/2014 (b)	9,763	9,622
1.625%, 01/15/2015 (b)	18,136	17,351
1.875%, 07/15/2015 (b)	10,832	10,545
2.000%, 01/15/2016	18,943	18,517
2.500%, 07/15/2016 (b)	6,952	7,081
2.625%, 07/15/2017 (b)	2,513	2,590

Total U.S. Government & Agency Securities
(Cost $206,952)		206,114

Corporate Bonds - 4.7%
Basic Industry - 1.1%
Evraz Group
8.250%, 11/10/2015 (c)	500	502
FMG Finance
10.000%, 09/01/2013 (c)	500	547
Georgia-Pacific
7.125%, 01/15/2017 (c)	150	145
Griffin Coal Mining
9.500%, 12/01/2016 (c)	500	497
Southern Copper
7.500%, 07/27/2035	950	1,031
		2,722
Brokerage - 0.7%
Merrill Lynch
3.847%, 11/01/2007 (d)	1,850	1,798

Consumer Non Cyclical - 0.1%
Constellation Brands
7.250%, 05/15/2017 (c)	200	200

Finance - 0.6%
MBIA Global Funding
Series MTN
5.990%, 02/02/2008 (c) (d)	1,400	1,391

Foreign Agency - 0.8%
KFW
Series MTN
4.537%, 03/03/2008 (d)	1,900	1,878

Insurance - 1.4%
Allstate Life Global Funding Trust
Series MTN
3.740%, 03/01/2010 (d)	900	857
Pacific Life Global Funding
4.867%, 02/06/2016 (c) (d)	1,000	917
Principal Life
Series MTN
4.090%, 03/01/2012 (d)	900	831
Protective Life Secured Trust
4.290%, 07/10/2012 (d)	1,000	932
		3,537
Total Corporate Bonds
(Cost $11,509)		11,526

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 4.2%
Fixed Rate - 4.2%
Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4
5.444%, 03/10/2039	1,000	988
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.993%, 08/10/2045	6,560	6,672
Wells Fargo Mortgage Backed Securities Trust
Series 2007-13, Class A8
6.000%, 09/25/2037	2,601	2,560

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $10,186)		10,220

Asset-Backed Securities - 2.6%
Commercial Mortgages - 1.0%
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	12	13
GMAC Commercial Mortgage Securities
Series 2003-C3, Class A2
4.223%, 04/10/2040	2,000	1,976
GS Mortgage Securities II
Series 2003-C1, Class A2A
3.590%, 01/10/2040	373	370
		2,359
Credit Cards - 1.1%
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%, 07/15/2020	1,000	1,008
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020	1,000	997
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
6.153%, 10/15/2007 (c) (d)	625	604
		2,609
Other - 0.5%
Global Signal Trust
Series 2006-1, Class C
5.707%, 02/15/2036 (c)	1,330	1,317

Total Asset-Backed Securities
(Cost $6,140)		6,285

Common Stocks - 0.5%	SHARES
Energy - 0.5%
ARC Energy Trust (e)	11,000	234
Baytex Energy Trust	4,289	87
Canetic Resources Trust (b)	17,366	266
Harvest Energy Trust (b)	9,157	247
Penn West Energy Trust	2,439	76
Peyto Energy Trust (b) (e)	19,000	339

Total Common Stocks
(Cost $1,160)		1,249

Municipal Bond - 0.4%	PAR
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $925)	$925	937

Convertible Securities - 0.3%	PAR/SHARES
Basic Industry - 0.2%
Coeur d'Alene Mines
1.250%, 01/15/2024	$350	313
Freeport-McMoran Copper & Gold	1,500	232
		545
Consumer Non Cyclical - 0.0%
Bunge Limited	1,000	134

Energy - 0.1%
Headwaters
2.875%, 06/01/2016 (b)	$170	149

Total Convertible Securities
(Cost $818)		828

U.S. Government Agency Mortgage-Backed Security - 0.2%	PAR
Fixed Rate - 0.2%
Federal Home Loan Mortgage Corporation Pool
4.000%, 10/01/2010, #M80855
(Cost $633)	$634	617

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Security - 0.1%
Fixed Rate - 0.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011
(Cost $290)	289	289

Short-Term Investments - 1.0%	SHARES
Money Market Fund - 0.7%
First American Prime Obligations Fund, Class Z (f)	1,670,705	1,671

U.S. Treasury Obligation - 0.3%
U.S. Treasury Bill	PAR
4.650%, 10/04/2007 (g)	$700	700

Total Short-Term Investments
(Cost $2,371)		2,371

Investment Purchased with Proceeds from Securities Lending - 49.2%	SHARES
Mount Vernon Securities Lending Prime Portfolio (h)
(Cost $119,906)	119,905,867	119,906

Total Investments - 147.8%
(Cost $360,890)		360,342
Other Assets and Liabilities, Net - (47.8)%		(116,611)
Total Net Assets - 100.0%		$243,731

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.

(a)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(b)	This security or a portion of this security is out on loan at September 30, 2007. Total loaned securities had a value of $117,562 at September 30, 2007.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under guidelines established by the fund's board of directors.  As of September 30, 2007, the value of these investments was $6,120 or 2.5% of total net assets.

(d)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2007.
(e)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.
(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(g)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of September 30, 2007.
(h)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased/	Contract	Settlement	Appreciation/
Description	(Sold)	Value	Month	(Depreciation)

Euro Currency Futures	28	$5,003	December 2007	$122
Eurodollar 90 Day Futures	51	48,769	June 2008	48
Japanese Yen Currency Futures	36	3,959	December 2007	10
Long Gilt Futures	21	4,595	December 2007	8
Swiss Franc Futures	31	3,350	December 2007	49
U.S. Treasury 2 Year Note Futures	(581)	(120,294)	December 2007	(188)
U.S. Treasury 5 Year Note Futures	262	28,042	December 2007	110
U.S. Treasury 10 Year Note Futures	(109)	(11,912)	December 2007	(3)
				$156

Credit Default Swap Agreement
						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

J.P. Morgan	USB AG	Buy	0.355%	09/20/2012	$400	$(2)
J.P. Morgan	Dow Jones CDX EM8 Index	Buy	1.750%	12/20/2012	3,500	4
						$2

Interest Rate Swap Agreements

		Pay/
		Receive				Unrealized
	Floating	Floating		Expiration	Notional	Appreciation/
Counterparty	Rate Index	Rate	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Pay	5.470%	06/12/2009	$36,000	$434
Citigroup	3-Month LIBOR	Pay	4.718%	09/14/2009	20,000	4
Citigroup	3-Month LIBOR	Pay	4.625%	09/20/2009	13,000	(17)
Citigroup	3-Month LIBOR	Receive	5.060%	09/14/2017	5,000	59
Citigroup	3-Month LIBOR	Receive	5.110%	09/20/2017	3,000	23
J.P. Morgan	3-Month LIBOR	Pay	5.447%	06/20/2009	22,000	266
UBS	3-Month LIBOR	Pay	4.570%	10/02/2009	12,900	—
UBS	3-Month LIBOR	Receive	5.150%	10/12/2017	3,100	—
						$769

The accompanying notes are an integral part of the financial statements.

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Intermediate Government Bond Fund

DESCRIPTION	PAR	VALUE +

U.S. Government & Agency Securities - 96.6%
U.S. Agency Debentures - 61.8%
Federal Farm Credit Bank
3.000%, 12/17/2007	$1,805	$1,798
4.125%, 07/17/2009	1,100	1,094
4.750%, 05/07/2010	1,000	1,008
5.250%, 09/13/2010	1,000	1,022
5.750%, 01/18/2011	1,800	1,872
4.875%, 02/18/2011	1,600	1,620
4.500%, 10/17/2012	1,565	1,557
Federal Home Loan Bank
4.250%, 05/16/2008	580	578
4.100%, 06/13/2008	650	647
5.250%, 11/13/2009	1,075	1,076
4.875%, 03/12/2010	870	879
5.125%, 09/10/2010	900	917
4.375%, 09/17/2010	1,430	1,427
4.375%, 10/22/2010	920	918
5.375%, 08/19/2011	1,355	1,394
5.250%, 10/14/2011	745	750
5.660%, 10/30/2013	755	762
4.875%, 05/17/2017	605	599
Tennessee Valley Authority
5.375%, 11/13/2008	2,455	2,477
5.625%, 01/18/2011	2,000	2,063
6.790%, 05/23/2012	3,175	3,449
5.500%, 07/18/2017	1,000	1,030
		28,937

U.S. Treasuries - 34.8%
U.S. Treasury Bonds
11.750%, 11/15/2014	1,575	1,821
9.125%, 05/15/2018	205	281
9.000%, 11/15/2018	775	1,060
8.875%, 02/15/2019	580	789
U.S. Treasury Notes
4.625%, 08/31/2011	490	499
4.750%, 01/31/2012	2,360	2,414
4.625%, 02/29/2012	1,990	2,025
4.750%, 05/31/2012	3,435	3,513
4.875%, 06/30/2012	1,505	1,547
4.250%, 08/15/2013	520	519
5.125%, 05/15/2016	900	938
2.625%, 07/15/2017 (a)	859	886
		16,292

Total U.S. Government & Agency Securities
(Cost $45,236)		45,229

Short-Term Investment - 0.1%	SHARES
First American U.S. Treasury Money Market Fund, Class Z (b)
(Cost $60)	60,377	60
Total Investments - 96.7%
(Cost $45,296)		45,289
Other Assets and Liabilities, Net - 3.3%		1,523
Total Net Assets - 100.0%		$46,812

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.

(a)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund

DESCRIPTION	PAR	VALUE+

Asset-Backed Securities - 29.7%
Automotive - 6.7%
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	$4,240	$4,226
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (a)	8,425	8,366
Honda Auto Receivables Owner Trust
Series 2005-5, Class A4
4.690%, 02/15/2011	9,895	9,844
Series 2005-6, Class A4
4.930%, 03/18/2011	7,400	7,383
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	10,940	10,900
Wachovia Auto Owner Trust
Series 2005-B, Class A4
4.840%, 04/20/2011	10,960	10,923
		51,642
Commercial Mortgages - 10.6%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.930%, 05/10/2045	2,515	2,563
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (a)	5,040	5,088
Series 2004-RS1, Class A
4.018%, 03/03/2041 (a)	4,319	4,080
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	176	176
GMAC Commercial Mortgage Securities
Series 2004-C2, Class A1
3.896%, 08/10/2038	3,963	3,914
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	5,000	4,874
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.560%, 04/10/2038	11,945	12,075
Series 2006-GG8, Class A2
5.479%, 11/10/2039	20,495	20,675
Series 2006-GG8, Class A4
5.560%, 11/10/2039	3,450	3,453
Series 2003-C1, Class A2A
3.590%, 01/10/2040	10,317	10,251
Series 2006-RR2, Class A1
5.689%, 06/23/2046 (a)	7,525	7,117
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	5,610	5,782
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AJ
6.100%, 07/15/2017	2,315	2,295
		82,343
Credit Cards - 5.6%
American Express Issuance Trust
Series 2005-1, Class C
6.083%, 08/15/2011(b)	1,930	1,879
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014	12,035	12,262
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,195	11,373
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,000	2,992
MBNA Credit Card Master Note Trust
Series 2003-A1, Class A1
3.300%, 07/15/2010	12,560	12,472
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
6.153%, 05/15/2014 (a) (b)	1,920	1,854
		42,832
Equipment Leases - 0.7%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	5,450	5,483

Home Equity - 0.5%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027	56	55
Contimortgage Home Equity Loan Trust
Series 1997-2, Class A9
7.090%, 04/15/2028	111	111
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	3,760	3,684
Saxon Asset Securities Trust
Series 2004-1, Class A
5.860%, 03/25/2035 (b)	142	139
		3,989
Manufactured Housing - 1.1%
Green Tree Financial
Series 1996-9, Class A5
7.200%, 01/15/2028	162	165
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	8,566	8,529
		8,694
Other - 3.3%
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (a)	7,390	7,228
Series 2006-1, Class C
5.707%, 02/15/2036 (a)	4,420	4,377
Small Business Administration
Series 2005-P10B, Class 1
4.940%, 08/10/2015	5,879	5,796
Series 2006-P10B, Class 1
5.681%, 08/10/2016	8,370	8,375
		25,776
Utility - 1.2%
PG&E Energy Recovery Funding
Series 2005-1, Class A3
4.140%, 09/25/2012	9,615	9,478

Total Asset-Backed Securities
(Cost $230,692)		230,237

U.S. Government & Agency Securities - 21.9%
U.S. Agency Debentures - 14.4%
Federal Agricultural Mortgage Corporation
5.500%, 07/15/2011 (a)	13,900	14,322
Federal Home Loan Mortgage Corporation
4.500%, 08/04/2008 (c)	4,420	4,413
5.125%, 08/23/2010 (c)	7,755	7,899
5.125%, 07/15/2012 (c)	2,915	2,979
5.375%, 01/09/2014 (c)	16,795	16,868
Federal National Mortgage Association
7.250%, 01/15/2010 (c)	1,205	1,279
4.500%, 02/15/2011 (c)	12,345	12,373
5.125%, 04/15/2011 (c)	12,230	12,489
6.125%, 03/15/2012 (c)	7,020	7,447
5.250%, 08/01/2012 (c)	15,225	15,536
4.375%, 09/15/2012 (c)	16,165	16,000
		111,605
U.S. Treasuries (c) - 7.5%
U.S. Treasury Bonds
9.125%, 05/15/2018	6,975	9,551
9.000%, 11/15/2018	7,240	9,906
8.875%, 02/15/2019	5,675	7,723
8.750%, 05/15/2020	3,365	4,617
U.S. Treasury Notes
4.750%, 05/31/2012	4,055	4,147
4.625%, 02/15/2017	6,405	6,435
2.625%, 07/15/2017 (d)	15,287	15,757
		58,136
Total U.S. Government & Agency Securities
(Cost $167,581)		169,741

Corporate Bonds - 18.3%
Banking - 0.4%
J.P. Morgan Chase
5.150%, 10/01/2015	3,290	3,155

Basic Industry - 0.8%
Celulosa Arauco Constitucion
5.625%, 04/20/2015	2,000	1,943
Teck Cominco
5.375%, 10/01/2015	2,810	2,721
Vale Overseas
6.250%, 01/11/2016	1,525	1,536
		6,200
Brokerage - 1.5%
Lehman Brothers Holdings
5.750%, 01/03/2017	2,215	2,129
Merrill Lynch
6.050%, 05/16/2016	3,335	3,330
Morgan Stanley
5.375%, 10/15/2015	6,550	6,286
		11,745
Communications - 0.9%
Deutsche Telecom
8.500%, 06/15/2010	3,690	3,953
Telefonica Emisones
6.221%, 07/03/2017 (c)	1,115	1,126
Vodafone Group
5.625%, 02/27/2017	2,000	1,944
		7,023
Consumer Cyclical - 0.6%
Home Depot
5.875%, 12/16/2036	1,775	1,516
Quest Diagnostic
5.125%, 11/01/2010	3,490	3,485
		5,001
Consumer Non Cyclical - 1.1%
General Mills
5.700%, 02/15/2017	4,410	4,338
Schering-Plough
5.550%, 12/01/2013	4,595	4,564
		8,902
Electric - 3.1%
Exelon Generation
6.200%, 10/01/2017	3,260	3,263
MidAmerican Energy Holdings
3.500%, 05/15/2008	4,600	4,547
National Rural Utilities
5.750%, 08/28/2009	3,850	3,894
Ohio Power, Series K
6.000%, 06/01/2016	2,100	2,110
Oncor Electric Delivery
6.375%, 01/15/2015	3,140	3,148
Pacific Gas & Electric
4.200%, 03/01/2011	5,935	5,739
Virginia Electric Power
5.950%, 09/15/2017	1,355	1,353
		24,054
Energy - 0.8%
Gazprom International
7.201%, 02/01/2020 (a)	3,172	3,256
Tengizcheveroil Finance
6.124%, 11/15/2014 (a) (c)	3,095	3,048
		6,304
Finance - 1.8%
American General Finance
3.875%, 10/01/2009	4,345	4,257
Capital One Financial
6.150%, 09/01/2016	1,775	1,731
Janus Capital Group
6.700%, 06/15/2017	1,620	1,634
SLM, Series MTN
5.400%, 10/25/2011	2,270	2,119
Transcapitalinvest
5.670%, 03/05/2014 (a)	4,125	4,024
		13,765
Industrial Other - 0.6%
Johnson Controls
5.250%, 01/15/2011	4,720	4,722

Insurance - 0.8%
Ace INA Holdings
5.700%, 02/15/2017	2,765	2,729
Allied World Assurance
7.500%, 08/01/2016	3,040	3,187
		5,916
Real Estate - 2.0%
Health Care - REIT
5.875%, 05/15/2015	3,775	3,610
Istar Financial - REIT
5.650%, 09/15/2011	4,225	4,016
Mack-Cali Realty - REIT
7.250%, 03/15/2009	4,500	4,628
Prologis 2006 - REIT
5.750%, 04/01/2016	3,525	3,399
		15,653
Sovereign - 0.2%
United Mexican States
5.625%, 01/15/2017 (c)	1,400	1,396

Technology - 2.0%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,507
Electronic Data Systems
7.125%, 10/15/2009	2,500	2,545
IBM
5.700%, 09/14/2017	2,625	2,639
Jabil Circuit
5.875%, 07/15/2010	4,200	4,239
Motorola
8.000%, 11/01/2011	3,900	4,256
		15,186
Transportation - 1.7%
AEP Texas Central
Series A-2
4.980%, 07/01/2013	9,695	9,683
Burlington Northern Santa Fe
5.650%, 05/01/2017	3,485	3,414
		13,097
Total Corporate Bonds
(Cost $143,400)		142,119

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 16.8%
Adjustable Rate (b) - 9.2%
Banc of America Mortgage Securities
Series 2004-F, Class 2A6
4.146%, 07/25/2034	6,774	6,673
Countrywide Home Loans
Series 2006-HYB5, Class 3A1A
5.982%, 09/20/2036	6,938	6,999
CS First Boston Mortgage Securities
Series 2003-AR24, Class 2A4
4.258%, 10/25/2033	11,824	11,683
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
5.723%, 07/19/2047	5,985	5,816
Sequoia Mortgage Trust
Series 2004-4, Class X1
0.765%, 05/20/2034 (e)	27,127	16
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	417	418
Washington Mutual
Series 2003-AR10, Class A6
4.619%, 10/25/2033	16,305	16,136
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.450%, 10/25/2033	11,500	11,137
Series 2004-E, Class A5
3.662%, 05/25/2034	9,010	8,914
Series 2004-N, Class A3
4.986%, 08/25/2034	2,884	2,866
		70,658
Fixed Rate - 7.6%
ABN AMRO Mortgage
Series 2003-9, Class A6
4.750%, 08/25/2018	6,748	6,603
Banc of America Mortgage Securities
Series 2003-6, Class 1A29
4.250%, 08/25/2033	7,884	7,843
Series 2005-5, Class 1A21
5.000%, 06/25/2035	7,898	7,850
BCAP LLC Trust
Series 2006-RR1, Class PB
5.000%, 11/25/2036	4,970	4,832
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	2,720	2,670
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,302	2,328
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (a)	3,465	3,398
GE Capital Commercial Mortgage
Series 2003-C2, Class A4
5.145%, 07/10/2037	10,975	10,877
Salomon Brothers Mortgage Securities
Series 1986-1, Class A
6.000%, 12/25/2011	58	58
Wachovia Bank Mortgage Trust
Series 2007-C30
5.246%, 12/15/2043	10,280	10,226
Wells Fargo Mortgage Backed Securities Trust
Series 2005-3, Class A9
5.500%, 05/25/2035	3,168	2,504
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 (f)	30	30
		59,219
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $130,219)		129,877

U.S. Government Agency Mortgage-Backed Securities - 7.9%
Adjustable Rate (b) - 2.4%
Federal Home Loan Mortgage Corporation Pool
7.168%, 01/01/2028, #786281	1,198	1,217
6.422%, 04/01/2029, #847190 (c)	1,663	1,700
6.638%, 10/01/2030, #847209 (c)	3,273	3,328
6.610%, 05/01/2031, #847161 (c)	1,134	1,158
6.595%, 09/01/2033, #847210 (c)	2,968	3,035
Federal National Mortgage Association Pool
6.966%, 09/01/2033, #725111	1,996	2,006
5.891%, 09/01/2037, #946308	6,345	6,411
		18,855
Fixed Rate - 5.5%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
6.003%, 01/25/2012	6,531	6,567
Federal Home Loan Mortgage Corporation Pool
4.000%, 10/01/2010, #M80855 (c)	5,395	5,249
Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013 (c)	10,958	10,757
3.790%, 07/01/2013, #386314 (c)	9,361	8,725
4.500%, 11/01/2018, #357458 (c)	11,677	11,274
		42,572
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $61,885)		61,427

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.6%
Fixed Rate - 3.6%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (c)	5,612	5,603
Series 2780, Class QC
4.500%, 03/15/2017 (c)	10,203	10,060
Series 2750, Class HE
5.000%, 02/15/2019 (c)	5,930	5,807
Series 1167, Class E
7.500%, 11/15/2021	24	24
Series 1286, Class A
6.000%, 05/15/2022	75	75
Federal National Mortgage Association
Series 2003-4, Class PE
5.000%, 02/25/2018 (c)	6,805	6,484
Series 1990-89, Class K
6.500%, 07/25/2020	18	19

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $27,995)		28,072

Municipal Bond - 0.3%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $1,970)	1,970	1,996

Short-Term Investments - 0.7%
Money Market Fund - 0.6%	SHARES
First American Prime Obligations Fund, Class Z (g)	4,465,163	4,465

U.S. Treasury Obligation - 0.1%	PAR
U.S. Treasury Bill
4.650%, 10/04/2007 (h)	$1,225	1,225

Total Short-Term Investments
(Cost $5,690)		5,690

Investment Purchased with Proceeds from Securities Lending - 31.0%	SHARES
Mount Vernon Securities Lending Prime Portfolio (i)
(Cost $239,858)	239,858,179	239,858

Total Investments - 130.2%
(Cost $1,009,290)		1,009,017
Other Assets and Liabilities, Net - (30.2)%		(233,853)
Total Net Assets - 100.0%		$775,164

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under the guidelines established by the fund's board of directors.  As of September 30, 2007, the value of these investments was $66,168 or 8.5% of total net assets.

(b)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2007.
(c)	This security or a portion of this security is out on loan at September 30, 2007. Total loaned securities had a value of $234,796 at September 30, 2007.
(d)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e)
Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages.  The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets.  A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity.  The principal amount shown is the notional amount of the underlying mortgages.  Interest rate disclosed represents the coupon rate in effect as of September 30, 2007.

(f)	Security considered illiquid. As of September 30, 2007, the value of this investment was $30 or 0.0% of total net assets.
(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(h)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of September 30, 2007.
(i)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affilitated money market fund.

REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Eurodollar 90 Day Futures	152	$145,350	June 2008	$144
U.S. Treasury 2 Year Note Futures	(1,201)	(248,663)	December 2007	(592)
U.S. Treasury 5 Year Note Futures	1,088	116,450	December 2007	750
U.S. Treasury 10 Year Note Futures	160	17,485	December 2007	(56)
U.S. Treasury Long Bond Futures	(216)	(24,050)	December 2007	(34)
				$212

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	Constellation Energy Group, Inc.	Buy	0.240%	06/20/2012	$2,000	$15
Citigroup	Lehman Brothers Holdings	Buy	1.250%	12/20/2012	4,055	(74)
Citigroup	Ryland Group	Buy	1.250%	09/20/2012	1,750	86
Deutche Bank	Dow Jones CDX IG8 Index	Buy	0.350%	06/20/2012	7,800	(28)
Deutche Bank	Dow Jones CDX HVOL8 Index	Buy	0.750%	06/20/2012	8,500	219
J.P. Morgan	CenturyTel, Inc.	Buy	0.540%	09/20/2012	3,100	(16)
J.P. Morgan	Deutche Bank AG	Buy	0.525%	09/20/2012	800	(6)
J.P. Morgan	Sara Lee Corporation	Buy	0.500%	06/12/2012	2,800	(27)
J.P. Morgan	UBS AG	Buy	0.355%	09/20/2012	1,500	(8)
UBS	Amerisourcebergen Corporation	Buy	0.585%	09/20/2012	2,000	(8)
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	2,000	(1)
UBS	Constellation Energy Group, Inc.	Buy	0.230%	06/20/2012	2,000	16
UBS	McKesson Corporation	Buy	0.385%	09/20/2012	2,000	(14)
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	2,000	(17)
						$137

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Pay	5.470%	06/12/2009	$101,000	$1,219
Citigroup	3-Month LIBOR	Pay	4.718%	09/14/2009	62,000	11
Citigroup	3-Month LIBOR	Pay	4.625%	09/20/2009	41,000	(55)
Citigroup	3-Month LIBOR	Receive	5.060%	09/14/2017	15,000	178
Citigroup	3-Month LIBOR	Receive	5.110%	09/20/2017	10,000	78
J.P. Morgan	3-Month LIBOR	Pay	5.447%	06/20/2009	59,000	713
UBS	3-Month LIBOR	Pay	4.570%	10/02/2009	41,000	—
UBS	3-Month LIBOR	Receive	5.130%	10/02/2017	10,000	—
						$2,144

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Short Term Bond Fund
DESCRIPTION	PAR	VALUE +
Asset-Backed Securities - 44.2%
Automotive - 9.2%
Auto Bond Receivables Trust
Series 1993-I, Class A
6.125%, 11/15/2021 (a) (b) (c)	$106	$—
DaimlerChrysler Auto Trust
Series 2006-C, Class A3
5.020%, 07/08/2010	5,000	4,994
Ford Credit Auto Owner Trust
Series 2005-B, Class A3
4.170%, 01/15/2009	1,193	1,192
FTN Financial Auto Securitization Trust
Series 2004-A, Class B
3.000%, 06/15/2010 (d)	192	192
Harley-Davidson Motorcycle Trust
Series 2003-2, Class A2
2.070%, 02/15/2011	2,313	2,299
Hertz Vehicle Financing
Series 2005-2A, Class A2
4.930%, 02/25/2010 (d)	5,460	5,445
Honda Auto Receivables Owner Trust
Series 2007-3, Class A2
5.290%, 01/15/2010	5,000	5,003
Nissan Auto Receivables Owner Trust
Series 2006-B, Class A3
5.160%, 02/15/2010	6,000	5,995
Toyota Auto Receivables Owner Trust
Series 2003-B, Class A4
2.790%, 01/15/2010	463	463
Series 2003-A, Class A4
2.200%, 03/15/2010	352	351
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	7,000	6,974
		32,908
Commercial Mortgages - 18.3%
Banc of America Commercial Mortgage
Series 2004-4, Class A2
4.041%, 07/10/2042	4,042	3,996
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A1
5.920%, 10/15/2036	2,239	2,271
Commercial Mortgage Pass-Through Certificates
Series 2004-LB3A, Class A1
3.765%, 07/10/2037	2,103	2,087
Series 2004-RS1, Class A
4.018%, 03/03/2041 (d)	2,252	2,127
GE Capital Commercial Mortgage Corporation
Series 2001-2, Class A2
5.850%, 08/11/2033	5,309	5,370
GMAC Commercial Mortgage Securities
Series 1999-C1, Class A2
6.175%, 05/15/2033	5,388	5,438
Series 2004-C1, Class A2
4.100%, 03/10/2038	4,000	3,935
Greenwich Capital Commercial Funding
Series 2004-GG1, Class A2
3.835%, 06/10/2036	140	140
Series 2005-GG5, Class A2
5.117%, 04/10/2037	12,390	12,411
GS Mortgage Securities II
Series 2004-C1, Class A1
3.659%, 10/10/2028	5,424	5,349
Series 2003-C1, Class A2A
3.590%, 01/10/2040	8,211	8,159
JP Morgan Chase Commercial Mortgage Securities
Series 2001-CIB3, Class A2
6.044%, 11/15/2035	3,507	3,569
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	6,200	6,122
Series 2004-C2, Class A1
2.946%, 03/15/2029	5,076	4,957
		65,931
Credit Cards - 10.2%
American Express Issuance Trust
Series 2005-1, Class C
6.083%, 08/15/2011 (e)	905	881
Bank One Issuance Trust
Series 2004-B2, Class B2
4.370%, 04/15/2012	1,200	1,184
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	5,241	5,143
Citibank Credit Card Issuance Trust
Series 2006-A2, Class A2
4.850%, 02/10/2011	3,557	3,556
Series 2006-A4, Class A4
5.450%, 05/10/2013	5,245	5,328
Household Credit Card Master Note Trust I
Series 2006-1, Class A
5.100%, 06/15/2012	4,950	4,976
MBNA Credit Card Master Note Trust
Series 2005-A1, Class A1
4.200%, 09/15/2010	10,000	9,954
Series 2005-A7, Class A7
4.300%, 02/15/2011	4,000	3,977
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
6.153%, 05/15/2014 (d) (e)	1,855	1,791
		36,790
Equipment Lease - 0.7%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	2,550	2,566

Home Equity - 1.8%
Citicorp Residential Mortgage Securities Trust
Series 2006-1, Class A1
5.956%, 07/25/2036	2,178	2,168
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	2,133	2,090
Equivantage Home Equity Loan Trust
Series 1996-1, Class A
6.550%, 10/25/2025	76	76
Series 1996-4, Class A
7.250%, 01/25/2028	318	317
IMC Home Equity Loan Trust
Series 1998-3, Class A7
6.720%, 08/20/2029	1,816	1,813
New Century Home Equity Loan Trust
Series 1997-NC6, Class A7
7.690%, 01/25/2029 (e)	14	14
		6,478
Manufactured Housing - 0.9%
Origen Manufactured Housing
Series 2005-B, Class A2
5.247%, 12/15/2018	3,230	3,244

Other - 2.5%
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (d)	6,380	6,241
Series 2006-1, Class C
5.707%, 02/15/2036 (d)	2,750	2,723
		8,964
Utilities - 0.6%
Detroit Edison Securitization Funding
Series 2001-1, Class A3
5.875%, 03/01/2010	944	947
Public Service New Hampshire Funding
Series 2001-1, Class A2
5.730%, 11/01/2010	1,293	1,297
		2,244
Total Asset-Backed Securities
(Cost $159,443)		159,125

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 15.6%
Adjustable Rate (e) - 12.1%
Banc of America Mortgage Securities
Series 2004-F, Class 2A6
4.146%, 07/25/2034	3,000	2,955
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	3,411	3,381
Countrywide Home Loans
Series 2004-2, Class 2A1
5.273%, 02/25/2034	668	664
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.877%, 01/25/2035	2,175	2,140
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
5.723%, 07/19/2047	2,847	2,766
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.356%, 03/25/2035	796	796
JP Morgan Mortgage Trust
Series 2004-A1, Class 3A1
4.994%, 02/25/2034	1,694	1,675
Series 2006-A7, Class 3A4
5.945%, 01/25/2037	892	891
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	329	330
Washington Mutual
Series 2003-AR3, Class A5
3.927%, 04/25/2033	4,867	4,838
Series 2003-AR10, Class A6
4.060%, 10/25/2033	7,000	6,927
Series 2004-AR7, Class A6
3.941%, 07/25/2034	5,000	4,883
Series 2007-HY2, Class 3A2
5.942%, 09/25/2036	911	911
Wells Fargo Mortgage Backed Securities Trust
Series 2004-E, Class A5
3.662%, 05/25/2034	5,868	5,806
Series 2004-N, Class A3
4.133%, 08/25/2034	1,817	1,806
Series 2005-AR10, Class 2A5
4.109%, 06/25/2035	2,684	2,653
		43,422
Fixed Rate - 3.5%
ABN AMRO Mortgage
Series 2003-9, Class A6
4.750%, 08/25/2018	3,214	3,145
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	4,457	4,433
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,757	2,788
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (d)	1,688	1,656
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	632	628
		12,650
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $56,007)		56,072

U.S. Government Agency Mortgage-Backed Securities - 12.5%
Adjustable Rate (e) - 8.2%
Federal Home Loan Mortgage Corporation Pool
7.250%, 12/01/2026, #756591	821	838
6.983%, 01/01/2029, #846946 (f)	595	598
7.045%, 10/01/2029, #786853	333	336
7.222%, 04/01/2030, #972055 (f)	381	392
6.803%, 05/01/2030, #847014 (f)	436	439
6.216%, 06/01/2031, #847367	282	285
7.020%, 08/01/2032, #847331 (f)	2,720	2,766
7.078%, 09/01/2032, #847652	1,919	1,941
7.106%, 10/01/2032, #847063 (f)	329	337
4.223%, 05/01/2033, #780456	1,650	1,661
Federal National Mortgage Association Pool
7.008%, 11/01/2025, #433988 (f)	789	790
7.125%, 02/01/2028, #415285	58	58
6.991%, 10/01/2030, #847241 (f)	2,396	2,448
6.118%, 06/01/2031, #625338 (f)	558	565
6.912%, 12/01/2031, #535363 (f)	1,795	1,839
7.103%, 03/01/2032, #545791	103	104
7.110%, 05/01/2032, #634948 (f)	257	259
7.176%, 05/01/2032, #545717	662	667
4.476%, 10/01/2032, #661645 (f)	508	514
4.703%, 12/01/2032, #671884	1,389	1,395
7.172%, 04/01/2034, #775389	227	226
4.266%, 07/01/2034, #795242 (f)	4,004	3,984
7.172%, 08/01/2036, #555369	459	466
Government National Mortgage Association Pool
5.750%, 08/20/2021, #8824	208	210
5.750%, 07/20/2022, #8006 (f)	266	268
5.750%, 09/20/2025, #8699	137	138
5.375%, 04/20/2026, #8847	123	124
5.750%, 08/20/2027, #80106	39	40
6.375%, 01/20/2028, #80154	67	68
5.375%, 05/20/2029, #80283 (f)	268	270
5.875%, 11/20/2030, #80469 (f)	290	292
5.375%, 04/20/2031, #80507 (f)	166	168
5.500%, 08/20/2031, #80535 (f)	567	572
6.500%, 02/20/2032, #80580 (f)	134	136
5.642%, 08/01/2037, #888612 (f)	4,000	4,028
		29,222
Fixed Rate - 4.3%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.837%, 01/25/2012	3,628	3,648
Federal Home Loan Mortgage Corporation Pool
7.750%, 07/01/2009, #184513	3	3
Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013 (f)	6,710	6,587
5.500%, 05/01/2012, #254340 (f)	936	943
5.000%, 03/01/2013, #254682 (f)	584	583
4.000%, 12/01/2013, #255039 (f)	3,963	3,866
		15,630
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $45,014)		44,852

U.S. Government & Agency Securities - 11.0%
U.S. Agency Debentures - 6.5%
Federal National Mortgage Association
5.400%, 02/01/2008 (f)	6,000	6,009
4.000%, 09/02/2008 (f)	10,000	9,944
4.250%, 05/15/2009 (f)	7,500	7,480
		23,433
U.S. Treasuries - 4.5%
U.S. Treasury Notes
4.750%, 02/28/2009 (f)	8,605	8,695
3.000%, 07/15/2012 (f) (g)	7,212	7,506
		16,201
Total U.S. Government & Agency Securities
(Cost $39,617)		39,634

Corporate Bonds - 10.7%
Banking - 1.5%
HSBC Finance
6.750%, 05/15/2011	2,345	2,446
Popular North America
3.875%, 10/01/2008	2,925	2,872
		5,318
Basic Industry - 0.1%
Georgia-Pacific
8.125%, 05/15/2011	500	508

Brokerage - 0.5%
Morgan Stanley
4.000%, 01/15/2010 (f)	2,000	1,954

Communications - 1.1%
Comcast Cable Communications
6.875%, 06/15/2009	2,305	2,368
Vodafone Airtouch
7.750%, 02/15/2010	1,500	1,584
		3,952
Consumer Cyclical - 1.8%
Ford Motor Credit
6.625%, 06/16/2008 (f)	2,500	2,481
Harrah's Operating Company
5.500%, 07/01/2010	2,000	1,920
Quest Diagnostic
5.125%, 11/01/2010	1,990	1,987
		6,388
Consumer Noncyclical - 0.1%
Constellation Brands
7.250%, 05/15/2017 (d)	390	390

Electric - 0.7%
MidAmerican Energy Holdings
3.500%, 05/15/2008	2,500	2,471

Finance - 1.6%
American Express Travel
5.250%, 11/21/2011 (d)	2,450	2,447
Ameriprise Financial
5.350%, 11/15/2010	1,000	1,007
International Lease Finance
5.000%, 04/15/2010	2,525	2,514
		5,968
Real Estate - 0.7%
Istar Financial - REIT
6.000%, 12/15/2010	2,500	2,430

Technology - 2.0%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,507
Electronic Data Systems
7.125%, 10/15/2009	2,000	2,036
Jabil Circuit
5.875%, 07/15/2010	2,295	2,316
Motorola
8.000%, 11/01/2011	1,200	1,310
		7,169
Transportation - 0.6%
FedEx
5.500%, 08/15/2009 (f)	2,000	2,022

Total Corporate Bonds
(Cost $38,654)		38,570

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 4.5%
Fixed Rate - 4.5%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (f)	4,036	4,029
Series 2780, Class QC
4.500%, 03/15/2017 (f)	5,000	4,930
Series 1022, Class J
6.000%, 12/15/2020	37	37
Series 2738, Class UA
3.570%, 12/15/2023 (f)	2,485	2,455
Series 2589, Class GK
4.000%, 03/15/2026 (f)	1,421	1,411
Federal National Mortgage Association
Series 1992-150, Class MA
5.500%, 09/25/2022	104	104
Series 2004-90, Class GA
4.350%, 03/25/2034	3,523	3,429
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $16,366)		16,395

Short-Term Investments - 0.2%	SHARES
Money Market Fund - 0.1%
First American Prime Obligations Fund, Class Z (h)	296,697	297

U.S. Treasury Obligation - 0.1%	PAR
U.S. Treasury Bill
4.662%, 10/04/2007 (i)	$395	395
Total Short-Term Investments
(Cost $692)		692

Investment Purchased with Proceeds from Securities Lending - 26.9%	SHARES
Mount Vernon Securities Lending Prime Portfolio (j)
(Cost $96,686)	96,686,231	96,686

Total Investments - 125.6%
(Cost $452,479)		452,026
Other Assets and Liabilities, Net - (25.6)%		(92,079)
Total Net Assets - 100.0%		$359,947

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held a fair valued security disclosed in footnote (a).

(a)	Security is fair valued and illiquid. As of September 30, 2007, the fair value of this investment was $0 or 0.0% of total net assets.
(b)	Security in default at September 30, 2007.
(c)	Non-income producing security.
(d)
Security purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under guidelines established by the fund's board of directors.  As of September 30, 2007, the value of these investments was $23,012 or 6.4% of total net assets.

(e)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2007.
(f)	This security or a portion of this security is out on loan at September 30, 2007. Total loaned securities had a value of $93,753 at September 30, 2007.
(g)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(i)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of September 30, 2007.
(j)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market.

REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Euro Currency Futures	14	$2,501	December 2007	$57
Eurodollar 90 Day Futures	73	69,806	June 2008	69
Japanese Yen Currency Futures	12	1,320	December 2007	3
Swiss Franc Currency Futures	9	973	December 2007	14
U.S. Treasury 2 Year Note Futures	(33)	(6,833)	December 2007	(36)
U.S. Treasury 5 Year Note Futures	(261)	(27,935)	December 2007	(15)
U.S. Treasury 10 Year Note Futures	(36)	(3,934)	December 2007	(8)
				$84

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	Constellation Energy Group, Inc.	Buy	0.240%	06/20/2012	$1,000	$8
Citigroup	Lehman Brothers Holdings	Buy	1.250%	12/20/2012	1,900	(35)
Citigroup	Ryland Group	Buy	1.250%	09/20/2012	900	44
Deutsche Bank	Dow Jones CDX HVOL8 Index	Buy	0.750%	06/20/2012	4,300	111
Deutsche Bank	Dow Jones CDX IG8 Index	Buy	0.350%	06/20/2012	3,700	(13)
Deutsche Bank	Dow Jones CDX XO8 Index	Buy	1.400%	06/20/2012	900	14
J.P. Morgan	CenturyTel, Inc.	Buy	0.540%	09/20/2012	1,515	(8)
J.P. Morgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	700	(5)
J.P. Morgan	Dow Jones CDX IG7 Index	Sell	0.250%	12/20/2009	25,000	(133)
J.P. Morgan	Sara Lee Corporation	Buy	0.500%	06/12/2012	1,330	(13)
J.P. Morgan	UBS AG	Buy	0.355%	09/20/2012	1,100	(6)
UBS	Amerisourcebergen Corporation	Buy	0.585%	09/20/2012	1,000	(4)
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	1,000	(1)
UBS	Constellation Energy Group, Inc.	Buy	0.230%	06/20/2012	1,000	8
UBS	Dow Jones CDX HY8 Index	Buy	2.750%	06/20/2012	1,800	27
UBS	Dow Jones CDX XO8 Index	Buy	1.400%	06/20/2012	2,000	39
UBS	McKesson Corporation	Buy	0.385%	09/20/2012	1,000	(7)
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	1,000	(9)
						$17

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund

DESCRIPTION	PAR	VALUE+
U.S. Government Agency Mortgage-Backed Securities - 27.5%
Adjustable Rate (a) - 3.5%
Federal Home Loan Mortgage Corporation Pool
6.696%, 10/01/2029, #1L0117	$962	$985
6.570%, 07/01/2030, #847240 (b)	1,085	1,095
5.682%, 05/01/2033, #847411	826	836
5.778%, 07/01/2036, #1K1238 (b)	3,071	3,090
5.630%, 05/01/2037, #1H1396 (b)	7,773	7,803
Federal National Mortgage Association Pool
7.140%, 09/01/2033, #725553	475	485
5.267%, 11/01/2034, #735054 (b)	1,658	1,644
6.939%, 01/01/2035, #745548	993	1,006
5.310%, 12/01/2035, #850865 (b)	6,056	6,032
5.642%, 08/01/2037, #888612 (b)	9,019	9,083
		32,059
Fixed Rate - 24.0%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, #M90808 (b)	1,374	1,360
5.000%, 09/01/2018, #E99575	1,047	1,029
5.500%, 12/01/2020, #G11810 (b)	2,877	2,870
6.500%, 07/01/2031, #A17212 (b)	3,179	3,258
7.000%, 08/01/2037, #H09059 (c)	6,232	6,388
Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013 (b)	5,000	4,908
5.500%, 12/01/2018, #735575 (b)	1,606	1,609
5.500%, 01/01/2020, #735386 (b)	1,214	1,214
5.500%, 06/01/2020, #735792 (b)	1,034	1,033
5.000%, 12/01/2020, #745079 (b)	17,781	17,434
5.000%, 02/01/2021, #745279 (b)	1,788	1,753
5.000%, 01/01/2022, #899008 (b)	5,568	5,459
5.000%, 02/01/2022, #912554 (b)	2,085	2,044
5.000%, 03/01/2022, #899298 (b)	5,696	5,583
5.500%, 08/01/2022, #949331 (b)	5,313	5,300
5.500%, 02/01/2025, #255628 (b)	2,663	2,633
5.500%, 10/01/2025, #255956 (b)	13,211	13,051
5.500%, 03/01/2027, #256640 (b)	9,645	9,517
6.000%, 04/01/2032, #745101 (b)	1,027	1,044
5.500%, 06/01/2033, #843435 (b)	1,139	1,119
5.000%, 10/01/2033, #741897 (b)	1,308	1,253
5.500%, 10/01/2033, #555800 (b)	3,368	3,308
5.500%, 11/01/2033, #555967 (b)	6,227	6,117
5.000%, 03/01/2034, #725205 (b)	1,210	1,158
5.000%, 03/01/2034, #725250 (b)	1,090	1,044
6.000%, 03/01/2034, #745324 (b)	2,002	2,016
5.500%, 04/01/2034, #725424 (b)	2,950	2,898
5.000%, 05/01/2034, #255189 (b)	15,847	15,156
5.000%, 05/01/2034, #725456	1,074	1,027
5.000%, 06/01/2034, #782909 (b)	838	801
5.500%, 08/01/2034, #745563 (b)	2,037	2,001
5.500%, 09/01/2034, #725773	1,898	1,863
6.000%, 04/01/2035, #735503 (b)	3,201	3,217
5.500%, 05/01/2035, #735500 (b)	27,172	26,647
5.500%, 08/01/2035, #829679 (b)	4,505	4,418
5.500%, 09/01/2035, #842230 (b)	2,322	2,277
5.500%, 10/01/2035, #735899	2,760	2,709
6.000%, 01/01/2036, #831215 (b)	2,971	2,978
6.000%, 01/01/2036, #852347	2,951	2,956
5.500%, 03/01/2036, #745354	131	128
6.500%, 04/01/2036, #831377 (b)	1,356	1,381
6.500%, 04/01/2036, #852909	877	893
6.500%, 07/01/2036, #831683 (b)	2,120	2,159
6.500%, 08/01/2036, #893318 (b)	1,889	1,924
6.500%, 09/01/2036, #745875 (b)	6,121	6,233
6.500%, 09/01/2036, #897129 (b)	15,810	16,100
6.000%, 11/01/2036, #870962 (b)	7,855	7,868
6.000%, 11/01/2036, #902786 (b)	5,747	5,757
5.500%, 01/01/2037, #906059 (b)	5,838	5,719
6.000%, 09/01/2037, #256890 (c)	2,950	2,930
		223,542
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $256,984)		255,601

Asset-Backed Securities - 21.5.%
Automotive - 0.9%
FTN Financial Auto Securitization Trust
Series 2004-A, Class A
2.500%, 06/15/2010 (d)	579	578
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	1,190	1,186
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (d)	2,690	2,672
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	4,255	4,239
		8,675
Commercial Mortgages - 16.4%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.930%, 05/10/2045	785	800
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040	8,765	8,704
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (d)	1,805	1,822
Series 2004-RS1, Class A
4.018%, 03/03/2041 (d)	3,640	3,438
Series 2005-LP5, Class A2
4.630%, 05/10/2043	5,738	5,686
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	114	114
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	7,405	7,368
GMAC Commercial Mortgage Securities
Series 2005-C1, Class A2
4.471%, 05/10/2043	14,395	14,215
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	1,500	1,462
Series 2005-GG5, Class A2
5.117%, 04/10/2037	13,625	13,649
Series 2005-GG5, Class A5
5.224%, 04/10/2037	7,159	7,057
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.506%, 04/10/2038	9,450	9,553
Series 2006-GG8, Class A2
5.479%, 11/10/2039	13,440	13,558
Series 2006-GG8, Class A4
5.560%, 11/10/2039	10,150	10,158
Series 2006-RR2, Class A1
5.811%, 06/23/2046 (d)	3,230	3,055
Series 2006-RR3, Class A1S
5.760%, 07/18/2056 (d)	4,310	4,005
Series 2007-GG10, Class A4
5.993%, 08/10/2045 (b)	14,910	15,164
J.P. Morgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4
5.345%, 12/15/2044 (a)	1,510	1,493
Series 2007-CB20, Class AJ
6.099%, 02/12/2051	4,165	4,219
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2
3.246%, 03/15/2029	10,000	9,768
Series 2005-C7, Class A2
5.103%, 11/15/2030	2,500	2,504
Morgan Stanley Capital I
Series 2003-IQ6, Class A4
4.970%, 12/15/2041	5,112	4,995
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	6,440	6,638
Wachovia Commercial Mortgage Trust
Series 2007-C33, Class AJ
5.903%, 07/15/2017	2,745	2,721
		152,146
Credit Cards - 2.8%
American Express Issuance Trust
Series 2005-1, Class C
6.083%, 08/15/2011 (a)	2,250	2,190
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014	12,865	13,108
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%, 07/15/2020	3,485	3,513
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	1,860	1,890
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,655	3,646
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
6.153%, 05/15/2014 (a) (d)	2,150	2,076
		26,423
Home Equity - 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 (d)	218	202

Manufactured Housing - 0.3%
Green Tree Financial
Series 1996-8, Class A7
8.050%, 10/15/2027	335	351
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	1,998	1,990
		2,341
Other - 0.4%
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016	4,079	4,081

Recreational Vehicles - 0.1%
J.P. Morgan RV Marine Trust
Series 2004-1A, Class A1
3.120%, 04/15/2011 (d)	419	417

Utilities - 0.6%
PG & E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	5,655	5,686

Total Asset-Backed Securities
(Cost $199,669)		199,971

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 17.3%
Adjustable Rate (a) - 7.1%
Chase Mortgage Finance
Series 2003-S13, Class A16
5.000%, 11/25/2033	7,576	7,211
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.388%, 10/25/2034	10,368	10,395
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	1,750	1,735
Countrywide Home Loans
Series 2006-HYB5, Class 3A1A
5.982%, 09/20/2036	7,302	7,366
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.735%, 12/19/2033	2,375	2,325
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.877%, 01/25/2035	2,225	2,188
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
5.723%, 07/19/2047	6,772	6,580
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.356%, 03/25/2035	915	916
JP Morgan Mortgage Trust
Series 2004-A1, Class 3A1
4.994%, 02/25/2034	4,055	4,010
Series 2006-A7, Class 3A4
5.945%, 01/25/2037	3,185	3,179
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.877%, 08/25/2036	2,898	2,899
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.952%, 10/20/2035	1,271	1,272
Washington Mutual
Series 2003-AR1, Class A5
3.970%, 03/25/2033	1,077	1,074
Series 2003-AR10, Class A6
4.060%, 10/25/2033	5,082	5,029
Series 2004-AR7, Class A6
3.941%, 07/25/2034	2,630	2,569
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR10, Class 2A5
4.109%, 06/25/2035	3,268	3,230
Series 2006-AR1, Class 2A2
5.553%, 03/25/2036	4,104	4,082
		66,060
Fixed Rate - 10.2%
ABN AMRO Mortgage
Series 2003-7, Class A1
4.750%, 07/25/2018	2,671	2,627
Banc of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.507%, 04/25/2037	2,588	2,612
Chase Mortgage Finance
Series 2003-S12, Class 1A1
4.750%, 12/25/2018	2,555	2,503
Series 2003-S11, Class 1A1
5.000%, 10/25/2033	2,755	2,612
Chaseflex Trust
Series 2005-2, Class 4A1
5.000%, 05/25/2020	5,312	5,174
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	1,340	1,333
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	1,324	1,293
Series 2004-24CB, Class 2A1
5.000%, 11/25/2019	1,694	1,654
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,573	2,602
Countrywide Home Loans
Series 2004-2, Class 2A1
5.273%, 02/25/2034	1,829	1,818
Series 2007-17, Class 1A1
6.000%, 10/25/2037	7,811	7,696
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	1,927	1,924
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (d)	3,920	3,845
First Horizon Mortgage Pass-Through Trust
Series 2003-7, Class 2A1
4.500%, 09/25/2018	7,342	7,122
Series 2004-4, Class 2A1
4.500%, 07/25/2019	599	596
GMAC Mortgage Corporation Loan Trust
Series 2003-J4, Class 3A1
4.750%, 09/25/2018	7,179	6,959
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.983%, 03/25/2043	3,034	3,018
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	919	914
Series 2005-4F, Class B1
5.729%, 05/25/2035	2,354	2,184
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.147%, 11/25/2034	2,761	2,779
Residential Accredit Loans
Series 2005-QS12, Class A7
5.500%, 08/25/2035	3,499	3,503
Residential Funding Mortgage Securities I
Series 2004-S9, Class 2A1
4.750%, 12/25/2019	1,404	1,365
Washington Mutual
Series 2002-S8, Class 2A7
5.250%, 01/25/2018	6,232	6,131
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	1,988	1,972
Washington Mutual MSC Mortgage Pass-Through Trust
Series 2004-RA3, Class 2A
6.389%, 08/25/2038	2,431	2,457
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2
5.000%, 07/25/2019	5,082	4,966
Series 2004-8, Class A1
5.000%, 08/25/2019	2,951	2,882
Series 2005-13, Class A1
5.000%, 11/25/2020	975	955
Series 2005-3, Class A9
5.500%, 05/25/2035	3,825	3,023
Series 2007-13, Class A8
6.000%, 09/25/2037	6,332	6,233
		94,752
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $160,304)		160,812

Corporate Bonds - 14.6%
Banking - 0.6%
J.P. Morgan Chase
5.150%, 10/01/2015	2,995	2,872
SOC General Real Estate
7.640%, 12/29/2049 (a) (d)	1,465	1,465
Wells Fargo Capital X
5.950%, 12/15/2036	945	867
		5,204
Basic Industry - 1.6%
Celulosa Arauco Y Constitucion
8.625%, 08/15/2010	1,500	1,630
Evraz Group
8.250%, 11/10/2015 (d) (e)	700	703
FMG Finance
10.000%, 09/01/2013 (d) (e)	1,185	1,296
Freeport-McMoran Copper & Gold
8.375%, 04/01/2017	1,745	1,906
Georgia-Pacific
7.125%, 01/15/2017 (d)	1,200	1,161
Griffin Coal Mining
9.500%, 12/01/2016 (d)	1,410	1,403
Noble Group Limited
6.625%, 03/17/2015 (d) (e)	1,415	1,316
Sino Forest
9.125%, 08/17/2011 (d) (e)	1,170	1,237
Southern Copper
7.500%, 07/27/2035	1,265	1,374
Teck Cominco Limited
6.125%, 10/01/2035	1,575	1,475
Vale Overseas
6.250%, 01/11/2016	1,020	1,027
		14,528
Brokerage - 0.9%
Lehman Brothers Holdings
5.750%, 01/03/2017	2,355	2,264
Merrill Lynch
6.050%, 05/16/2016	2,835	2,831
Morgan Stanley
5.375%, 10/15/2015	3,895	3,738
		8,833
Capital Goods - 0.1%
Siemens Financiering
6.125%, 08/17/2026 (d)	1,350	1,355

Communications - 0.4%
Telecom Italia Capital
4.000%, 11/15/2008	1,170	1,154
Telefonica Emisones
6.221%, 07/03/2017 (b)	1,205	1,217
Vimpelcom
8.250%, 05/23/2016 (d) (e)	1,110	1,141
		3,512
Consumer Cyclical - 0.6%
Galaxy Entertainment
9.875%, 12/15/2012 (d) (e)	575	592
Home Depot
5.875%, 12/16/2036	1,540	1,315
Lippo Karwaci Finance
8.875%, 03/09/2011 (e)	1,075	1,041
Shimao Property Holdings
8.000%, 12/01/2016 (d)	1,110	1,099
Viacom
6.875%, 04/30/2036	1,975	1,967
		6,014
Consumer Non Cyclical - 0.7%
Constellation Brands
7.250%, 05/15/2017 (d)	1,700	1,700
Fisher Scientific International
6.750%, 08/15/2014	785	790
Omnicare
6.750%, 12/15/2013	1,670	1,557
Sadia Overseas
6.875%, 05/24/2017 (b) (d) (e)	1,000	983
Vitro
9.125%, 02/01/2017 (e)	1,265	1,243
		6,273
Electric - 1.7%
Dynegy Holdings
7.750%, 06/01/2019 (d)	1,385	1,324
Edison Mission Energy
7.500%, 06/15/2013	1,060	1,086
Florida Power & Light
5.650%, 02/01/2037	2,335	2,196
ISA Capital Brasil
8.800%, 01/30/2017 (b) (d) (e)	1,400	1,466
MidAmerican Energy Holdings
6.125%, 04/01/2036	2,630	2,553
Ohio Power, Series K
6.000%, 06/01/2016	1,685	1,693
Oncor Electric Delivery
7.000%, 05/01/2032	2,210	2,226
Pacific Gas & Electric
6.050%, 03/01/2034	1,590	1,562
Virginia Electric Power
5.950%, 09/15/2017	1,550	1,548
		15,654
Energy - 1.4%
Gazprom International
7.201%, 02/01/2020 (d)	1,908	1,958
Lukoil International Finance
6.356%, 06/07/2017 (d)	670	643
6.656%, 06/07/2022 (b) (d)	2,585	2,446
Mariner Energy
7.500%, 04/15/2013	1,530	1,484
Pioneer Natural Resource
6.650%, 03/15/2017	1,655	1,547
Tengizcheveroil Finance
6.124%, 11/15/2014 (d)	1,250	1,231
Tesoro
6.625%, 11/01/2015	1,315	1,315
TNK-BP Finance
6.625%, 03/20/2017 (d)	1,100	1,025
Whiting Petroleum
7.000%, 02/01/2014	1,650	1,584
		13,233
Finance - 1.0%
Capital One Financial
6.150%, 09/01/2016	2,265	2,209
Janus Capital Group
6.700%, 06/15/2017	1,700	1,715
SLM, Series MTN
5.400%, 10/25/2011	1,935	1,807
Transcapitalinvest
5.670%, 03/05/2014 (d)	3,490	3,404
		9,135
Insurance - 0.5%
Allied World Assurance
7.500%, 08/01/2016	3,070	3,218
Unumprovident
5.997%, 05/15/2008	1,040	1,040
		4,258
Natural Gas - 0.3%
Enterprise Products
8.375%, 08/01/2066	860	884
Southern Union
7.200%, 11/01/2066	715	718
Transport De Gas Del Sur
7.875%, 05/14/2017 (d) (e)	1,250	1,155
		2,757
Real Estate - 0.8%
Greentown China Holdings
9.000%, 11/08/2013 (b) (d) (e)	1,685	1,660
Health Care Properties - REIT
Series MTN,
6.300%, 09/15/2016	2,620	2,571
Prologis 2006 - REIT
5.750%, 04/01/2016	3,395	3,273
		7,504
Sovereigns - 2.7%
Bundesrepublic Deutschland
3.250%, 07/04/2015 (f)	EUR 5,100	6,787
United Kingdom Gilt Treasury
4.750%, 09/07/2015 (f)	GBP 3,900	7,836
4.750%, 03/07/2020 (f)	GBP 4,400	8,837
United Mexican States
5.625%, 01/15/2017 (b)	$1,735	1,730
		25,190
Technology - 1.1%
Celestica
7.875%, 07/01/2011 (e)	1,840	1,771
Chartered Semiconductor
6.375%, 08/03/2015	590	586
IBM
5.700%, 09/14/2017	2,140	2,151
Jabil Circuit
5.875%, 07/15/2010	3,035	3,063
LG Electronics
5.000%, 06/17/2010 (d)	785	777
Seagate Technology
6.375%, 10/01/2011 (b) (e)	1,810	1,778
		10,126
Transportation - 0.2%
BLT Finance BV
7.500%, 05/15/2014 (d)	1,450	1,359
Ultrapetrol
9.000%, 11/24/2014 (e)	900	861
		2,220
Total Corporate Bonds
(Cost $136,869)		135,796

U.S. Government & Agency Securities - 10.1%
U.S. Treasuries - 10.1%
U.S. Treasury Bond (STRIPS)
0.000%, 02/15/2023 (b) (g)	16,065	7,486
U.S. Treasury Bonds
6.250%, 08/15/2023 (b)	2,570	2,952
6.875%, 08/15/2025 (b)	9,940	12,260
5.250%, 11/15/2028 (b)	8,000	8,385
4.500%, 02/15/2036 (b)	9,960	9,443
4.750%, 02/15/2037 (b)	8,065	7,953
U.S. Treasury Notes
4.625%, 08/31/2011 (b)	2,195	2,234
4.625%, 07/31/2012 (b)	25,100	25,537
2.625%, 07/15/2017 (b)	17,141	17,669

Total U.S. Government & Agency Securities
(Cost $93,580)		93,919

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 2.8%
Fixed Rate - 2.8%
Federal Home Loan Mortgage Corporation
Series 2937, Class JD,
5.000%, 03/15/2028 (b)	4,000	3,993
Series 2690, Class OE,
5.000%, 11/15/2028 (b)	4,000	3,973
Series 2901, Class UB,
5.000%, 03/15/2033 (b)	5,000	4,803
Federal National Mortgage Association
Series 2005-44, Class PC,
5.000%, 11/25/2027 (b)	7,750	7,718
Series 2003-81, Class MB,
5.000%, 05/25/2029 (b)	3,375	3,365
Series 2005-62, Class JE,
5.000%, 06/25/2035	2,371	2,351

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $25,970)		26,203
	SHARES
Common Stocks - 0.5%
Energy - 0.5%
Baytex Energy Trust (b)	37,859	770
Canadian Oil Sands Trust, ADR	11,346	376
Canetic Resources Trust (b)	60,340	924
Harvest Energy Trust (b)	17,418	469
Penn West Energy Trust	22,095	687
Peyto Energy Trust (b) (f)	23,000	411
Provident Energy Trust (b)	65,800	835

Total Common Stocks
(Cost $4,222)		4,472

Preferred Stock - 0.2%
Insurance - 0.2%
Aspen Insurance Holdings
(Cost $2,219)	84,500	2,020

Municipal Bond - 0.2%	PAR
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $1,855)	$1,855	1,879

Convertible Securities - 0.2%
Basic Industry - 0.1%
Coeur d'Alene Mines
1.250%, 01/15/2024 (b)	1,200	1,074
Energy - 0.1%
Headwaters
2.875%, 06/01/2016 (b)	715	624

Total Convertible Securities
(Cost $1,806)		1,698

	CONTRACTS
Options Purchased - 0.0%
Call Options Purchased - 0.0%
3 Month Euro Euribor Interest Rate Future, December 2007
Futures Call
Expires 12/17/2007
Exercise Price $95.875	860	23
U.S. 10 Year Note Futures, December 2007
Futures Call
Expires 11/20/2007
Exercise Price $110.50	347	174

Total Purchased Options
(Cost $275)		197

Short-Term Investments - 5.7%	SHARES
Money Market Fund - 5.4%
First American Prime Obligations Fund, Class Z (h)	50,374,295	50,374
U.S. Treasury Obligation - 0.3%

U.S. Treasury Bill	PAR
4.650%, 10/04/2007 (i)	$2,575	2,574

Total Short-Term Investments
(Cost $52,949)		52,948

Investment Purchased with Proceeds from Securities Lending - 40.1%	SHARES
Mount Vernon Securities Lending Prime Portfolio (j)
(Cost $373,025)	373,024,979	373,025

Total Investments - 140.7%
(Cost $1,309,727)		1,308,541
Other Assets and Liabilities, Net - (40.7)%		(378,655)
Total Net Assets - 100.0%		$929,886

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.

(a)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2007.
(b)	This security or a portion of this security is out on loan at September 30, 2007. Total loaned securities had a market value of $364,172 at September 30, 2007.
(c)	Security purchased on a when-issued basis. On September 30, 2007, the total cost of investments purchased on a when-issued basis was $9,303 or 1.0% of total net assets.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid under the guidelines established by the fund's board of directors.  As of September 30, 2007, the value of these investments was $56,009 or 6.0% of total net assets.

(e)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On September 30, 2007, the value of these investments was $18,243, which represents 2.0% of total net assets.
(f)	Foreign denominated security values are stated in U.S. dollars. Principal amounts are U.S. dollars unless otherwise noted.
(g)	Principal Only.
(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(i)	Security has been deposited as initial margin on open futures contracts and swap agreements. Rate shown is the rate in effect at September 30, 2007.
(j)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
STRIPS - Separate Trading of Registered Interest and Principal Securities

Schedule of Open Futures Contracts	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

British Pounds Currency Futures	(125)	$(15,952)	December 2007	$(116)
Euro Euribor 3 Month Interest Rate Futures	142	193,664	March 2008	(3)
Euro Currency Futures	110	19,653	December 2007	406
Eurodollar 90 Day Futures	446	426,488	June 2008	(111)
Japanese Yen Currency Futures	152	16,714	December 2007	42
Long Gilt Futures	58	12,690	December 2007	(116)
Sterling 90 Day Futures	(192)	(184,552)	December 2007	(58)
Swiss Franc Currency Futures	206	22,261	December 2007	292
U.S. Treasury 2 Year Note Futures	(1,153)	(238,725)	December 2007	(681)
U.S. Treasury 5 Year Note Futures	323	34,571	December 2007	59
U.S. Treasury 10 Year Note Futures	170	18,578	December 2007	(88)
U.S. Treasury Long Bond Futures	(231)	(25,720)	December 2007	123
				$(251)

Credit Default Swap Agreements
						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	Constellation Energy Group, Inc.	Buy	0.240%	06/20/2012	$1,900	$14
Citigroup	Lehman Brothers Holdings	Buy	1.250%	12/20/2012	4,675	(85)
Citigroup	Ryland Group	Buy	1.250%	09/20/2012	2,000	98
Deutsche Bank	Dow Jones CDX HVOL8 Index	Buy	0.750%	06/20/2012	7,500	193
Deutsche Bank	Dow Jones CDX HY8 Index	Buy	2.750%	06/20/2012	6,000	(283)
Deutsche Bank	Dow Jones CDX IG8 Index	Buy	0.350%	06/20/2012	30,000	(70)
Deutsche Bank	Dow Jones CDX XO8 Index	Buy	1.400%	06/20/2012	4,000	77
J.P. Morgan	CenturyTel, Inc.	Buy	0.540%	09/20/2012	3,275	(17)
J.P. Morgan	Dow Jones CDX EM8 Index	Buy	1.750%	12/20/2012	8,300	10
J.P. Morgan	Dow Jones CDX HY8 Index	Buy	2.750%	06/20/2012	13,500	401
J.P. Morgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	2,700	(20)
J.P. Morgan	Philippines Government International Bond	Buy	2.000%	09/20/2012	8,200	(216)
J.P. Morgan	Sara Lee Corporation	Buy	0.500%	06/12/2012	2,800	(27)
J.P. Morgan	Turkey Government International Bond	Buy	1.870%	12/20/2011	4,300	(65)
J.P. Morgan	UBS AG	Buy	0.355%	09/20/2012	4,400	(23)
UBS	Amerisourcebergen Corporation	Buy	0.585%	09/20/2012	2,000	(8)
UBS	Brazil Government International Bond	Buy	1.170%	08/20/2012	8,700	(128)
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	2,000	(2)
UBS	Constellation Energy Group, Inc.	Buy	0.230%	06/20/2012	1,900	15
UBS	Dow Jones CDX EM8 Index	Buy	1.750%	12/20/2012	5,500	7
UBS	Dow Jones CDX HY8 Index	Buy	2.750%	06/20/2012	24,700	498
UBS	McKesson Corporation	Buy	0.385%	09/20/2012	2,000	(14)
UBS	Turkey Government International Bond	Buy	1.480%	07/20/2012	4,100	29
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	2,325	(20)
						$364

Interest Rate Swap Agreements
		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Receive	5.110%	09/20/2017	$12,000	$94
Citigroup	3-Month LIBOR	Pay	4.625%	09/20/2009	48,000	(65)
Citigroup	3-Month LIBOR	Pay	5.470%	06/12/2009	107,000	1,291
Citigroup	3-Month LIBOR	Receive	5.060%	09/14/2017	21,000	249
Citigroup	3-Month LIBOR	Pay	4.718%	09/14/2009	84,000	15
J.P. Morgan	3-Month LIBOR	Pay	5.447%	06/20/2009	61,000	737
UBS	3-Month LIBOR	Pay	5.590%	06/25/2012	33,000	1,019
UBS	3-Month LIBOR	Receive	5.153%	10/02/2017	12,000	—
UBS	3-Month LIBOR	Pay	4.568%	10/02/2009	49,000	—
						$3,340

Schedule of Open Written Call Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

Euro Euribor 3 Month Interest Rate Futures - December 2007	$96.13	$9	12/17/2007	69	$1
U.S. Treasury 10 Year Note Futures - December 2007	112.00	48	11/20/2007	174	35
					$36

Schedule of Investments September 30, 2007 (unaudited), all dollars are rounded to thousands (000)

U.S. Government Mortgage Fund

DESCRIPTION	PAR	VALUE +
U.S. Government Agency Mortgage-Backed Securities - 85.8%
Adjustable Rate (a) - 5.9%
Federal Home Loan Mortgage Corporation Pool
5.630%, 05/01/2037, #1H1396 (b)	$3,150	$3,162
Federal National Mortgage Association Pool
5.463%, 03/01/2037, #914224	2,804	2,816
5.493%, 04/01/2037, #913187	2,794	2,798
		8,776
Fixed Rate - 79.9%
Federal Home Loan Mortgage Corporation Pool
7.500%, 04/01/2008, #E45929	3	3
7.000%, 07/01/2011, #E20252	20	20
7.000%, 11/01/2011, #E65619	1	1
7.500%, 09/01/2012, #G10735	106	109
6.000%, 10/01/2013, #E72802	193	196
5.500%, 01/01/2014, #E00617	733	733
7.000%, 09/01/2014, #E00746	121	126
6.000%, 09/01/2022, #C90580 (b)	878	886
6.500%, 01/01/2028, #G00876	354	363
6.500%, 11/01/2028, #C00676	788	809
7.500%, 01/01/2030, #C35768	39	41
6.500%, 03/01/2031, #G01244	570	585
5.000%, 09/01/2033, #C01622	1,948	1,865
6.000%, 08/01/2036, #A51416	1,136	1,138
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	10	11
7.000%, 11/01/2011, #349630	4	4
7.000%, 11/01/2011, #351122	16	16
6.000%, 04/01/2013, #425550	125	127
6.500%, 08/01/2013, #251901	104	107
6.000%, 11/01/2013, #556195	162	165
7.000%, 10/01/2014, #252799	83	86
5.500%, 04/01/2016, #580516	654	655
6.500%, 07/01/2017, #254373	773	792
7.000%, 07/01/2017, #254414	726	752
5.500%, 12/01/2017, #673010 (b)	568	568
5.500%, 04/01/2018, #695765	723	723
4.500%, 05/01/2018, #254720 (b)	3,584	3,460
5.000%, 07/01/2018, #555621 (b)	1,209	1,188
5.500%, 09/01/2019, #725793	3,185	3,185
6.000%, 12/01/2021, #254138	538	544
6.000%, 01/01/2022, #254179	650	658
6.500%, 06/01/2022, #254344	595	611
6.000%, 10/01/2022, #254513	703	710
5.500%, 02/01/2025, #255628 (b)	1,332	1,317
5.500%, 10/01/2025, #255956 (b)	3,519	3,476
7.000%, 12/01/2027, #313941	412	430
7.000%, 09/01/2031, #596680	1,002	1,031
6.500%, 12/01/2031, #254169 (b)	915	929
6.000%, 04/01/2032, #745101 (b)	3,371	3,427
6.500%, 06/01/2032, #596712 (b)	2,737	2,785
6.500%, 07/01/2032, #545759	1,239	1,269
7.000%, 07/01/2032, #545815	244	254
6.000%, 08/01/2032, #656269 (b)	868	882
5.500%, 03/01/2033, #689109	2,455	2,411
5.500%, 04/01/2033, #703392	2,758	2,709
5.500%, 05/01/2033, #704523	1,966	1,931
5.500%, 06/01/2033, #843435 (b)	2,549	2,505
5.500%, 07/01/2033, #726520	2,650	2,603
5.500%, 07/01/2033, #728667 (b)	1,506	1,479
4.500%, 08/01/2033, #555680 (b)	1,974	1,836
5.000%, 08/01/2033, #736158 (b)	2,536	2,428
5.000%, 09/01/2033, #734566	2,847	2,726
5.000%, 10/01/2033, #747533	2,716	2,600
5.500%, 11/01/2033 (c)	17,665	17,290
5.500%, 11/01/2033, #555967 (b)	2,989	2,936
6.000%, 01/01/2034, #763687	2,252	2,260
6.000%, 03/01/2034, #745324 (b)	2,971	2,993
5.500%, 04/01/2034, #774999	1,001	982
5.000%, 05/01/2034, #780889 (b)	4,192	4,010
6.500%, 06/01/2034, #735273 (b)	1,698	1,739
4.500%, 09/01/2034, #725866	1,195	1,110
5.000%, 09/01/2034, #725772	4,532	4,334
6.500%, 11/01/2034 (c)	5,000	5,086
6.000%, 11/14/2035 (c)	6,995	6,997
7.000%, 06/01/2037, #928519 (b)	5,741	5,925
Government National Mortgage Association Pool
9.000%, 11/15/2009, #359559	13	14
8.000%, 10/15/2010, #414750	41	42
7.500%, 12/15/2022, #347332	65	68
7.000%, 09/15/2027, #455304	19	20
6.500%, 07/15/2028, #780825	631	648
6.500%, 08/20/2031, #003120	249	255
7.500%, 12/15/2031, #570134	155	162
6.000%, 09/15/2034, #633605 (b)	2,013	2,028
		119,164
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $129,691)		127,940

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 21.8%
Adjustable Rate (a) - 1.9%
Sequoia Mortgage Trust
Series 2004-5, Class X1
0.800%, 06/20/2034 (d)	20,095	14
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.870%, 02/25/2033	637	634
Series 2006-AR1, Class 2A2
5.553%, 03/25/2036	2,163	2,152
		2,800
Fixed Rate - 19.9%
Banc of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.507%, 04/25/2037	936	945
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2036 (c)	994	977
Chase Mortgage Finance Corporation
Series 2003-S10, Class A1
4.750%, 11/25/2018	2,583	2,495
Countrywide Alternative Loan Trust
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	1,326	1,320
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	1,382	1,361
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	1,731	1,750
Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4
5.444%, 03/10/2039	500	494
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.983%, 03/25/2043	1,005	1,000
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.729%, 05/25/2035	1,413	1,310
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	762	773
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	858	846
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.147%, 11/25/2034	1,962	1,975
Residential Accredit Loans
Series 2003-QS12, Class M1
5.000%, 06/25/2018	901	869
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	2,664	2,707
Series 2004-SL4, Class A3
6.500%, 07/25/2032	1,722	1,766
Residential Funding Mortgage Securitization Trust
Series 2003-S8, Class A1
5.000%, 05/25/2018	2,227	2,190
Washington Mutual
Series 2003-S13, Class 21A1
4.500%, 12/25/2018	1,929	1,862
Washington Mutual MSC Mortgage
Series 2003-MS9, Class CB1
7.457%, 04/25/2033	1,532	1,562
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	3,139	3,038
Series 2007-9, Class 1A4
5.500%, 07/25/2037	600	501
		29,741
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $33,188)		32,541

Asset-Backed Securities - 9.6%
Commercial Mortgages - 8.6%
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039	3,500	3,531
Series 2007-GG10, Class A4
5.993%, 08/10/2045 (b)	7,760	7,892
J.P. Morgan Chase Commercial Mortgage Securities
Series 2007-CB20, Class AJ
6.099%, 02/12/2051	1,000	1,013
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AJ
5.903%, 07/15/2017	445	441
		12,877
Credit Cards - 0.5%
American Express Issuance Trust
Series 2005-1, Class C
6.083%, 08/15/2011(a)	355	346
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
6.153%, 05/15/2014 (a) (e)	375	362
		708
Home Equity - 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 (e)	73	67

Manufactured Housing - 0.5%
Origen Manufactured Housing
Series 2005-B, Class M1
5.990%, 01/15/2037	750	746
Total Asset-Backed Securities
(Cost $14,223)		14,398

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 2.0%
Fixed Rate - 2.0%
Federal Home Loan Mortgage Corporation
Series 2382, Class DA
5.500%, 10/15/2030	254	256
Federal National Mortgage Association
Series 2004-29, Class WG
4.500%, 05/25/2019	2,000	1,874
Series 2002-W1, Class 2A
7.500%, 02/25/2042	832	868
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $3,019)		2,998

Short-Term Investments - 0.9%	SHARES
Money Market Fund - 0.6%
First American Government Obligations Fund, Class Z (f)	908,587	909

U.S. Treasury Obligation - 0.3%	PAR
U.S. Treasury Bill
4.647%, 10/04/2007 (g)	$435	435
Total Short-Term Investments
(Cost $1,344)		1,344

Investment Purchased with Proceeds from Securities Lending - 39.9%	SHARES
Mount Vernon Securities Lending Prime Portfolio (h)
(Cost $59,542)	59,541,956	59,542

Total Investments - 160.0%
(Cost $241,007)		238,763
Other Assets and Liabilities, Net - (60.0)%		(89,559)
Total Net Assets - 100.0%		$149,204

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2007, the fund held no fair valued securities.

(a)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2007.
(b)	This security or a portion of this security is out on loan at September 30, 2007. Total loaned securities had a value of $57,916 at September 30, 2007.
(c)	Security purchased on a when-issued basis. On September 30, 2007, the total cost of investments purchased on a when-issued basis was $30,514 or 20.5% of total net assets.
(d)
Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages.  The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets.  A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity.  The principal amount shown is the notional amount of the underlying mortgages.  Interest rate disclosed represents the coupon rate in effect as of September 30, 2007.

(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  This security has been determined to be liquid under guidelines established by the fund's board of directors.  As of September 30, 2007, the value of these investments was $429 or 0.3% of total net assets.

(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(g)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of September 30, 2007.
(h)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Eurodollar 90 Day Futures	30	$28,688	June 2008	$29
U.S. Treasury 2 Year Note Futures	(227)	(47,000)	December 2007	(168)
U.S. Treasury 5 Year Note Futures	(3)	(321)	December 2007	(2)
U.S. Treasury 10 Year Note Futures	(191)	(20,873)	December 2007	(32)
U.S. Treasury Long Bond Futures	5	557	December 2007	1
				$(172)

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

J.P. Morgan	Dow Jones CDX HVOL8 Index	Buy	0.750%	06/20/2012	$700	$19
J.P. Morgan	UBS AG	Buy	0.355%	09/20/2012	300	(1)
						$18

Interest Rate Swap Agreements
		Pay/
	Floating	Receive
	Rate	Floating	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Rate	Date	Amount	Appreciation

Citigroup	3-Month LIBOR	Pay	5.470%	06/12/2009	$20,000	$241
J.P. Morgan	3-Month LIBOR	Pay	5.447%	06/20/2009	12,000	145
UBS	3-Month LIBOR	Pay	5.590%	06/25/2012	6,000	185
UBS	3-Month LIBOR	Pay	5.180%	08/02/2010	14,000	177
						$748

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First American Investment Funds, Inc.

By (Signature and Title)   /s/Thomas S. Schreier, Jr.
  Thomas S. Schreier, Jr.,
  President

Date   November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Thomas S. Schreier, Jr.
  Thomas S. Schreier, Jr.,
  President

Date   November 27, 2007

By (Signature and Title)   /s/Charles D. Gariboldi, Jr.
  Charles D. Gariboldi, Jr.,
  Treasurer

Date   November 27, 2007